SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-4

                                    REGISTRATION STATEMENT UNDER THE SECURITIES
                                                    ACT OF 1933

                         Post-Effective Amendment No. 5

                                                      and/ or

                                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                                COMPANY ACT OF 1940

                                                 Amendment No. 35

                             American National Variable Annuity Separate Account
                                            (Exact Name of Registrant)

                                        American National Insurance Company
                                                (Name of Depositor)

                     One Moody Plaza, Galveston, Texas 77550
                 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                                   409 763-4661
                             (Depositor's Telephone Number, Including Area Code)

Agent for service:                      Please send copies of communications to:
Dwain A. Akins, Esq.                                 Jerry L. Adams
Vice President                                       Greer, Herz & Adams, L.L.P.
American National Insurance Company One Moody Plaza, 18th floor
One Moody Plaza,                            Galveston, TX 77550
Galveston, TX 77550

      Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission in
                2004 for the Registrant's fiscal year ending December 31, 2003.

                                  (Approximate Date of Proposed Public Offering)

                  It is proposed that this filing will become effective (check appropriate box):
Immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]On May 1, 2004 pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485. On
         (date) pursuant to paragraph (a)(1) of Rule 485.
              If appropriate, check the following box:
         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Group Unallocated Variable Annuity Contract


_


                   Group Unallocated Variable Annuity Contract
                  Issued by American National Insurance Company
               Home Office One Moody Plaza Galveston TX 77550-7999
                      Prospectus May 1, 2004 1-800-306-2959

This prospectus describes a group unallocated variable annuity contract being offered to corporate and non-corporate pension plans. You can allocate contract value to American National Variable Annuity Separate Account, which reflects the investment performance of the Portfolios selected by you. Each subaccount of the Separate Account invests in shares of a corresponding portfolio listed below:

American National Investment Accounts, Inc.
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio
American National Money Market Portfolio
Fidelity Variable Insurance Products Service Class 2
VIP Mid Cap Portfolio
VIP Index 500
Portfolio VIP Contrafund(R)
Portfolio VIP Aggressive Growth Portfolio
VIP Growth Opportunities Portfolio
VIP Asset Manager SM Portfolio+
VIP Asset Manager Growth Portfolio+
T. Rowe Price Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio
Limited-Term Bond Portfolio

MFS Variable Insurance Trust
Capital Opportunities Portfolio
Emerging Growth Portfolio
Research Portfolio
Investors Trust Portfolio

Federated Insurance Series
Federated Capital Income Fund II
Federated Growth Strategies Fund II
Federated High Income Bond Fund II
Federated Equity Income Fund II
T
he Alger American Fund Class O Shares
Alger American Small Capitalization Portfolio
Alger American Growth Portfolio
Alger American MidCap Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American Income & Growth Portfolio
Alger American Balanced Portfolio

AIM Variable Insurance Funds++
INVESCO VIF-Health Sciences Fund
INVESCO VIF-Small
Company Growth Fund
INVESCO VIF-Utilities Fund
 INVESCO VIF-Dynamics Fund INVESCO
VIF-Financial Services Fund
INVESCO VIF-Technology Fund
AIM V.I. Real Estate Fund

      8


* Not available for investment in contracts issued on or after May 1, 2004 + This subaccount is closed to new investments.
++Effective April 30, 2004, the INVESCO VIF Telecommunications Fund was merged into the INVESCO VIF Technology Fund pursuant to a Plan of Reorganization approved by the shareholders of the funds. Effective April 30, 2004, the subaccount investing in the INVESCO VIF Telecommunications Fund was closed. See the "Allocation of Purchase Payments" provision of this prospectus. This prospectus contains information that you should know before purchasing a contract and should be kept for future reference. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, ("SEC") which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI, and other information regarding companies that file electronically with the SEC. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Interests in the contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The contract involves investment risk, including possible loss of principal.
                                Please read this prospectus carefully and keep
it for future reference.
Form 4872                                                               Rev 5-04

                                TABLE OF CONTENTS

                                                                            Page

Glossary ......................................................................4

Synopsis ......................................................................5

     What is the Purpose of the Contract?
     What are the Investment Options?
     How Do I Purchase a Contract?
     How Do I Allocate Purchase Payments?
     Can I Transfer Amounts Among the Investment Alternatives?
     Can I Make Withdrawals?
     Is an Annuity Available?
     What are the Charges and Deductions Under the Contract?
     What are the Tax Consequences Associated with the Contract?
     If I Have Questions, Where Can I Go?

Fee Tables.................................................................    7

     Contract Owner Transaction Expenses
     Periodic Charges Other Than Portfolio Expenses
     Annual Portfolio Expenses

Accumulation Unit Values...................................................   10

Contract .....................................................................14

     Type of Contract
     Contract Application and Purchase Payments
     Allocation of Purchase Payments
     Crediting of Accumulation Units
     Determining Accumulation Unit Values
     Transfers

Charges and Deductions....................................................   17

     Surrender Charge
     Other Charges

Distributions Under the Contract...........................................   19

     Withdrawals
     Termination of Contract

                                TABLE OF CONTENTS

                                                                            Page

Annuity Payments...........................................................   21

     Annuity Options
     Annuity Provisions

The Company, Separate Account and Funds....................................   23

     American National Insurance Company
     The Separate Account
     The Funds
     Changes in Investment Option

Federal Tax Matters........................................................   30

     Introduction
     Taxation of Annuities in General
     Qualified Contracts

Performance................................................................   32

Distribution of the Contract...............................................   33

Legal Proceedings..........................................................   34

Financial Statements.......................................................   35

Statement of Additional Information Table of Contents .....................   36

                                    GLOSSARY

This glossary contains definitions of terms used in this prospectus.

Accumulation Period. The time between the date Accumulation Units are first purchased by us and the date the Contract is terminated.

Accumulation Unit. A unit used by us to calculate a Contract's value during the Accumulation Period.

Accumulation Value. The sum of the value of your Accumulation Units .

Company ("we", "our" or "us" ). American National Insurance Company.

Contract The contract described in this prospectus.

Contract Owner ("you" or "your"). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one-year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Fund. An open-end management investment company , or "mutual fund" in which the Separate Account invests.

General Account. All of our assets except those segregated in Separate Accounts.

Plan. A document or agreement defining retirement or other benefits under section 401(a) or 457 of the Internal Revenue Code and those eligible to receive such benefits. A Plan is not a part of a Contract and we are not a party to a Plan.

Plan Participant. An individual participating in a Plan.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period.

Qualified Plan. A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

Subaccount. A subdivision of the Separate Account that invests in a corresponding portfolio of an open-end management investment company, or "mutual fund".

Valuation Date. Each day the New York Stock Exchange ("NYSE") is open for regular trading except for the day after Thanksgiving and December 23 and 24.. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period. The close of business on one Valuation Date to the close of business on another.

Variable Annuity. An annuity with value that varies in dollar amount based on performance of the investments you choose.

                                    SYNOPSIS

What is the Purpose of the Contract?

The Contract allows the accumulation of funds, at rates that will increase or decline in value based on the performance of investments you choose. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the Plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are the Investment Options?

You can invest Purchase Payments in one or more of the subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each subaccount and corresponding Portfolio has its own investment objective (See "the Funds" provision of this prospectus). There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Accumulation Value.

How do I purchase a contract?

You can purchase a Contract by submitting a completed application and a Purchase Payment to our home office. (See the "Contract Application and Purchase Payments" provision of this prospectus.) Purchase Payments must be for the purpose of providing for Plan benefits.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

The contract may not be available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

How do I allocate purchase payments?

You can allocate Purchase Payments among the available subaccounts. You cannot allocate less than 1% of a Purchase Payment to any one investment option.

Can I transfer amounts among the investment alternatives?

You can make transfers among subaccounts. (See the "Transfers" provision of this prospectus.)

All transfers among the subaccounts are free.

You should periodically review allocations among the subaccounts to make sure they fit your current situation and financial goals.

You can make allocation changes either in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine.

These procedures may include requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests. We cannot guarantee that we will be available to accept telephone transfer instructions.

Can I make withdrawals?

By written request to us, you can withdraw all or part of the Accumulation Value at any time. (See the "Withdrawals" provision of this prospectus.) Such withdrawal may be subject to a Surrender Charge. Such withdrawal may also be subject to Plan restrictions. Surrender charges are waived for any withdrawal to fund a distribution under a Plan. Proof of such Plan benefit must be provided. Distributions to Plan Participants may be subject to income tax and penalty tax.

Is an annuity available?

In order to fund plan distributions, you can select from a number of fixed annuity options, each of which provides a different level and number of annuity payments. The annuity options include payments:

a) for the life of a Plan Participant

b) for the life of a Plan Participant, with a guarantee that such payments will continue for at least 10 or 20 years

c) made jointly to a Plan Participant and spouse, with a right of survivorship.

(See the "Annuity Options," provision of this prospectus.)

What are the charges and deductions under the contract?

Please see the Fee Tables that immediately follow the "Synopsis" section. Additional information is also in the "Charges and Deduction" section of the prospectus.

What are the tax consequences associated with the Contract?

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

If I have questions, where can I go?

If you or the Plan administrator have any questions about the Contract, you or the Plan administrator can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893. You can call us at 1-800-306-2959.

                                   FEE TABLES

                       Contract Owner Transaction Expenses

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer Accumulation value between investment options. State premium taxes may also be deducted.

        Sales Load as a Percentage of Purchase Payments               0%

                    Deferred Sales Load ("Surrender Charge")

-------------------------------------------------------------------------------
                       Contract Year of                   Surrender Charge as a
                          Withdrawal                             Percentage of
                                                                Each Withdrawal
-------------------------------------------------------------------------------

                               1                                     7.0%

                               2                                     7.0%

                               3                                     6.0%

                               4                                     5.0%

                               5                                     4.0%

                               6                                     3.0%

                               7                                     2.0%

                       8 and thereafter                              0.0%
-------------------------------------------------------------------------------

                 Periodic Charges Other Than Portfolio Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract not including Portfolio fees and expenses.
-----------------------------------------------------------------------------
                         Exchange Fee                                 $ 0

                      Annual Contract Fee                             $ 0
------------------------------------------------------------------------------



Separate Account Annual Expenses (as a percent of average net assets)

------------------------------------------------------------------------------
                Mortality and Expense Risk Fee                       0.35%

         Other Account Fees (administrative asset fee)              0.90%1

             Total Separate Account Annual Expense                   1.25%


          1The administrative asset fee varies according to the following table:

-------------------------------------------------------------------------------
                     Accumulation Value on           Administrative Asset Fee to
                        Valuation Date        that Portion of Accumulation Value
-------------------------------------------------------------------------------

                              $0 - $500,000                          0.90%

                      $500,000 - $1,000,000                          0.70%

                    $1,000,000 - $3,000,000                          0.50%

                    $3,000,000 - $5,000,000                          0.25%

                            over $5,000,000                          0.00%
-------------------------------------------------------------------------------

In other words, if the Accumulation Value is $700,000, an administrative asset fee of 0.90% will be applied to $500,000 and administrative asset fee of 0.70% will apply to the remaining $200,000.

                            Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolios fees and expenses is contained in the prospectus for each Portfolio.

-------------------------------------------------------------------------------
                                      Minimum                    Maximum

Total Expenses1                        0.60%                      3.14%
-------------------------------------------------------------------------------

(before fee waivers or reimbursements)


1Expenses are shown as a percentage of a Portfolio's average net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.25%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-----------------------------------------------------------------------------------------------------------------------------------
If you surrender your contract at the end of the applicable time period:
               1 year                    3 years                    5 years                  10 years

               $1,196                    $1,203                     $1,071                     $715

-----------------------------------------------------------------------------------------------------------------------------------
If you annuitize at the end of the applicable time period:

               1 year                    3 years                    5 years                  10 years

                $461                      $508                       $560                      $715

-----------------------------------------------------------------------------------------------------------------------------------
If you do not surrender your Contract

               1 year                    3 years                    5 years                  10 years

                $461                      $508                       $560                      $715
-----------------------------------------------------------------------------------------------------------------------------------

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.


                            Accumulation Unit Values


Portfolio                                                                   2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio
Accumulation unit value at beginning of period                     $       0.783    $       0.904     $       0.934
Accumulation unit value at end of period                           $       0.926    $       0.783     $       0.904
Number of accumulation units outstanding at end of period                871,527          508,954           384,464

Alger American Growth Portfolio
Accumulation unit value at beginning of period                     $       0.487    $       0.735     $       0.845
Accumulation unit value at end of period                           $       0.654    $       0.487     $       0.735
Number of accumulation units outstanding at end of period              1,045,165          446,301           151,782

Alger American Income and Growth Portfolio
Accumulation unit value at beginning of period                     $       0.547    $       0.804     $       0.950
Accumulation unit value at end of period                           $       0.705    $       0.547     $       0.804
Number of accumulation units outstanding at end of period                628,981          455,105           229,704

Alger American Leveraged Allcap Portfolio
Accumulation unit value at beginning of period                     $       0.432    $       0.662     $       0.797
Accumulation unit value at end of period                           $       0.578    $       0.432     $       0.662
Number of accumulation units outstanding at end of period                554,538          225,458           100,247

Alger American Mid Cap Growth Portfolio
Accumulation unit value at beginning of period                     $       0.615    $       0.884     $       0.957
Accumulation unit value at end of period                           $       0.903    $       0.615     $       0.884
Number of accumulation units outstanding at end of period                869,763          404,674           170,686

Alger American Small Capitalization Portfolio
Acccumulation unit value at beginning of period                    $       0.436    $       0.598     $       0.820
Accumulation unit value at end of period                           $       0.616    $       0.436     $       0.598
Number of accumulation units outstanding at end of period                507,285          206,578            76,503

American National Balanced Portfolio
Acccumulation unit value at beginning of period                    $       0.858    $       0.930     $       0.987
Accumulation unit value at end of period                           $       1.023    $       0.858     $       0.930
Number of accumulation units outstanding at end of period                343,242          101,236           194,077

American National Equity Income Portfolio
Acccumulation unit value at beginning of period                    $       0.767    $       0.904     $       1.039
Accumulation unit value at end of period                           $       0.950    $       0.767     $       0.904
Number of accumulation units outstanding at end of period                171,947          112,392            91,692

American National Government Bond Portfolio
Acccumulation unit value at beginning of period                    $       1.185    $       1.108     $       1.046
Accumulation unit value at end of period                           $       1.200    $       1.185     $       1.108
Number of accumulation units outstanding at end of period                527,762          229,346            16,035

American National Growth Portfolio
Acccumulation unit value at beginning of period                    $       0.564    $       0.789     $       0.953
Accumulation unit value at end of period                           $       0.712    $       0.564     $       0.789
Number of accumulation units outstanding at end of period                162,228           61,528            27,309

American National High Yield Bond Portfolio
Acccumulation unit value at beginning of period                    $       0.948    $       0.987     $       0.995
Accumulation unit value at end of period                           $       1.115    $       0.948     $       0.987
Number of accumulation units outstanding at end of period                108,702           35,036            20,099


                            Accumulation Unit Values
                                    continued

Portfolio                                                                   2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
American National International Stock Portfolio
Acccumulation unit value at beginning of period                    $       0.516    $       0.646     $       0.852
Accumulation unit value at end of period                           $       0.696    $       0.516     $       0.646
Number of accumulation units outstanding at end of period                100,572           56,406            14,675

American National Money Market Portfolio
Acccumulation unit value at beginning of period                    $       1.034    $       1.037     $       1.018
Accumulation unit value at end of period                           $       1.033    $       1.034     $       1.037
Number of accumulation units outstanding at end of period              3,547,858        2,619,126         1,897,905

American National Small-Cap/ Mid Cap Portfolio
Acccumulation unit value at beginning of period                    $       0.127    $       0.298     $       0.663
Accumulation unit value at end of period                           $       0.234    $       0.127     $       0.298
Number of accumulation units outstanding at end of period                559,188          112,826            26,248

Federated Equity Income Fund II
Acccumulation unit value at beginning of period                    $       0.608    $       0.776     $       0.883
Accumulation unit value at end of period                           $       0.768    $       0.608     $       0.776
Number of accumulation units outstanding at end of period                148,732          191,682            13,462

Federated Growth Strategies Fund II
Acccumulation unit value at beginning of period                    $       0.472    $       0.648     $       0.846
Accumulation unit value at end of period                           $       0.656    $       0.472     $       0.648
Number of accumulation units outstanding at end of period                198,427          113,113            32,571

Federated High Income Bond Fund II
Acccumulation unit value at beginning of period                    $       0.922    $       0.921     $       0.920
Accumulation unit value at end of period                           $       1.120    $       0.922     $       0.921
Number of accumulation units outstanding at end of period                352,880           51,944            20,295

Federated Int'l Small Comp Fund II
Acccumulation unit value at beginning of period                    $       0.482    $       0.592     $       0.857
Accumulation unit value at end of period                           $       0.667    $       0.482     $       0.592
Number of accumulation units outstanding at end of period                    ---           89,620            42,674

Federated Capital Income Fund II
Acccumulation unit value at beginning of period                    $       0.616    $       0.821     $       0.958
Accumulation unit value at end of period                           $       0.739    $       0.616     $       0.821
Number of accumulation units outstanding at end of period                112,127           72,005            29,322

Fidelity VIP Aggressive Growth Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.626    $       0.864               ---
Accumulation unit value at end of period                           $       0.811    $       0.626     $       0.864
Number of accumulation units outstanding at end of period                485,776           84,836            20,105

Fidelity VIP II Asset Manager Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.817    $       0.910     $       0.963
Accumulation unit value at end of period                           $       0.955    $       0.817     $       0.910
Number of accumulation units outstanding at end of period                  4,611            4,632             4,632

Fidelity VIP II Asset Manager Growth Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.679    $       0.817     $       0.895
Accumulation unit value at end of period                           $       0.830    $       0.679     $       0.817
Number of accumulation units outstanding at end of period                  3,070            3,334             7,062


                            Accumulation Unit Values
                                    continued

Portfolio                                                                   2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.741    $       0.830     $       0.960
Accumulation unit value at end of period                           $       0.944    $       0.741     $       0.830
Number of accumulation units outstanding at end of period              1,064,946          460,873           254,493

Fidelity VIP II Index 500 Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.611    $       0.798     $       0.921
Accumulation unit value at end of period                           $       0.778    $       0.611     $       0.798
Number of accumulation units outstanding at end of period              2,168,853          932,788           429,546

Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.572    $       0.743     $       0.881
Accumulation unit value at end of period                           $       0.736    $       0.572     $       0.743
Number of accumulation units outstanding at end of period                337,697          185,377           123,076

Fidelity VIP Mid Cap Portfolio (Class 2)
Acccumulation unit value at beginning of period                    $       0.921    $       1.037               ---
Accumulation unit value at end of period                           $       1.265    $       0.921     $       1.037
Number of accumulation units outstanding at end of period                684,432          228,410           102,238

INVESCO VIF-Dynamics Fund
Acccumulation unit value at beginning of period                    $       0.547    $       0.814               ---
Accumulation unit value at end of period                           $       0.749    $       0.547     $       0.814
Number of accumulation units outstanding at end of period                 67,843          121,860             4,932

INVESCO VIF-Financial Services Fund
Acccumulation unit value at beginning of period                    $       0.807    $       0.960               ---
Accumulation unit value at end of period                           $       1.039    $       0.807     $       0.960
Number of accumulation units outstanding at end of period                230,723          140,020            67,137

INVESCO VIF-Health Sciences Fund
Acccumulation unit value at beginning of period                    $       0.764    $       1.026               ---
Accumulation unit value at end of period                           $       0.970    $       0.764     $       1.026
Number of accumulation units outstanding at end of period                418,841          216,766            77,062

INVESCO VIF-Real Estate Opportunity Fund
Acccumulation unit value at beginning of period                    $       1.081    $       1.029               ---
Accumulation unit value at end of period                           $       1.491    $       1.081     $       1.029
Number of accumulation units outstanding at end of period                478,578          134,466            16,112

INVESCO VIF-Small Company Growth Fund
Acccumulation unit value at beginning of period                    $       0.595    $       0.875               ---
Accumulation unit value at end of period                           $       0.789    $       0.595     $       0.875
Number of accumulation units outstanding at end of period                241,241          138,813            10,395

INVESCO VIF-Technology Fund
Acccumulation unit value at beginning of period                    $       0.371    $       0.706               ---
Accumulation unit value at end of period                           $       0.535    $       0.371     $       0.706
Number of accumulation units outstanding at end of period                500,019          169,510            74,831

INVESCO VIF-Telecommunications Fund
Acccumulation unit value at beginning of period                    $       0.276    $       0.569               ---
Accumulation unit value at end of period                           $       0.369    $       0.276     $       0.569
Number of accumulation units outstanding at end of period                327,157          127,201            20,479

                            Accumulation Unit Values
                                    continued

Portfolio                                                                   2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund
Acccumulation unit value at beginning of period                    $       0.560    $       0.712               ---
Accumulation unit value at end of period                           $       0.654    $       0.560     $       0.712
Number of accumulation units outstanding at end of period                131,967           44,001            15,528

MFS Capital Opportunities Series
Acccumulation unit value at beginning of period                    $       0.474    $       0.682     $       0.902
Accumulation unit value at end of period                           $       0.599    $       0.474     $       0.682
Number of accumulation units outstanding at end of period                182,173          117,818            71,830

MFS Emerging Growth Series
Acccumulation unit value at beginning of period                    $       0.362    $       0.553     $       0.840
Accumulation unit value at end of period                           $       0.468    $       0.362     $       0.553
Number of accumulation units outstanding at end of period                524,845          273,817           158,870

MFS Investor Trust Series
Acccumulation unit value at beginning of period                    $       0.651    $       0.834     $       1.005
Accumulation unit value at end of period                           $       0.790    $       0.651     $       0.834
Number of accumulation units outstanding at end of period                331,496          111,685            61,882

MFS Research Series
Acccumulation unit value at beginning of period                    $       0.519    $       0.696     $       0.894
Accumulation unit value at end of period                           $       0.643    $       0.519     $       0.696
Number of accumulation units outstanding at end of period                150,546          212,402            85,281

T. Rowe Price Equity Income Portfolio
Acccumulation unit value at beginning of period                    $       0.921    $       1.074     $       1.085
Accumulation unit value at end of period                           $       1.149    $       0.921     $       1.074
Number of accumulation units outstanding at end of period              1,180,507          367,994           254,914

T. Rowe Price International Stock Portfolio
Acccumulation unit value at beginning of period                    $       0.532    $       0.660     $       0.859
Accumulation unit value at end of period                           $       0.690    $       0.532     $       0.660
Number of accumulation units outstanding at end of period                631,023          232,305           103,817

T. Rowe Price Limited-Term Bond Portfolio
Acccumulation unit value at beginning of period                    $       1.149    $       1.104     $       1.032
Accumulation unit value at end of period                           $       1.191    $       1.149     $       1.104
Number of accumulation units outstanding at end of period                594,369          175,812            19,317

T. Rowe Price Mid-Cap Growth Portfolio
Acccumulation unit value at beginning of period                    $       0.765    $       0.984     $       1.006
Accumulation unit value at end of period                           $       1.052    $       0.765     $       0.984
Number of accumulation units outstanding at end of period                792,786          326,337           221,198


                                    CONTRACT

Type of Contract

This prospectus offers a group unallocated variable annuity Contract, and our obligations are strictly limited to those set forth in this prospectus and the Contract. Neither the Plan Participant, nor any person deriving any rights or benefits from a Plan Participant and the Contract, will at any time have any rights or interest in the Accumulation Value. We incur no liability or obligation to any Plan Participant until a benefit has been purchased on behalf of a Plan Participant, or a person deriving rights from a Plan Participant, in accordance with the provisions of the Contract. Our sole responsibility to any such Plan Participant or person deriving rights from a Plan Participant will be the payment of such benefits purchased on his behalf.

If the Plan maintains individual accounts for each Plan Participant or beneficiary, the Plan should have accounting procedures to allocate among those accounts the gains, losses and charges under this Contract.

The terms of the Contracts may only be changed by mutual agreement between American National and each Contract Owner, unless:

a) the change is as described in the provision entitled "Changes in Investment Options";

b) American National is making the change in order to comply with a law or regulation to which American National or the Contracts are subject; or

c) American National is making the change in order to maintain the tax status of the Contracts as described in the section entitled "Federal Tax Matters"

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact Us for specific information that may be applicable to your state.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send a Purchase Payment to our home office. (See the "Allocation of Purchase Payments" provision of this prospectus). If the application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office. All additional Purchase Payments received by us are effective when such Purchase Payments are received at our home office.

Purchase Payments paid are allocated as directed by you. Purchase Payments must be for the purpose of providing for Plan benefits. We assume no liability as to the sufficiency of the Accumulation Value to provide benefits according to the provisions of the Plan.

Allocation of Purchase Payments

Purchase Payments will be allocated to the subaccounts according to instructions in the application. You can change these allocations at any time by written instruction to our home office, or if a properly completed telephone transfer authorization form is on file with us, by telephone.

Effective April 30, 2004, the subaccount investing in the INVESCO VIF Telecommunications Fund will no longer accept new premiums or transfers from other subaccounts. The subaccount investing in the INVESCO VIF Telecommunication Fund will be deleted, wherever listed, from any instructions you have given us regarding your premium allocation. We will reassign the percentages previously assigned to the subaccount investing in the INVESCO VIF Telecommunication Fund to the subaccount investing in the American National Money Market Portfolio until we receive different instructions from you. If you want us to treat your allocations differently, please submit your written instructions to us or if you have a telephone authorization on file call us at 1-800-306-2959.

Crediting of Accumulation Units

Purchase Payments will be used to purchase Accumulation Units in subaccounts as the Contract Owner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation. Purchase Payments are not credited until actually received by us. A Plan Participant's contribution to a Plan will not be credited until the Contract Owner forwards such contribution to us.

Determining Accumulation Unit Values

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date. The Accumulation Unit value on each Valuation Date is equal to the Accumulation Unit value for the preceding Valuation Date, multiplied by the net investment factor for that subaccount on that Valuation Date.

A net investment factor is determined for each subaccount on a Valuation Date as follows. First, we take the net asset value of a share in the corresponding Portfolio at the close of business that day, and we add the per share amount of any dividends or capital gains distributions declared by the Portfolio during the Valuation Period. We divide this amount by the per share net asset value on the preceding Valuation Date. Then we reduce the result for the administrative asset fee and the mortality and expense risk fee.

We will calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. Investment performance of the Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each subaccount.

Transfers

You can make transfers among the subaccounts. We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received, unless you designate a later date.

Payment of withdrawal amounts and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contract Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

The contracts are first and foremost annuity policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or purchase payment) from any person if, in our judgment, an underlying portfolio or other Contract Owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular Contract Owners who, in our view, have abused or appear likely to abuse the transfer privilege.

Without in any way limiting our ability to determine that other situations or practices adversely affect an underlying portfolio or other Contract Owners, if within any 120-day period, you make more than one sale or transfer involving a redemption of any units in a subaccount that were purchased within the 60-day period prior to such redemption, we may refuse to honor any such sale or transfer or place restrictions on your transfer privileges.

                             CHARGES AND DEDUCTIONS

Surrender Charge

During the first seven Contract Years, a Surrender Charge may be imposed on withdrawals at a rate of no more than 7% of the amount withdrawn. (See the "Deferred Sales Load (`Surrender Charge')" provision in the "Fee Table" section of the prospectus for the table of surrender charges rates).

We will deduct a surrender charge from the Accumulation Value for withdrawals of all or a portion of the Accumulation Value. However, no surrender charge will apply to any such withdrawal:

a) if you request a lump sum cash distribution and give us proof that benefits in the amount of the lump sum cash distribution are payable under the Plan to a Plan Participant or beneficiary due to the death, disability, termination of employment or retirement of a Plan Participant; or

b) if you request that such withdrawal be applied to purchase from us any of the annuity options available under the Contract. (See the "Annuity Options provision of the prospectus).

For termination, the surrender charge will be equal to the surrender charge percentage multiplied by the Accumulation Value. The surrender charge percentage will be determined by the Contract Year in which the termination occurs.

For withdrawals not exempt from the surrender charge, a surrender charge will be assessed consistent with that applied to a termination. The surrender charge percentage will be determined by the Contract Year in which the withdrawal occurs.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

The Contract is subject to certain other charges:

Administrative Asset Fee

An administrative asset fee at an annual rate of up to 0.90% is assessed daily against the Separate Account.

Mortality and Expense Risk Fee

Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We assume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs.

For our promises to accept these risks, a mortality and expense risk fee at an annual rate of 0.35% will be assessed daily against the Separate Account.

Charges for Taxes

We do not collect any at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account.

Portfolio Expenses

The Portfolios in which you have invested will charge the portfolio company annual expenses. For a more complete description of those expenses, see the prospectuses for the Portfolios.

                        DISTRIBUTIONS UNDER THE CONTRACT

Withdrawals

The Contract Owner may make withdrawals under the Contract, in whole or in part, subject to the following limitations:

a)   The request must be made in writing.

b)       If a partial withdrawal would leave less than $1,200 Accumulation
                Value, we may terminate the Contract.

c) A partial withdrawal request should specify the allocation of that withdrawal among the subaccounts. If not specified, we will prorate the withdrawal among the subaccounts. Surrender charges will be deducted from the Accumulation Value remaining after a partial withdrawal.

d) Additional limitations apply to withdrawals, as explained in, "Termination of Contract".

The Accumulation Unit value for withdrawals will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your withdrawal request.

Accumulation Value can be determined by multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit value and summing the results. The amount available for withdrawal equals the Accumulation Value less any applicable surrender charge. Accumulation Value will be reduced by the amount of any withdrawal and applicable surrender charge.

We expect to pay surrenders within seven days of receipt of your written request in proper form, however payment of surrenders may be delayed under certain circumstances. (See the "Transfers" provision of the prospectus.)

Termination of Contract

You may terminate the Contract at any time by giving us written notice. Such notice must specify a date of termination, which may not be earlier than 30 days after receipt at our home office.

We may terminate the Contract by giving you written notice, if any one or more of the following events occurs:

a) the Accumulation Value is less than $1,200; or

b) you failed to provide any information or render any performance required by the terms of this Contract.

Such termination notice will specify a date of termination, which will not be earlier than six months after the date you receive such notice.

Upon termination, no further Purchase Payment will be accepted, and you shall designate a party to receive the amounts due on termination. We shall transfer the balance of the Accumulation Value less any applicable surrender charge to the designated party. We shall have no obligation or duty to verify that such party has the right to receive such payment, nor that the Plan is or will continue to be qualified under the Internal Revenue Code, nor that such payments will be properly applied by the designated party. Such payment or payments will fully and finally discharge us of all liability under the Contract, except for the payment of annuity benefits previously purchased. (See the "Annuity Options" provision of the prospectus). Termination of the Contract will have no effect upon the payments to be made by us to any person for whom an annuity has been purchased prior to the date of termination.

                                ANNUITY PAYMENTS

You can apply all or part of the Accumulation Value to any of the annuity options described below. These annuity options provide for fixed payments; accordingly, Accumulation Value will be transferred to the General Account and annuity payments will be based upon the annuity option selected. Annuity payments can begin at any time. Such payments must be for the exclusive benefit of a Plan Participant or beneficiary or for a person designated by you for the exclusive benefit of such Plan Participant or beneficiary.

Annuity Options

The following annuity options are available to Contract Owners. The Plans will specify which of these options are available to individual Plan Participants.

Option 1 - Life Annuity -- monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual's death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

Option 2 - Life Annuity with ten or 20 Years Certain -- monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

Option 3 - Joint and Survivor Annuity -- monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

Option 4 - Installment Payments, Fixed Period -- monthly payments for specified number of years of at least 5, but not exceeding 30. Payments will include interest at the effective rate of 2.5% per year.

Option 5 - Equal Installment Payments, Fixed Amount -- monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, plus interest at an effective rate of 2.5% per year, is exhausted. The final annuity payment will be the remaining sum left with us. It may be more or less than the other payments.

Other Annuity Forms -- May be agreed upon.

If a beneficiary dies while receiving annuity payments certain under Option 2, 4 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

The value of the annuity payment will vary based upon the amount of Accumulation Value applied to the annuity option. In addition, the annuity payment will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than joint and survivor annuities.

Annuity Provisions

We determine life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male, 50% female blend) and 2.5% interest which generally reflects the age of the payee and type of annuity option selected. The payee's attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

                    the company, Separate Account, and funds

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.6% and the Libbie S. Moody Trust, a private trust, owns approximately 37.5% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the separate account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Accounts and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the American National Variable Annuity Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently numerous subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

Since we are the legal holder of the Portfolio shares in the Separate Account we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the separate account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans which invest in the Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.


FUND:         American National Investment Accounts, Inc.
ADVISER:      Securities Management and Research, Inc

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------
American National Growth Portfolio                        seeks to achieve capital appreciation

American National Balanced Portfolio                      seeks to conserve principal,
                                                          produce current income, and achieve long-term
                                                          capital appreciation
American National Equity Income Portfolio                 seeks to achieve growth of capital and/or current income




Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

American National High Yield
Bond Portfolio                                            seeks
                                                          to provide a high
                                                          level of current
                                                          income As a secondary
                                                          investment objective,
                                                          the portfolio seeks
                                                          capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
American National International Stock Portfolio           seeks to obtain long-term
                                                          growth of capital through
                                                          investments primarily
                                                          in the equity securities of
                                                          established, non-U.S. companies
American
National
Small-Cap/Mid-Cap
Portfolio                                                 seeks to
                                                          provide long-term
                                                          capital growth by
                                                          investing primarily in
                                                          stocks of small to
                                                          medium-sized companies
American National Government
Bond Portfolio                                            seeks
                                                          to provide as high a
                                                          level of current
                                                          income, liquidity, and
                                                          safety of principal as
                                                          is consistent with
                                                          prudent investment
                                                          risks through
                                                          investment in a
                                                          portfolio consisting
                                                          primarily of
                                                          securities issued or
                                                          guaranteed by the U.S.
                                                          Government, its
                                                          agencies, or
                                                          instrumentalities
American National Money Market
Portfolio                                                 seeks the
                                                          highest current income
                                                          consistent with the
                                                          preservation of
                                                          capital and
                                                          maintenance of
                                                          liquidity


-----------------------------------------------------------------------------------------------------------------------------------
FUND:         The Alger American Fund Class O Shares
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio             seeks long-term capital appreciation

Alger American Growth Portfolio                           seeks long-term capital appreciation Alger

American MidCap Growth Portfolio                          seeks long-term capital appreciation Alger

American Leveraged AllCap Portfolio                       seeks long-term capital appreciation

Alger American Income & Growth Portfolio                  Primarily seeks to provide a high level
                                                          of dividend income; its secondary
                                                          goal is to provide capital appreciation

Alger American Balanced Portfolio                         seeks current income and long-term capital appreciation



fUND:         Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Federated Investment Management Company
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II                          seeks to achieve high current income
                                                           and moderate capital appreciation
[Subadviser: Federated Global Investment Management Corp.]

Federated Growth Strategies Fund II                       seeks capital appreciation

Federated High Income Bond Fund II                        seeks high current income

Federated Equity Income Fund II                           seeks to provide above
                                                          average income and capital appreciation

FUND:         Fidelity Variable Insurance products Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

VIP Mid Cap Portfolio                                     seeks long-term growth of capital
[subadvised by:
-----------------------------------------------------------------------   ---------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]

VIP Index 500 Portfolio                                   seeks investment results that
                                                          correspond to the total return of common
                                                          stocks publicly traded in the U.S.,
                                                          as represented by the Standard & Poor's
                                                          500SM Index (S&P 500(R))
[Subadviser: FMR Co., Inc.]
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio seeks long-term capital appreciation [subadvised by:
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]
VIP Aggressive Growth Portfolio                           seeks capital appreciation
[subadvised by:
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        seeks to provide capital growth [subadvised
by:
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]




FUND:         AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                          seeks capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund                     seeks long-term capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                seeks capital growth and also seeks current income
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund                                 seeks long-term capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                       seeks capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                               seeks capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Real Estate  Fund                                seeks to achieve high total return.
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------


FUND:         MFS Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Massachusetts Financial Service Company
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

MFS Capital Opportunities Series                          seeks capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                                seeks long-term growth of capital

MFS Research Series                                       seeks long-term growth of capital and future income

MFS Investors Trust Series                                Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income



              T. Rowe Price
-------------------------------------------------------------------------------
aDVISER: T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of
              T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.
-------------------------------------------------------------------------------

aDVISER: T. Rowe Price International, Inc., is responsible for selection and management of the portfolio investments of T. Rowe
              Price International Series, Inc.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

FUND:         T. Rowe Price Equity Series, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

T.Rowe Price Equity
Income Portfolio                                          seeks
                                                          to provide substantial
                                                          dividend income as
                                                          well as long-term
                                                          growth of capital
                                                          through investments in
                                                          the common stocks of
                                                          established companies
-----------------------------------------------------------------------------------------------------------------------------------
T.Rowe Price Mid-Cap
Growth Portfolio*
                                                          seeks to provide long
                                                          term capital
                                                          appreciation by
                                                          investing in mid-cap
                                                          stocks with potential
                                                          for above-average
                                                          earnings growth
FUND:         T. Rowe Price Fixed Income Series, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio                 seeks a high level of income
                                                          consistent with moderate
                                                          fluctuations in
                                                          principal value
-----------------------------------------------------------------------------------------------------------------------------------
FUND:         T. Rowe Price International Series, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

T.Rowe Price
International Stock
Portfolio                                                 seeks
                                                          long-term growth of
                                                          capital through
                                                          investments primarily
                                                          in the common stocks
                                                          of established,
                                                          non-U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------

* Not available for investment in contracts issued on or after May 1, 2004.

We have arrangements to provide services to certain Portfolios for which the advisor or distributor of such Portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Portfolio. Some advisors or distributors pay us higher fees than others do. We receive 12b-1 fees from Fidelity Variable Insurance Products for the distribution of the Portfolios of that Fund.

The Portfolios are a part are sold only to separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolio are not sold to the general-public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Changes in Investment Options

We may establish additional subaccounts which would invest in portfolios of other Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

                               FEDERAL TAX MATTERS

Introduction

The following discussion is general in nature and is not intended as tax advice for each Contract Owner. It does not address the tax consequences resulting from all situations in which a Contract Owner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

Taxation of Annuities in General

Since a group unallocated Contract is not purchased directly by individuals, those portions of the Code relating to individual ownership of annuities are not applicable to the group unallocated Contract Owner. Certain provisions of section 72 of the Code would apply if the Contract Owner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

Qualified Contracts

The group unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Plan Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

 As a rule, Purchase Payments made by or for Plan Participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contract Owners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of making contributions to the Plan, purchasing this Contract under the Plan, and distributing Plan benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contract Owner. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract do not comply with the law.

Corporate pension and profit-sharing plans under section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. A Contract Owner that uses the Contract in conjunction with a defined contribution plan under section 401(a) of the Code (which is also known as an "individual account plan") is solely responsible for allocating the assets of the Contract with respect to participants' individual accounts.

Plans established under section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provide for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under a section 457 Plan, a participant may usually specify the form of investment in which his or her participation will be made. All such investments are, however, owned by and are subject to the claims of the general creditors of the non-governmental sponsoring employer. In general, all amounts received under a section 457 Plan are taxable and are subject to federal income tax withholding as wages.

Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

                                   PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The subaccount that invests in the American National Money Market portfolio may advertise current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

                          Distribution of the Contract

Principal Underwriter

Securities Management and Research, Inc. (SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker/dealer; and is a member of the National Association of Securities Dealers.

Sales Of The Contracts
SM&R offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about SM&R and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with SM&R are also licensed as insurance producers ("agents") in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to SM&R. We may also pay other marketing related expenses associated with the promotion and sales of the Contracts to SM&R. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregate purchase payments. We pay commissions either as a percentage of first year purchase payments or as a combination of a percentage of first year purchase payments and percentage of Accumulation Value in subsequent years.

We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time purchase payments have been held under the Contract, Accumulation Values and elected features and benefits).

When a Contract is sold through a registered representative of SM&R, SM&R passes the entire amount of the sales commission through to the registered representative of SM&R who sold the contract. Because registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

SM&R may enter into selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commission paid to the other broker/dealer is not expected to exceed the amount described above. When a Contract is sold through another broker/dealer, we pay the sales commission directly to the selling broker/dealer; that broker/dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts; including other incentives and payments, are not charged directly to you or to your Accumulation Value.

                                LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

                              Financial Statements

The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Information, call 1-800-306-2959 or send a written request to:


                       American National Insurance Company
                                 One Moody Plaza
                          Variable Contracts Department
                            Galveston, TX 77550-7999

                       STATEMENT OF ADDITIONAL INFORMATION

                                Table of Contents

A Registration Statement describing the Contracts has been filed with the Securities and Exchange Commission under the Securities Act of 1933. This Prospectus does not contain all information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account, and the Contract offered. Statements contained in this prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www/sec/gov.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                            Page

The Contract...............................................................    3

Assignment.................................................................    3

Computation of Variable Annuity Payments...................................    3

Distribution of the Contract...............................................    3

Tax Matters................................................................    4

Records and Reports.......................................................    4

Performance................................................................    4


     Yields................................................................    7

State Law Differences......................................................    8

Separate Account...........................................................    9

     Termination of Participating Agreements...............................    9

Legal Matters..............................................................   14

Experts  .....................................................................14

Financial Statements.......................................................   15

                                                  This page left blank
intentionally.

                                                  This page left blank
intentionally.

      40






Form 4872                                                              Rev. 5-04
Part B
                   Group Unallocated Variable Annuity Contract
                       Statement of Additional Information
                  Issued by American National Insurance Company
               Home Office One Moody Plaza Galveston TX 77550-7999
                                 1-800-306-2959
                  Relating to the Prospectus dated May 1, 2004

Registrant

American National Insurance Company Separate Account
One Moody Plaza
Galveston, Texas 77550-7999

Depositor

American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7999

Principal Underwriter

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573

Independent Auditors

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Group Unallocated Variable Annuity Contract offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectus dated May 1, 2004, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract ("the Contract").








   Form 4872-SAI                                                           05-04

                                TABLE OF CONTENTS

                                                                            Page

The Contract...............................................................    3
Assignment.................................................................    3
Computation of Variable Annuity Payments...................................    3
Distribution of the Contract...............................................    3
Tax Matters................................................................    4
Records and Reports........................................................    4
Performance................................................................    4
State Law Differences........................................................  8
Separate Account.............................................................  9
     Termination of Participating Agreements.................................  9
Legal Matters................................................................ 14
Experts...................................................................... 14

                             Financial Statements 15

                                  The Contract

The following provides additional information about the Contract which supplements the description in the prospectus.


                                   Assignment

The Contract may not be assigned


                    Computation of Variable Annuity Payments

The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the "AIR") of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.50% or other AIR referred to above.
Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if subaccounts underlying the Contract have a cumulative net investment return of 4% over a one year period, the first annuity payment in the next year will be approximately
1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable subaccount(s). If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable subaccount(s).

                          Distribution of the Contract

Subject to arrangements with American National, the Contract is sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R"), acts as the principal underwriter on behalf of American National for distribution of the Contract. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contract through registered representatives. In connection with these sales activities, SM&R is responsible for:

o compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

o keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

o  training agents of American National for the sale of Contracts, and

o forwarding all Purchase Payments under the Contracts directly to American National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

During 2003, 2002, and 2001, $3,158,667, $3,168,957 and $2,645,091 respectively was paid to SM&R for the sale of variable life insurance and variable annuity contracts. In 2003, 2002 and 2001, no underwriting commissions were retained by SM&R.


                                   Tax Matters

Diversification Requirements. The Code requires that the investments underlying a separate account be "adequately diversified" in order for contracts to be treated as annuities for federal income tax purposes. We intend that the separate account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners would be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the separate account assets supporting a Contract.


                               Records and Reports

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the separate account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.


                                   Performance

Performance information for any subaccount may be compared, in reports and advertising to:

o  the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

o  Dow Jones Industrial Average ("DJIA"),

o  Donoghue's Money Market Institutional Averages;

o other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

o the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

o the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a subaccount, other than yield quotations, will be accompanied by information on that subaccount's standardized total return for the most recent 1, 5 and 10-year periods or, if less, the period from the subaccount's inception of operation.

Total return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the SEC:

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Nonstandardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect.

Total Return (Nonstandard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Eligible Portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Yields

Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven-day periods. Current yield of a money market subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] - 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[((a - b)/cd + 1)6 - 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.


                              State Law Differences

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.


                                Separate Account

The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

o  collect charges,

o  pay surrenders, or

o  provide benefits.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The Separate Account may include subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new subaccount.

If any of these substitutions or changes is made, American National may change the Contract by sending an
endorsement.  American National may:

o  operate the Separate Account as a management company,

o  de-register the Separate Account if registration is no longer required,

o  combine the Separate Account with other separate accounts,

o  restrict or eliminate any voting rights associated with the Separate
Account, or

o transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.


                     Termination of Participation Agreements

The participation agreements pursuant to which the funds sell their shares to the separate account contain varying provisions regarding termination. The following generally summarizes those provisions.

American National Investment Accounts, Inc.

The participation agreement for the American National Fund provides for termination:

o   upon sixty days advance written notice by any party,

o by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

o by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

o by American National upon the requisite vote of the Contract Owners having an interest in a particular subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, or

o by American National upon institution of formal proceedings against the American National Fund by the SEC.

Fidelity Variable Insurance Products

-Service class 2

All participation agreements for the Fidelity Funds provide for termination:

o  upon sixty days advance written notice by any party,

o by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

o by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

o by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

o by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

o upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

o  upon six months advance written notice by any party,

o by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

o by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement,

o  by American National upon the institution of formal proceedings against the
   T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

o by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

o by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

o by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding, or

o upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

o  upon one hundred eighty days advance written notice by any party,

o at American National's option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts,

o at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of Federated Fund shares,

o at American National's option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

o upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund,

o if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National's interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

o at American National's option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

o at American National's option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

o  upon six months advance written notice by any party,

o at American National's option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

o at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the MFS Fund,

o at American National's option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund's or the underwriter's duties under the MFS participation agreement or related to the sale of shares of the MFS Fund,

o at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund,

o by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o at the option of any party, upon another party's material breach of any provision of the MFS participation agreement, or

o upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund Class O Shares

This participation agreement provides for termination:

o  upon six months advance written notice by any party,

o at American National's option to the extent the shares of any Alger American Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National,

o at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the separate account, or the purchase of shares of the Alger American Fund,

o at American National's option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund's or the underwriter's duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund,

o at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund,

o by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o by American National upon a determination by American National that the Alger American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

o at the option of any party, upon another party's material breach of any provision of the Alger American participation agreement, or

o upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

AIM Variable Insurance Funds

The INVESCO Funds participation agreement provides for termination:

upon six months advance written notice by any party, with respect to any INVESCO Portfolio,

o by American National, upon written notice with respect to any INVESCO Portfolio, if American National determines that shares of such portfolio are not reasonably available to meet the requirements of the Contracts,

o by American National, upon written notice with respect to any INVESCO Portfolio, if the shares of such portfolio are not registered, issued or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

o by the INVESCO Funds, upon written notice, upon institution of formal proceedings against American National by the NASD, the SEC, any state insurance department or any other regulatory body regarding American National's duties under the participation agreement or related to the sale or administration of the Contracts, the operation of the separate account, or the purchase of INVESCO Funds shares, if the INVESCO Funds determines in good faith that any such proceeding would have a material adverse effect on American National's ability to perform its obligations under the participation agreement,

o by American National, upon written notice, upon institution of formal proceedings against the INVESCO Funds or the investment adviser by the NASD, the SEC, any state securities or insurance department or any other regulatory body, if American National determines in good faith that any such proceeding would have a material adverse effect on the INVESCO Funds or the adviser's ability to perform its obligations under the participation agreement,

o by American National, upon written notice, if the INVESCO Funds cease to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably and in good faith believes that the INVESCO Funds may fail to so qualify,

o by American National, upon written notice with respect to any INVESCO Portfolio, if the INVESCO Funds fail to meet the diversification requirements specified in the participation agreement or if American National reasonably and in good faith believes that the INVESCO Funds may fail to meet such requirements,

o by any party to the participation agreement, upon written notice, upon another party's material breach of any provision of the participation agreement,

o by American National, 60 days after the other parties' receipt of written notice, if American National determines in good faith that either the INVESCO Funds or the adviser has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of American National,

o by the INVESCO Funds or the adviser, 60 days after the other parties' receipt of written notice, if either of them determines in good faith that American National has suffered a material adverse change in its business, operations or financial condition since the date of the participation agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the INVESCO Funds or the adviser,

o by American National or the INVESCO Funds upon receipt of any necessary regulatory approvals and/or the vote of the Contract Owners to substitute shares of another investment company for the shares of an INVESCO Portfolio, provided American National gives the INVESCO Funds 60 days advance written notice of any proposed vote or other action taken to replace the shares or the filing of any required regulatory approval,

o by American National or the INVESCO Funds upon a determination that an irreconcilable material conflict exists among the interests of all Contract Owners of all separate accounts or the interests of the insurance companies invested in the INVESCO Funds, or

o by the INVESCO Funds, effective immediately without notice, if any of the Contracts are not issued or sold in accordance with applicable federal or state law.


                                  LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.


                                     EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three- year period ended December 31, 2003 and the financial statements of American National Variable Annuity Separate Accounts as of December 31, 2003, and for each of the years or lesser periods in the two-year period then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2003 consolidated financial statements of American National Insurance Company and subsidiaries refers to the company's change in accounting method for goodwill during 2002.

                              Financial Statements

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


21

                                        1
INDEPENDENT AUDITORS' REPORT
To the Board of Directors of American National Insurance Company and Contract Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of the American National Variable Annuity Separate Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Growth and Income, AA Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated International, Federated Capital Income Fund II, Federated U.S. Government Bond, Federated High Income Bond, Federated Growth Strategies, Federated Equity Income, Fidelity Growth and Income, Fidelity Equity Income, Fidelity Growth, Fidelity High Income Bond, Fidelity Money Market, Fidelity Overseas, Fidelity Investment Bond, Fidelity Asset Manager, Fidelity Index 500, Fidelity Contra Fund, Fidelity Asset Manager Growth, Fidelity Balanced Portfolio, Fidelity Growth Opportunities Portfolio, Fidelity MidCap Portfolio, Fidelity Aggressive Growth II, Fidelity Asset Manager II, Fidelity Asset Manager Growth II, Fidelity Contra Fund II, Fidelity Index 500 II, Fidelity Growth Opportunities II, Fidelity MidCap II, INVESCO Dynamics, INVESCO Health Sciences, INVESCO Technology, INVESCO Small Company Growth, INVESCO Real Estate Opportunity, INVESCO Utilities, INVESCO Telecommunications, INVESCO Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS Research, MFS Investors Trust, Van Eck (VE) Worldwide Hard Assets, VE Worldwide Emerging Markets, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, AN International Stock, T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited Term Bond, TRP MidCap Growth, Lazard (LAZ) Retirement Small Cap, and LAZ Retirement Emerging Markets Subaccounts) (collectively, the Account) as of December 31, 2003, and the related statement of operations for the year then ended and the related statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003 and the results of its operations and changes in net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Houston, Texas

April 23, 2004



See accompanying notes to separate account financial statements.
(continued)
                                                      7

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                    The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger          Alger         Alger
                                                                                           Income &
                                                             Small Cap        Growth        Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
24,802 shares at net asset value of $17.38                           431             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $415)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
52,225 shares at net asset value of $33.29                            --          1,739            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,762)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
112,719 shares at net asset value of $9.37                            --             --         1,056
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,031)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   431          1,739         1,056
---------------------------------------------------------- -------------- -------------- ------------- --------------






----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               431          1,739         1,056
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    67            329           424
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        23            335            65
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                  9             65            12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      18            328           111
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         314            682           443
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               118,799        505,247       623,757
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    38,235        515,856        92,239
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             14,103        100,225        16,779
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --         1,367
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  29,682        511,503       160,729
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     507,285      1,045,165       628,981
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  0.57           0.65          0.68
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.61           0.65          0.70
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.61           0.65          0.70
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --          0.70
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.60           0.64          0.69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.62           0.65          0.71
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNts IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                    The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                             Balanced      Cap Growth       All Cap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
169,286 shares at net asset value of $13.16                        2,228             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,090)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
81,072 shares at net asset value of $18.40                            --          1,492            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,318)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
24,604 shares at net asset value of $28.09                            --             --           691
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $686)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,228          1,492           691
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             2,228          1,492           691
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   307            314           107
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       905            148           180
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                152            135            21
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      57            110            60
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         807            785           322
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               338,845        356,197       203,721
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   987,473        165,356       312,992
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet            165,785        151,328        36,611
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                     393             38         2,255
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  63,176        124,320       105,829
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     871,527        869,763       554,538
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  0.91           0.88          0.53
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.92           0.90          0.57
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.92           0.89          0.57
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    0.91           0.89          0.57
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.91           0.89          0.57
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.93           0.90          0.58
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                           Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------
                          Assets                             Federated    Federated US
                                                              Capital
                                                             Income II    Gov't Bond II
----------------------------------------------------------- ------------- -------------- ------------- --------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
61,443 shares at net asset value of $8.44                            519             --
                                                            ------------- -------------- ------------- --------------
                                                            ------------- -------------- ------------- --------------
(cost $593)
-----------------------------------------------------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
91,324 shares at net asset value of $11.77                            --          1,075
                                                            ------------- -------------- ------------- --------------
                                                            ------------- -------------- ------------- --------------
(cost $1,040)
-----------------------------------------------------------
----------------------------------------------------------- ------------- -------------- ------------- --------------
                       Total Assets                                  519          1,075
----------------------------------------------------------- ------------- -------------- ------------- --------------

-----------------------------------------------------------
                       Liabilities
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               519          1,075
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------

----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Policyholders' Equity
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   240          1,075
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       112             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 64             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      20             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          83             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               327,054        822,934
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   152,489             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             87,276             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  27,436             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     112,127             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  0.73           1.31
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.73             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.73             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.72             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.74             --
----------------------------------------------------------- ------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                           Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Federated      Federated     Federated
                                                            High Income      Growth         Equity
                                                              Bond II       Strat II      Income II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
322,890 shares at net asset value of $7.99                         2,580             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,435)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
68,206 shares at net asset value of $18.21                            --          1,242            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,564)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
57,714 shares at net asset value of $12.13                            --             --           700
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $713)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,580          1,242           700
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             2,580          1,242           700
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 1,663          1,044           369
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       413              4            48
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 65             28            33
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      44             36           136
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         395            130           114
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             1,515,565        972,655       360,562
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   370,954          6,241        62,499
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             58,473         42,538        43,458
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  40,013         55,368       180,033
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     352,880        198,427       148,732
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.10           1.07          1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.11           0.65          0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               1.11           0.65          0.76
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.10           0.64          0.75
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.12           0.66          0.77
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth & Inc   Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,116 shares at net asset value of $13.26                             55             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $60)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
98,143 shares at net asset value of $23.18                            --          2,275            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,276)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
79,496 shares at net asset value of $31.04                            --             --         2,468             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,675)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
43,942 shares at net asset value of $6.95                             --             --            --            305
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $365)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    55          2,275         2,468            305
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                55          2,275         2,468             305
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    55          2,275         2,468             284
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              21
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                62,608      1,001,369     1,116,523         213,688
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --          16,111
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.87           2.27          2.21            1.33
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --            1.33
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
368,684 shares at net asset value of $1.00                           369             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $369)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
33,242 shares at net asset value of $15.59                            --            518            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $687)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
43,373 shares at net asset value of $13.65                            --             --           592             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $563)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
81,139 shares at net asset value of $14.46                            --             --            --          1,173
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,173)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   369            518           592          1,173
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               369            518           592           1,173
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --             659
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   369            493           592             514
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             25            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --         562,025
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               281,644        356,936       337,347         289,867
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         18,141            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --            1.17
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.31           1.38          1.76            1.77
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           1.38            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr
                                                             Index 500     Contra Fund      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
75,504 shares at net asset value of $126.13                        9,523             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $9,688)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
266,853 shares at net asset value of $23.13                           --          6,172            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5,943)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
86,651 shares at net asset value of $12.33                            --             --         1,068
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,221)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 9,523          6,172         1,068
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             9,523          6,172         1,068
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 5,581          3,992           735
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 3,942          2,130           333
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             50            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             4,930,071      2,986,813       694,472
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                             1,614,740        905,499       212,689
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         21,363            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.13           1.34          1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  2.44           2.35          1.57
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           2.36            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                           Growth Opp
                                                           Balanced Port      Port       MidCap Port
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,276 shares at net asset value of $13.88                             45             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $46)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
104,649 shares at net asset value of $15.07                           --          1,577            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,011)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
34,448 shares at net asset value of $24.16                            --             --           832

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $657)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    45          1,577           832
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                45          1,577           832
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --          1,530            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    45             47           832
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --      1,729,312            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                47,547         70,510       448,241
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --           0.88            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.96           0.67          1.86
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                            Aggressive                    Asset Mgr       Contra
                                                             Growth II    Asset Mgr II    Growth II       Fund II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
55,376 shares at net asset value of $7.83                            434             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $385)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
309 shares at net asset value of $14.27                               --              4            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
209 shares at net asset value of $12.19                               --             --             3             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
97,479 shares at net asset value of $22.93                            --             --            --          2,235
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,950)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   434              4             3          2,235
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               434              4             3           2,235
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        18             --            --             836
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 22             --            --             136
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --             258
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         394              4             3           1,005
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    22,630             --            --         889,891
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             26,779             --            --         146,019
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --         279,346
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     485,776          4,611         3,070       1,064,946
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.81             --            --            0.94
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.80             --            --            0.93
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --            0.93
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.81           0.96          0.83            0.94
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                           Index 500 II   Growth Opp II   MidCap II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
24,697 shares at net asset value of $125.31                        3,095             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,780)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
20,313 shares at net asset value of $14.98                            --            304            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $278)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
76,127 shares at net asset value of $23.97                            --             --         1,825
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,552)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,095            304         1,825
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             3,095            304         1,825
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       657             45           460
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                295             10           368
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     454             --           129
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       1,689            249           866
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   850,841         61,983       365,393
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet            383,806         13,174       293,462
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --         1,462
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 595,731             --       103,718
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   2,168,853        337,697       684,432
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.77           0.73          1.26
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.77           0.73          1.25
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --          1.25
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.76             --          1.25
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.78           0.74          1.27
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                          AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                             INVESCO VIF    INVESCO VIF   INVESCO VIF    INVESCO VIF
                                                                             Health                      Small Co.
                                                             Dynamics       Sciences      Technology      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,990 shares at net asset value of $11.77                             82             --            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $71)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
29,991 shares at net asset value of $17.57                            --            527            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $483)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
25,823 shares at net asset value of $11.87                            --             --           307             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $288)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
14,142 shares at net asset value of $13.53                            --             --            --            191

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $185)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    82            527           307            191
---------------------------------------------------------- -------------- -------------- ------------- --------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                82            527           307             191
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         2             57            33               1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 29             37             6              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             26            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          51            407           268             190
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     3,242         59,190        62,777           1,302
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             39,094         38,216        10,516              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --         27,658            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                      67,843        418,841       500,019         241,241
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.74           0.96          0.53            0.78
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.74           0.96          0.53              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Rollup                       --           0.96            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.75           0.97          0.54            0.79
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                          AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                              AIM V.I.      INVESCO VIF   INVESCO VIF    INVESCO VIF
                                                                                                         Financial
                                                            Real Estate     Utilities      Telecom         Svcs.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
78,119 shares at net asset value of $14.34                         1,120             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $956)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
7,320 shares at net asset value of $12.96                             --             95            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $85)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
50,291 shares at net asset value of $3.68                             --             --           185             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $164)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
21,231 shares at net asset value of $13.54                            --             --            --            287
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $255)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,120             95           185            287
---------------------------------------------------------- -------------- -------------- ------------- --------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             1,120             95           185             287
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       115              9            27              29
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                256             --            33               8
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      36             --             5              10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         713             86           120             240
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    77,480         13,193        72,446          28,330
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet            173,401             --        90,070           7,891
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  24,198             --        13,496          10,254
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     478,578        131,967       327,157         230,723
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.48           0.65          0.37            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               1.48             --          0.37            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.47             --          0.36            1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.49           0.65          0.37            1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                          MFS Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                         Assets                            MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
167,079 shares at net asset value of $15.51                        2,591             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,266)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
130,735 shares at net asset value of $12.11                           --          1,583            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,302)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
118,693 shares at net asset value of $13.35                           --             --         1,585             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,169)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
113,713 shares at net asset value of $16.34                           --             --            --          1,858
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,977)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,591          1,583         1,585          1,858
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             2,591          1,583         1,585           1,858
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 2,127          1,300         1,320           1,198
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        36             71            95             320
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 20             30            20              53
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     162             73            53              25
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         246            109            97             262
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             2,102,556      1,247,993     1,529,242       1,393,367
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    76,831        119,085       147,957         407,518
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             43,804         50,708        31,861          67,995
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 351,778        123,533        84,574          32,628
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     524,845        182,173       150,546         331,496
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.01           1.04          0.86            0.86
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.46           0.60          0.64            0.78
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.46           0.59          0.64            0.78
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.46           0.59          0.63            0.77
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.47           0.60          0.64            0.79
---------------------------------------------------------- -------------- -------------- ------------- ---------------




               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                        Van Eck Worldwide Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                         Assets                            Van Eck Hard      Van Eck
                                                              Assets      Emerging Mkts
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,729 shares at net asset value of $14.87                             41             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $30)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
44,715 shares at net asset value of $12.15                            --            543

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $499)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    41            543
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                41            543
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    41            543
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                35,720        492,154
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.14           1.10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                   American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                              AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,299,622 shares at net asset value of $1.45                       3,334             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,715)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,893,078 shares at net asset value of $1.60                          --          9,429            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $9,741)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,658,483 shares at net asset value of $1.41                          --             --         3,748             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,680)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
7,957,520 shares at net asset value of $1.00                          --             --            --          7,958
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,958)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,334          9,429         3,748          7,958
---------------------------------------------------------- -------------- -------------- ------------- --------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             3,334          9,429         3,748           7,958
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 1,072          4,126         1,293           1,462
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 2,071          4,136         1,175             219
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             56            54              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        44            359           478           2,497
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 31            447           285              16
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             26            44              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --            116            69             100
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         116            163           350           3,664
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             1,123,579      3,118,658     1,042,612       1,317,495
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                             1,270,837      1,779,022       619,563         178,869
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         24,021        28,456              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    62,589        380,154       470,378       2,433,948
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             44,199        475,821       280,976          15,710
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --         28,025        43,897              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --        124,971        68,648          98,997
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     162,228        171,947       343,242       3,547,858
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  0.95           1.32          1.24            1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.63           2.32          1.90            1.22
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           2.33          1.90              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.71           0.94          1.02            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.71           0.94          1.01            1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --           0.94          1.01              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --           0.93          1.00            1.01
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.71           0.95          1.02            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                   American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                            AN Gov't Bond     AN High          AN            AN
                                                                                          Small/Mid    International
                                                                           Yield Bond        Cap           Stock
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,885,806 shares at net asset value of $1.05                       1,980             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,075)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
615,030 shares at net asset value of $0.86                            --            529            --             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $522)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,559,017 shares at net asset value of $0.24                          --             --           614             --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $587)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
323,951 shares at net asset value of $0.66                            --             --            --            214

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $199)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,980            529           614            214
---------------------------------------------------------- -------------- -------------- ------------- --------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             1,980            529           614             214
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   191             69           233             118
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   193             18            99               3
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       564            260            54               8
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                106             --            97              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      59             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     233             60            --              16
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         634            122           131              69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               163,085         62,456     1,079,907         134,634
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               166,738         16,362       453,804           3,824
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   472,867        234,346       233,148          11,109
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             89,430             --       418,736              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                  50,172             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 198,394         55,180            --          23,484
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     527,762        108,702       559,188         100,572
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.17           1.11          0.22            0.88
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.15           1.12          0.22            0.86
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.19           1.11          0.23            0.69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               1.19             --          0.23              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.18             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.18           1.09            --            0.68
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.20           1.12          0.23            0.69
---------------------------------------------------------- -------------- -------------- ------------- ---------------

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                  T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                         Assets                            T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd
                                                           Equity Income      Stock       Term Bond    MidCap Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
295,552 shares at net asset value of $20.19                        5,967             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5,386)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
131,084 shares at net asset value of $11.94                           --          1,565            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,693)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
443,454 shares at net asset value of $5.09                            --             --         2,257             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,266)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
183,469 shares at net asset value of $19.90                           --             --            --          3,651
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $3,234)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 5,967          1,565         2,257          3,651
---------------------------------------------------------- -------------- -------------- ------------- --------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             5,967          1,565         2,257           3,651
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 2,615            787         1,052           2,057
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   144             15            --             315
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     1,242            308           360             275
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                284             19            90              48
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     326             --            48             122
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       1,356            436           707             834
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             1,987,870        809,802       812,100       1,254,382
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               129,055         21,067            --         250,756
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                 1,088,766        448,455       305,027         263,494
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet            250,037         28,196        76,748          46,519
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 289,108             --        40,738         117,894
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   1,180,507        631,023       594,369         792,786
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.32           0.97          1.30            1.64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.12           0.70            --            1.26
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.14           0.69          1.18            1.05
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               1.14           0.68          1.18            1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.13             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.13             --          1.17            1.03
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.15           0.69          1.19            1.05
---------------------------------------------------------- -------------- -------------- ------------- ---------------


               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF NET ASSETS
                             AS OF DECEMBER 31, 2003

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                            Lazard Retirement Series
---------------------------------------------------------------------------------------------------------------------
                         Assets                            Lazard Small      Lazard
                                                                Cap       Emerging Mkts
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
73,486 shares at net asset value of $14.71                         1,081             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $820)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
33,166 shares at net asset value of $10.73                            --            356
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $283)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 1,081            356
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             1,081            356
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 1,081            356
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               697,524        295,152
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.55           1.21
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

              AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
                             SEGREGATED SUBACCOUNTS
                    The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                        Operations                              Alger         Alger         Alger
                                                                                           Income &
                                                              Small Cap      Growth         Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual         --             --             3
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                              (1)            (3)           (4)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             (3)           (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --             (1)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --             (5)           (2)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    (1)            (2)           (2)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                    (2)           (14)           (6)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                16            (28)         (146)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                   16            (28)         (146)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          89            393           359
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                           105            365           213
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from             103            351           207
operations
============================================================ ============ ============== ============= ==============




               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                    The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                        Operations                              Alger       Alger Mid       Alger
                                                                                          Leveraged
                                                              Balanced     Cap Growth      All Cap
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual         32             --            --
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                              (3)            (3)           (1)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (9)            (1)           (2)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           (1)            (1)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                (1)            (1)           (1)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    (3)            (2)           (1)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                    15             (8)           (5)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                (8)           (59)          (28)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                   (8)           (59)          (28)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation         263            420           156
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                           255            361           128
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from             270            353           123
operations
============================================================ ============ ============== ============= ==============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                           Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------
                        Operations                            Federated     Federated     Federated
                                                                             Capital       US Gov't
                                                             International  Income II      Bond II
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual          --            30            50
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                               --            (3)          (16)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --            --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --            --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --            (1)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --            (1)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --            --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --            --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --            --            --
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- ------------- --------------
                Investment income (loss) - net                     --            25            34
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --            --             6
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 18           (53)           40
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net realized gains (losses) on investments                    18           (53)           46
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           12           111           (65)
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net gains (losses) on investments                             30            58           (19)
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from               30            83            15
operations
============================================================ ============= ============= ============= ==============




               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                           Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Federated      Federated    Federated
                                                              High Income      Growth      Equity
                                                                Bond II       Strat II     Income II
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual          152             --          10
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                               (20)           (12)         (4)
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --             --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --             --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    (4)            --          (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet             (1)            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                  --             --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                  (1)            --          (2)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                      (1)            --          (1)
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ----------- --------------
                Investment income (loss) - net                     125            (12)          2
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --             --          --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 (41)          (115)        (34)
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net realized gains (losses) on investments                    (41)          (115)        (34)
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           325            465         153
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net gains (losses) on investments                             284            350         119
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from               409            338         121
operations
============================================================ ============== ============== =========== ==============




               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity      Fidelity     Fidelity
                                                             Growth & Inc   Equity Income     Growth     High Income
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual            1              37            6           20
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                                --              --           --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                (1)            (28)         (32)          (4)
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --              --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    --              --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet             --              --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                  --              --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                  --              --           --           --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                      --              --           --           --
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ------------ ------------
                Investment income (loss) - net                      --               9          (26)          16
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --              --           --           --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 (12)           (125)        (307)         (38)
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------
     Net realized gains (losses) on investments                    (12)           (125)        (307)         (38)
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation            29             613          947           84
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------
     Net gains (losses) on investments                              17             488          640           46
------------------------------------------------------------ -------------- --------------- ------------ ------------
------------------------------------------------------------ -------------- --------------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from                17             497          614           62
operations
============================================================ ============== =============== ============ ============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity      Fidelity      Fidelity       Fidelity
                                                             Money Market    Overseas    Invest. Bond    Asset Mgr
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual           5             3             23            47
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                               --            --             --           (10)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               (6)           (5)            (9)           (7)
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --            --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --            --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --            --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --            --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --            --             --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --            --             --            --
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------- -------------
                Investment income (loss) - net                     (1)           (2)            14            30
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --            --              8            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 --           (11)            15           (25)
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------
     Net realized gains (losses) on investments                    --           (11)            23           (25)
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           --           162            (16)          189
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------
     Net gains (losses) on investments                             --           151              7           164
------------------------------------------------------------ ------------- ------------- -------------- -------------
------------------------------------------------------------ ------------- ------------- -------------- -------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from               (1)          149             21           194
operations
============================================================ ============= ============= ============== =============




               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                            Fidelity      Fidelity       Fidelity
                                                                                          Asset Mgr
                                                              Index 500    Contra Fund      Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual        137             28            33
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                             (66)           (48)          (10)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             (49)           (26)           (4)
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             (1)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --             --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --             --            --
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                    22            (47)           19
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments              (371)          (153)          (90)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                 (371)          (153)          (90)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation       2,435          1,558           289
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                         2,064          1,405           199
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from           2,086          1,358           218
operations
============================================================ ============ ============== ============= ==============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity      Fidelity      Fidelity
                                                                            Growth Opp
                                                             Balanced Port     Port      MidCap Port
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual            1           11             3
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                                --          (16)           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                (1)          --            (9)
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet             --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                  --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                  --           --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                      --           --            --
------------------------------------------------------------

------------------------------------------------------------ -------------- ------------ ------------- --------------
                Investment income (loss) - net                      --           (5)           (6)
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --           --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  (1)        (138)            3
------------------------------------------------------------

------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------
     Net realized gains (losses) on investments                     (1)        (138)            3
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation             6          472           212
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------
     Net gains (losses) on investments                               5          334           215
------------------------------------------------------------ -------------- ------------ ------------- --------------
------------------------------------------------------------ -------------- ------------ ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from                 5          329           209
operations
============================================================ ============== ============ ============= ==============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity       Fidelity     Fidelity
                                                              Aggressive                      Asset Mgr     Contra
                                                               Growth II     Asset Mgr II     Growth II     Fund II
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual           --              --             --          4
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                                --              --             --         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --              --             --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --              --             --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    --              --             --         (8)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet             --              --             --         (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                   --              --             --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                   --              --             --         (2)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                      (1)             --             --         (3)
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- -------------- ----------
                Investment income (loss) - net                      (1)             --             --        (10)
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --              --             --         --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  (9)             --             --          1
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------
     Net realized gains (losses) on investments                     (9)             --             --          1
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation            62              --              1        397
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------
     Net gains (losses) on investments                              53              --              1        398
------------------------------------------------------------ -------------- --------------- -------------- ----------
------------------------------------------------------------ -------------- --------------- -------------- ----------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from                52              --              1        388
operations
============================================================ ============== =============== ============== ==========



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Fidelity        Fidelity     Fidelity
                                                             Index 500 II   Growth Opp II   MidCap II
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual           22               1          2
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                                --              --         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --              --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --              --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    (6)             --         (4)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet             (3)             --         (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                  --              --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                  (6)             --         (2)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                      (6)             (1)        (3)
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ---------- --------------
                Investment income (loss) - net                       1              --         (8)
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --              --         --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  52              (5)       100
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net realized gains (losses) on investments                     52              (5)       100
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           488              54        309
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------
     Net gains (losses) on investments                             540              49        409
------------------------------------------------------------ -------------- --------------- ---------- --------------
------------------------------------------------------------ -------------- --------------- ---------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from               541              49        401
operations
============================================================ ============== =============== ========== ==============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                          AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                        Operations                             INVESCO     INVESCO VIF   INVESCO VIF    INVESCO VIF
                                                                 VIF         Health                      Small Co.
                                                              Dynamics      Sciences      Technology      Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual         --             --            --             --
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --             --            --             --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --             --            --             --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --             (1)           (1)            (1)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                    --             (1)           (1)            (1)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --            --             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 4             26           (28)            35
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                    4             26           (28)            35
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          21             63            28              7
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                            25             89            --             42
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from              25             88            (1)            41
operations
============================================================ ============ ============== ============= ==============




               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                          AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                        Operations                             AIM V.I.      INVESCO VIF   INVESCO      INVESCO VIF
                                                                                           VIF           Financial
                                                              Real Estate     Utilities     Telecom        Svcs.
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual           16              1          --              1
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                                --             --          --             --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --             --          --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --             --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    (1)            --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet             (1)            --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                  --             --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                  --             --          --             --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                      (2)            --          --             (1)
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ----------- --------------
                Investment income (loss) - net                      12              1          --             --
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --             --          --             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  15             --          (6)            18
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net realized gains (losses) on investments                     15             --          (6)            18
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           166             11          37             38
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net gains (losses) on investments                             181             11          31             56
------------------------------------------------------------ -------------- -------------- ----------- --------------
------------------------------------------------------------ -------------- -------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from               193             12          31             56
operations
============================================================ ============== ============== =========== ==============




               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                        Operations                               MFS        MFS Capital    MFS              MFS
                                                               Emerging                                  Investors
                                                                Growth         Opport       Research       Trust
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual          --               3          10             10
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                              (24)            (15)        (15)           (14)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --              --          --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --              --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --              (1)         (1)            (3)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --              --          --             (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --              --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 (2)             (1)         (1)            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     (1)             --          --             (1)
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
                Investment income (loss) - net                    (27)            (14)         (7)            (9)
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --              --          --             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments               (353)           (368)        (89)          (159)
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net realized gains (losses) on investments                  (353)           (368)        (89)          (159)
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          933             705         401            476
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net gains (losses) on investments                            580             337         312            317
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from              553             323         305            308
operations
============================================================ ============= =============== =========== ==============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                        Van Eck Worldwide Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Van Eck       Van Eck
                                                                             Emerging
                                                             Hard Assets       Mkts
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual           1             1
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                               (1)           (6)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --            --
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- ------------- --------------
                Investment income (loss) - net                     --            (5)
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  4           (14)
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net realized gains (losses) on investments                     4           (14)
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           22           220
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------
     Net gains (losses) on investments                             26           206
------------------------------------------------------------ ------------- ------------- ------------- --------------
------------------------------------------------------------ ------------- ------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from               26           201
operations
============================================================ ============= ============= ============= ==============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                   American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                        Operations                            AN Growth      AN Equity     AN            AN Money
                                                                               Income       Balanced      Market
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual          26             124          73             55
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                              (12)            (47)        (18)           (23)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              (27)            (54)        (16)            (5)
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --              (1)         (1)            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --              (3)         (4)           (43)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --              (3)         (1)            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --              --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --              (1)         (1)            (1)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --              (1)         (1)           (24)
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
                Investment income (loss) - net                    (13)             14          31            (41)
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --              --           8             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments               (235)           (379)       (193)            --
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net realized gains (losses) on investments                  (235)           (379)       (185)            --
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          936           2,108         708             --
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net gains (losses) on investments                            701           1,729         523             --
------------------------------------------------------------ ------------- --------------- ----------- --------------
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from              688           1,743         554            (41)
operations
============================================================ ============= =============== =========== ==============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                   American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                        Operations                           AN Gov't Bond     AN High         AN            AN
                                                                                            Small/Mid   International
                                                                             Yield Bond        Cap         Stock
------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual           58             30           --             2
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                                (4)            (1)          (1)           (1)
------------------------------------------------------------
     Investrac Gold Variable Annuity                                (4)            --           (1)           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --             --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    (5)            (2)          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet             (2)            --           (1)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                  (1)            --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                  (4)            (1)          --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                      (3)            --           --            --
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ------------ -------------
                Investment income (loss) - net                      35             26           (3)            1
------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund           59             --           --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  (7)            (2)          (4)           (9)
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------
     Net realized gains (losses) on investments                     52             (2)          (4)           (9)
------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           (82)            38          159            29
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------
     Net gains (losses) on investments                             (30)            36          155            20
------------------------------------------------------------ -------------- -------------- ------------ -------------
------------------------------------------------------------ -------------- -------------- ------------ -------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from                 5             62          152            21
operations
============================================================ ============== ============== ============ =============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                                  T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                        Operations                              T Rowe      T Rowe Price      T Rowe       T Rowe
                                                                Price                                       Price
                                                                Equity     International    Price Ltd      MidCap
                                                                Income         Stock        Term Bond      Growth
------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual          82              17            79           --
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                              (30)             (9)          (14)         (22)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               (1)             --            --           (3)
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --              --            --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (12)             (3)           (4)          (2)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            (3)             --            (1)          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --              --            --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 (4)             --            (1)          (1)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     (4)             (1)           (3)          (2)
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ------------- ------------
                Investment income (loss) - net                     28               4            56          (30)
------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --               2             4           --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments               (137)            (20)           39          (69)
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------
     Net realized gains (losses) on investments                  (137)            (18)           43          (69)
------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation        1,188             358           (37)         954
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------
     Net gains (losses) on investments                          1,051             340             6          885
------------------------------------------------------------ ------------- --------------- ------------- ------------
------------------------------------------------------------ ------------- --------------- ------------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from            1,079             344            62          855
operations
============================================================ ============= =============== ============= ============



               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                             STATEMENT OF OPERATIONS
                          year ended DECEMBER 31, 2003

                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                            Lazard Retirement Series
---------------------------------------------------------------------------------------------------------------------
                        Operations                             Lazard        Lazard
                                                              Small Cap   Emerging Mkts
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
------------------------------------------------------------
------------------------------------------------------------
   Investment income distributions from underlying mutual         --             --
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity II                             (12)            (4)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --             --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --             --
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
                Investment income (loss) - net                   (12)            (4)
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 3              1
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                    3              1
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation         296            136
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                           299            137
------------------------------------------------------------ ------------ -------------- ------------- --------------
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net increase (decrease) in net assets resulting from             287            133
operations
============================================================ ============ ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                              Alger     Alger       Alger
                                                                                       Income &
                                                               Small Cap     Growth      Growth
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                  (2)        (14)         (6)
-------------------------------------------------------------
   Net realized gains (losses) on investments                      16         (28)       (146)
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     89         393         359
-------------------------------------------------------------

------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Net increase (decrease) in net assets resulting from              103         351         207
operations
------------------------------------------------------------- ------------ ----------- ----------- -----------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     WealthQuest Variable Annuity II                               --           1           2
-------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
-------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    1          17           7
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --           1          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --          --
-------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    179         393         152
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     WealthQuest Variable Annuity II                               (1)         48          66
-------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
-------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   13           5          (5)
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            (3)          1          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                (33)         --          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --         (38)        (34)
-------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    (27)        (26)        (39)
-------------------------------------------------------------

------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------
Increase (decrease) in net assets from                            129         402         149
policy transactions
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                 232         753         356
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                               199         986         700
------------------------------------------------------------- ------------ ----------- ----------- -----------
------------------------------------------------------------- ------------ ----------- ----------- -----------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                     431       1,739       1,056
============================================================= ============ =========== =========== ===========

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Alger        Alger Mid      Alger
                                                                                       Leveraged
                                                              Balanced   Cap Growth     All Cap
------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                15           (8)          (5)
------------------------------------------------------------
   Net realized gains (losses) on investments                    (8)         (59)         (28)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               263          420          156
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------
Net increase (decrease) in net assets resulting from            270          353          123
operations
------------------------------------------------------------ ----------- ------------ ------------ -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              1           60           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 42           53           20
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          38           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --           --            1
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  350          183          136
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                            152         (170)          20
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                111           36            9
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          (6)         (26)           8
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --           (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               29            8           10
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  (36)         184           41
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------
Increase (decrease) in net assets from                          681          328          244
policy transactions
------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                               951          681          367
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           1,277          811          324
------------------------------------------------------------ ----------- ------------ ------------ -----------
------------------------------------------------------------ ----------- ------------ ------------ -----------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                 2,228        1,492          691
============================================================ =========== ============ ============ ===========

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                         Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Federated    Federated   Federated
                                                                           Capital     US Gov't
                                                             International Income II    Bond II
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                   --         25          34
------------------------------------------------------------
   Net realized gains (losses) on investments                       18       (53)          46
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                   12         111        (65)
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Net increase (decrease) in net assets resulting from                30         83          15
operations
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                                --          1           3
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --         --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --         --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                     1         42          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet             --         --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                  --         --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                  --         --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                      30         43          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                                          (66)       (775)
                                                             --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --         --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --         --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   (5)        (13)         --
------------------------------------------------------------
                                                                                            --
     WealthQuest III Variable Annuity - 6 - yr. Ratchet     --                (15)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                  --         --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                (34)         --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    (95)        (18)         --
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Increase (decrease) in net assets from                                        (26)       (772)
policy transactions                                          (103)
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                                        (757)
                                                             (73)          57
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                                73         462       1,832
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                      --         519       1,075
============================================================ ============= =========== =========== ===========

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                         Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Federated    Federated   Federated
                                                             High Income   Growth      Equity
                                                               Bond II      Strat II   Income II
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                 125         (12)          2
------------------------------------------------------------
   Net realized gains (losses) on investments                     (41)       (115)        (34)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 325         465         153
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Net increase (decrease) in net assets resulting from              409         338         121
operations
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                                3           1           2
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   69           1          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --          35          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    290          47         112
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             (319)       (132)         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   (2)         --          (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --          (9)         19
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --           9
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     25           4        (126)
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Increase (decrease) in net assets from                             66         (53)         15
policy transactions
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                 475         285         136
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             2,105         957         564
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                   2,580       1,242         700
============================================================ ============= =========== =========== ===========



                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        year ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                       Net Changes                            Fidelity     Fidelity    Fidelity    Fidelity
                                                                            Equity                 High
                                                            Growth & Inc    Income       Growth      Income
----------------------------------------------------------- ------------- ------------ ----------- -----------
----------------------------------------------------------- ------------- ------------ ----------- -----------
Operations
-----------------------------------------------------------
-----------------------------------------------------------
   Investment income (loss) - net                                 --            9         (26)         16
-----------------------------------------------------------
   Net realized gains (losses) on investments                    (12)        (125)       (307)        (38)
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 29          613         947          84
-----------------------------------------------------------

----------------------------------------------------------- ------------- ------------ ----------- -----------
----------------------------------------------------------- ------------- ------------ ----------- -----------
Net increase (decrease) in net assets resulting from              17          497         614          62
operations
----------------------------------------------------------- ------------- ------------ ----------- -----------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                              --           --          --          --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                               2           34         111           2
-----------------------------------------------------------
     Group Unallocated Variable Annuity                           --           --          --          --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --          --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --           --          --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --           --          --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --           --          --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --           --          --          --
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --           --          --          --
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                              --           --          --          --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                             (52)        (256)       (340)        (11)
-----------------------------------------------------------
     Group Unallocated Variable Annuity                           --           (4)         (6)         (8)
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --          --          (1)
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --           --          --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --           --          --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --           --          --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --           --          --          --
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --           --          --          --
-----------------------------------------------------------

----------------------------------------------------------- ------------- ------------ ----------- -----------
----------------------------------------------------------- ------------- ------------ ----------- -----------
Increase (decrease) in net assets from                           (50)        (226)       (235)        (18)
policy transactions
----------------------------------------------------------- ------------- ------------ ----------- -----------
----------------------------------------------------------- ------------- ------------ ----------- -----------

-----------------------------------------------------------
-----------------------------------------------------------
Increase (decrease) in net assets                                (33)         271         379          44
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                               88        2,004       2,089         261
----------------------------------------------------------- ------------- ------------ ----------- -----------
----------------------------------------------------------- ------------- ------------ ----------- -----------

-----------------------------------------------------------
-----------------------------------------------------------
Net assets at the end of year                                     55        2,275       2,468         305
=========================================================== ============= ============ =========== ===========

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                            Fidelity    Fidelity   Fidelity     Fidelity
                                                                 Money                Invest.
                                                                Market     Overseas      Bond      Asset Mgr
------------------------------------------------------------- ------------ ---------- ----------- ------------
------------------------------------------------------------- ------------ ---------- ----------- ------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                  (1)        (2)         14           30
-------------------------------------------------------------
   Net realized gains (losses) on investments                      --        (11)         23         (25)
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     --        162         (16)         189
-------------------------------------------------------------

------------------------------------------------------------- ------------ ---------- ----------- ------------
------------------------------------------------------------- ------------ ---------- ----------- ------------
Net increase (decrease) in net assets resulting from               (1)       149          21          194
operations
------------------------------------------------------------- ------------ ---------- ----------- ------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     WealthQuest Variable Annuity II                               --         --          --            5
-------------------------------------------------------------
     Investrac Gold Variable Annuity                                8         22          17            6
-------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --         --          --           --
-------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --         --          --           --
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     WealthQuest Variable Annuity II                               --         --          --         (285)
-------------------------------------------------------------
     Investrac Gold Variable Annuity                             (210)        (2)        (10)         (87)
-------------------------------------------------------------
     Group Unallocated Variable Annuity                           (11)        --          (5)          --
-------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --         (1)         --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --         --          --           --
-------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --         --          --           --
-------------------------------------------------------------

------------------------------------------------------------- ------------ ---------- ----------- ------------
------------------------------------------------------------- ------------ ---------- ----------- ------------
Increase (decrease) in net assets from                           (213)        19           2         (361)
policy transactions
------------------------------------------------------------- ------------ ---------- ----------- ------------
------------------------------------------------------------- ------------ ---------- ----------- ------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                (214)       168          23         (167)
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                               583        350         569        1,340
------------------------------------------------------------- ------------ ---------- ----------- ------------
------------------------------------------------------------- ------------ ---------- ----------- ------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                     369        518         592        1,173
============================================================= ============ ========== =========== ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                            Fidelity    Fidelity    Fidelity
                                                                           Contra      Asset Mgr
                                                              Index 500       Fund       Growth
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                  22         (47)         19
------------------------------------------------------------
   Net realized gains (losses) on investments                    (371)       (153)        (90)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               2,435       1,558         289
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Net increase (decrease) in net assets resulting from            2,086       1,358         218
operations
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                               43           6           6
------------------------------------------------------------
     Investrac Gold Variable Annuity                              164         102          19
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --          --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                           (1,004)       (731)       (226)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             (402)       (126)        (35)
------------------------------------------------------------
     Group Unallocated Variable Annuity                            (2)         (2)         (2)
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          (2)         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --          --          --
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Increase (decrease) in net assets from                         (1,201)       (753)       (238)
policy transactions
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                 885         605         (20)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             8,638       5,567       1,088
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                   9,523       6,172       1,068
============================================================ ============= =========== =========== ===========

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity      Fidelity    Fidelity
                                                             Balanced     Growth Opp   MidCap
                                                                Port         Port        Port
------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                --            (5)        (6)
------------------------------------------------------------
   Net realized gains (losses) on investments                    (1)         (138)         3
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 6           472        212
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------
Net increase (decrease) in net assets resulting from              5           329        209
operations
------------------------------------------------------------ ----------- ------------- ---------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             --             4         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              4             4         25
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --            --         --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --            --         --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             --           (14)        --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             (3)            6         28
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --            --         --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --            --         --
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------
Increase (decrease) in net assets from                            1            --         53
policy transactions
------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                 6           329        262
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              39         1,248        570
------------------------------------------------------------ ----------- ------------- ---------- ------------
------------------------------------------------------------ ----------- ------------- ---------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                    45         1,577        832
============================================================ =========== ============= ========== ============



                              AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         Year Ended DECEMBER 31, 2003

                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                             Aggressive    Asset Mgr    Asset Mgr     Contra
                                                              Growth II       II        Growth II     Fund II
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                 (1)          --           --          (10)
------------------------------------------------------------
   Net realized gains (losses) on investments                     (9)          --           --            1
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 62           --            1          397
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from              52           --            1          388
operations
------------------------------------------------------------ ------------ ------------ ------------ ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --           --           --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --           --           --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   1           --           --           43
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --           --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --           --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --           --           --           70
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   271           --           --          540
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --           --           --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --           --           --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  13           --           --           39
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --           --           --           48
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --           --           --          (53)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --           --           --            9
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    25           --           --          (39)
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                           310           --           --          657
policy transactions
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                362           --            1        1,045
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                               72            4            2        1,190
------------------------------------------------------------ ------------ ------------ ------------ ------------
------------------------------------------------------------ ------------ ------------ ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                    434            4            3        2,235
============================================================ ============ ============ ============ ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity    Fidelity    Fidelity
                                                              Index 500   Growth
                                                                 II         Opp II    MidCap II
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                  1          --          (8)
------------------------------------------------------------
   Net realized gains (losses) on investments                     52          (5)        100
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                488          54         309
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Net increase (decrease) in net assets resulting from             541          49         401
operations
------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --          --          --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  56          --          49
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           10          --          63
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --          --           2
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                 1,169         139         469
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --          --          --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  86          15          52
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           12          --         202
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               (68)         --          (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               (19)         --           3
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  (321)        (38)        (25)
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Increase (decrease) in net assets from                           925         116         814
policy transactions
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                              1,466         165       1,215
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                            1,629         139         610
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                  3,095         304       1,825
============================================================ ============ =========== =========== ============



                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                        AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------
                       Net Changes                          INVESCO    INVESCO VIF     INVESCO      INVESCO
                                                            VIF           Health         VIF       VIF Small
                                                            Dynamics     Sciences    Technology   Co. Growth
----------------------------------------------------------- ---------- ------------- ------------ ------------
----------------------------------------------------------- ---------- ------------- ------------ ------------
Operations
-----------------------------------------------------------
-----------------------------------------------------------
   Investment income (loss) - net                              --            (1)          (1)          (1)
-----------------------------------------------------------
   Net realized gains (losses) on investments                   4            26          (28)          35
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              21            63           28            7
-----------------------------------------------------------

----------------------------------------------------------- ---------- ------------- ------------ ------------
----------------------------------------------------------- ---------- ------------- ------------ ------------
Net increase (decrease) in net assets resulting from           25            88           (1)          41
operations
----------------------------------------------------------- ---------- ------------- ------------ ------------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                           --            --           --           --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --            19           24           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet        --            --           --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up             --            --           --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up             --             3           --           --
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                 27           155          168          136
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                           --            --           --           --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                           --            --           --           --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --            --           --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               (1)           12           (2)          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet        (3)           --           --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up             --            --           --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up             --             5           --           --
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                (56)           20           45          (69)
-----------------------------------------------------------

----------------------------------------------------------- ---------- ------------- ------------ ------------
----------------------------------------------------------- ---------- ------------- ------------ ------------
Increase (decrease) in net assets from                        (33)          214          235           67
policy transactions
----------------------------------------------------------- ---------- ------------- ------------ ------------
----------------------------------------------------------- ---------- ------------- ------------ ------------

-----------------------------------------------------------
-----------------------------------------------------------
Increase (decrease) in net assets                              (8)          302          234          108
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                            90           225           73           83
----------------------------------------------------------- ---------- ------------- ------------ ------------
----------------------------------------------------------- ---------- ------------- ------------ ------------

-----------------------------------------------------------
-----------------------------------------------------------
Net assets at the end of year                                  82           527          307          191
=========================================================== ========== ============= ============ ============

                              AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         Year Ended DECEMBER 31, 2003

                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                         AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------
                       Net Changes                            AIM V.I.    INVESCO     INVESCO      INVESCO VIF
                                                                Real      VIF         VIF           Financial
                                                               Estate     Utilities    Telecom        Svcs.
----------------------------------------------------------- ------------- ----------- ----------- --------------
----------------------------------------------------------- ------------- ----------- ----------- --------------
Operations
-----------------------------------------------------------
-----------------------------------------------------------
   Investment income (loss) - net                                 12           1          --             --
-----------------------------------------------------------
   Net realized gains (losses) on investments                     15          --          (6)            18
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                166          11          37             38
-----------------------------------------------------------

----------------------------------------------------------- ------------- ----------- ----------- --------------
----------------------------------------------------------- ------------- ----------- ----------- --------------
Net increase (decrease) in net assets resulting from             193          12          31             56
operations
----------------------------------------------------------- ------------- ----------- ----------- --------------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                              --          --          --             --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --          --             --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --          --             --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  50           6          21             --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --          --          --              6
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --          --          --             --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                35          --           1              3
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   420          51          62             91
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                              --          --          --             --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --          --             --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --          --             --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  42          --          --             15
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          228          --          --             --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --          --          --             --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --          --           3              5
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     3          (1)          5             (9)
-----------------------------------------------------------

----------------------------------------------------------- ------------- ----------- ----------- --------------
----------------------------------------------------------- ------------- ----------- ----------- --------------
Increase (decrease) in net assets from                           778          56          92            111
policy transactions
----------------------------------------------------------- ------------- ----------- ----------- --------------
----------------------------------------------------------- ------------- ----------- ----------- --------------

-----------------------------------------------------------
-----------------------------------------------------------
Increase (decrease) in net assets                                971          68         123            167
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                              149          27          62            120
----------------------------------------------------------- ------------- ----------- ----------- --------------
----------------------------------------------------------- ------------- ----------- ----------- --------------

-----------------------------------------------------------
-----------------------------------------------------------
Net assets at the end of year                                  1,120          95         185            287
=========================================================== ============= =========== =========== ==============



                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                        MFS Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------
                       Net Changes                              MFS          MFS      MFS             MFS
                                                             Emerging      Capital                 Investors
                                                              Growth       Opport      Research      Trust
----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------
Operations
-----------------------------------------------------------
-----------------------------------------------------------
   Investment income (loss) - net                               (27)         (14)         (7)          (9)
-----------------------------------------------------------
   Net realized gains (losses) on investments                  (353)        (368)        (89)        (159)
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               933          705         401          476
-----------------------------------------------------------

----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            553          323         305          308
operations
----------------------------------------------------------- ------------ ------------ ----------- ------------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                              2            1          --            1
-----------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --           --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  4           14          --           28
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --           --          --            1
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --           --          --            2
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   75           53          35          155
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                            (35)        (292)        (83)        (269)
-----------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --           --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 (3)           1         (14)         191
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          (2)          21          --            8
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --            --         --           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --           (2)         --           --
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   40          (14)        (67)          (2)
-----------------------------------------------------------

----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------
Increase (decrease) in net assets from                           81         (218)       (129)         115
policy transactions
----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------

-----------------------------------------------------------
-----------------------------------------------------------
Increase (decrease) in net assets                               634          105         176          423
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                           1,957        1,478       1,409        1,435
----------------------------------------------------------- ------------ ------------ ----------- ------------
----------------------------------------------------------- ------------ ------------ ----------- ------------

-----------------------------------------------------------
-----------------------------------------------------------
Net assets at the end of year                                 2,591        1,583       1,585        1,858
=========================================================== ============ ============ =========== ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                      Van Eck Worldwide Insurance Trust
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Van Eck     Van Eck
                                                             Hard        Emerging
                                                               Assets       Mkts
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                --          (5)
------------------------------------------------------------
   Net realized gains (losses) on investments                     4         (14)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                22         220
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from             26         201
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             --           3
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                           (140)        (74)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --          --
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                         (140)        (71)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                              (114)        130
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             155         413
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                    41         543
============================================================ =========== =========== ============ ============


                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          AN Growth   AN Equity   AN            AN Money
                                                                           Income     Balanced      Market
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                               (13)         14          31           (41)
------------------------------------------------------------
   Net realized gains (losses) on investments                  (235)       (379)       (185)           --
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               936       2,108         708            --
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Net increase (decrease) in net assets resulting from            688       1,743         554           (41)
operations
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              3          22           2            10
------------------------------------------------------------
     Investrac Gold Variable Annuity                             69          70          23            12
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --          --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 12          26          43         2,626
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          22          14          30         1,241
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          --          --           116
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          37           2            85
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   46          80         291         3,508
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                           (122)       (331)       (649)         (730)
------------------------------------------------------------
     Investrac Gold Variable Annuity                           (471)       (690)       (188)         (256)
------------------------------------------------------------
     Group Unallocated Variable Annuity                          (1)         (1)         (7)           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          (3)         (3)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  1          66         215        (5,962)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --         200         191        (1,224)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          23          34          (116)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --           7          --          (106)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   16         (28)        (69)       (2,549)
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Increase (decrease) in net assets from                         (425)       (508)        (85)       (3,345)
policy transactions
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                               263       1,235         469        (3,386)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           3,071       8,194       3,279        11,344
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                 3,334       9,429       3,748         7,958
============================================================ =========== =========== =========== =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------
                       Net Changes                          AN Gov't      AN High    AN               AN
                                                                                     Small/Mid   International
                                                               Bond     Yield Bond      Cap         Stock
----------------------------------------------------------- ----------- ------------ ----------- -------------
----------------------------------------------------------- ----------- ------------ ----------- -------------
Operations
-----------------------------------------------------------
-----------------------------------------------------------
   Investment income (loss) - net                               35           26          (3)            1
-----------------------------------------------------------
   Net realized gains (losses) on investments                   52           (2)         (4)           (9)
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (82)          38         159            29
-----------------------------------------------------------

----------------------------------------------------------- ----------- ------------ ----------- -------------
----------------------------------------------------------- ----------- ------------ ----------- -------------
Net increase (decrease) in net assets resulting from             5           62         152            21
operations
----------------------------------------------------------- ----------- ------------ ----------- -------------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                             6           --          --            --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                            10           --          --            --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                19            8          15             1
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet         --           --          22            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up              --           --          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up              --           --          --            --
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                 527           52          57            47
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     WealthQuest Variable Annuity II                           (73)         (22)        175            39
-----------------------------------------------------------
     Investrac Gold Variable Annuity                            55           10          46             3
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               386          217          22            11
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet         (9)          --         (24)           --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up              59           --          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up             (17)          --          --            --
-----------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                (168)          27          31           (16)
-----------------------------------------------------------

----------------------------------------------------------- ----------- ------------ ----------- -------------
----------------------------------------------------------- ----------- ------------ ----------- -------------
Increase (decrease) in net assets from                         795          292         344            85
policy transactions
----------------------------------------------------------- ----------- ------------ ----------- -------------
----------------------------------------------------------- ----------- ------------ ----------- -------------

-----------------------------------------------------------
-----------------------------------------------------------
Increase (decrease) in net assets                              800          354         496           106
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                          1,180          175         118           108
----------------------------------------------------------- ----------- ------------ ----------- -------------
----------------------------------------------------------- ----------- ------------ ----------- -------------

-----------------------------------------------------------
-----------------------------------------------------------
Net assets at the end of year                                1,980          529         614           214
=========================================================== =========== ============ =========== =============



                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                                T. Rowe Price
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          T Rowe        T Rowe     T Rowe        T Rowe
                                                             Price          Price                    Price
                                                             Equity      InternationalPrice Ltd     MidCap
                                                               Income       Stock     Term Bond     Growth
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                28            4          56          (30)
------------------------------------------------------------
   Net realized gains (losses) on investments                  (137)         (18)         43          (69)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                             1,188          358         (37)         954
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from          1,079          344          62          855
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              6            3           2           25
------------------------------------------------------------
     Investrac Gold Variable Annuity                              7           --          --           18
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 86            1         120           74
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          64           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               41           --           5           35
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  746          276         687          307
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                           (364)        (106)       (367)         (88)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             25            6          --           28
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 68            4          55           22
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet         (34)           5          22            4
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up              (51)          --          (1)         (37)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                4           --          (9)           1
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   73          (37)       (195)         136
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                          671          152         319          525
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                             1,750          496         381        1,380
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           4,217        1,069       1,876        2,271
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                 5,967        1,565       2,257        3,651
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                          Lazard Retirement Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Lazard      Lazard
                                                                         Emerging
                                                             Small Cap      Mkts
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                               (12)         (4)
------------------------------------------------------------
   Net realized gains (losses) on investments                     3           1
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               296         136
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from            287         133
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              2           2
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                            (77)         (3)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --          --
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                          (75)         (1)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                               212         132
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             869         224
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                 1,081         356
============================================================ =========== =========== ============ ============



                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Alger          Alger     Alger
                                                                                      Income &
                                                             Small Cap     Growth       Growth
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                (3)         (15)         (5)
------------------------------------------------------------
   Net realized gains (losses) on investments                    (5)        (270)        (70)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               (51)        (220)       (239)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            (59)        (505)       (314)
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              5           44          17
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  2          271          53
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          12           46          17
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --           2
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --           33          75
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   76        1,357         195
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             --          (73)        (18)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --            --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --            --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          (15)        (21)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --           (5)         (6)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --         (192)        (55)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  (10)      (1,187)        (47)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                           85          279         211
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                26         (226)       (103)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             173        1,212         803
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                   199          986         700
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                  The Alger American Fund - Class O Shares
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Alger        Alger Mid   Alger
                                                                                      Leveraged
                                                              Balanced   Cap Growth    All Cap
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                 8          (10)         (4)
------------------------------------------------------------
   Net realized gains (losses) on investments                   (27)        (273)        (21)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (132)         (41)       (112)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from           (151)        (324)       (137)
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             20          186           6
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                684           55         124
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet         113          165          13
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --           3
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --           20          13
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  194          228          85
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                           (200)        (175)         (3)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                (31)         (39)         (4)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --          (30)         (2)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               (3)          --          (3)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  (98)         (47)        (20)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                          679          363         212
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                               528           39          75
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             749          772         249
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                 1,277          811         324
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                         Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Federated    Federated   Federated
                                                                           Capital
                                                                           Income      US Gov't
                                                             International     II       Bond II
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                  (2)         20          47
------------------------------------------------------------
   Net realized gains (losses) on investments                      (4)        (74)         69
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  (4)        (95)          2
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Net increase (decrease) in net assets resulting from              (10)       (149)        118
operations
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                               --          35         796
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    1          44          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --          96          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                  1           1          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  1,206         461          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                               --         (46)       (776)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --         (38)         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --         (17)         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 (1)         --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                 (1,184)       (430)         --
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------
Increase (decrease) in net assets from                             23         106          20
policy transactions
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                  13        (43)         138
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                                60         505       1,694
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                      73         462       1,832
============================================================ ============= =========== =========== ===========

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                         Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Federated    Federated   Federated
                                                             High Income   Growth      Equity
                                                               Bond II      Strat II   Income II
------------------------------------------------------------ ------------- ----------- ----------- -----------
------------------------------------------------------------ ------------- ----------- ---------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                 195         (14)         7
------------------------------------------------------------
   Net realized gains (losses) on investments                    (405)       (373)      (240)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 220          (9)         4
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ---------- ------------
------------------------------------------------------------ ------------- ----------- ---------- ------------
Net increase (decrease) in net assets resulting from               10        (396)      (229)
operations
------------------------------------------------------------ ------------- ----------- ---------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              566         105         26
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   51           2         38
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            55          24         12
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 25          --        121
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    408          44        960
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             (965)       (268)      (348)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (31)         (1)        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --          (2)        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --       (131)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   (383)         --       (827)
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ---------- ------------
------------------------------------------------------------ ------------- ----------- ---------- ------------
Increase (decrease) in net assets from                           (274)        (96)      (149)
policy transactions
------------------------------------------------------------ ------------- ----------- ---------- ------------
------------------------------------------------------------ ------------- ----------- ---------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                (264)       (492)      (378)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             2,369       1,449        942
------------------------------------------------------------ ------------- ----------- ---------- ------------
------------------------------------------------------------ ------------- ----------- ---------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                   2,105         957        564
============================================================ ============= =========== ========== ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Fidelity    Fidelity      Fidelity    Fidelity
                                                             Growth &    Equity                    High
                                                               Income      Income       Growth       Income
------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                --          24           (31)         29
------------------------------------------------------------
   Net realized gains (losses) on investments                    (1)       (116)         (660)        (68)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               (16)       (420)         (402)         43
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------
Net increase (decrease) in net assets resulting from            (17)       (512)       (1,093)          4
operations
------------------------------------------------------------ ----------- ----------- ------------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             --          --            --          --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             13         124           157          11
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --            --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          --            --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --          --            --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             --          --            --          --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --        (507)         (657)        (66)
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --            --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          --            --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --          --            --          --
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------
Increase (decrease) in net assets from                           13        (383)         (500)        (55)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                (4)       (895)       (1,593)        (51)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              92       2,899         3,682         312
------------------------------------------------------------ ----------- ----------- ------------- -----------
------------------------------------------------------------ ----------- ----------- ------------- -----------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                    88       2,004         2,089         261
============================================================ =========== =========== ============= ===========

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity     Fidelity    Fidelity    Fidelity
                                                                Money                  Invest.
                                                               Market      Overseas      Bond      Asset Mgr
------------------------------------------------------------ ------------ ------------ ---------- ------------
------------------------------------------------------------ ------------ ------------ ---------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                  2           (2)        11           56
------------------------------------------------------------
   Net realized gains (losses) on investments                     --          (39)        13         (244)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 --          (56)        18           (5)
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------ ---------- ------------
------------------------------------------------------------ ------------ ------------ ---------- ------------
Net increase (decrease) in net assets resulting from               2          (97)        42         (193)
operations
------------------------------------------------------------ ------------ ------------ ---------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --           --         --           99
------------------------------------------------------------
     Investrac Gold Variable Annuity                             311           48        275           13
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --           --         --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --           --         --           --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --           --         --           --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --           --         --         (548)
------------------------------------------------------------
     Investrac Gold Variable Annuity                            (388)         (34)      (180)        (174)
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --           --         --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --           --         --           --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --           --         --           --
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------ ---------- ------------
------------------------------------------------------------ ------------ ------------ ---------- ------------
Increase (decrease) in net assets from                           (77)          14         95         (610)
policy transactions
------------------------------------------------------------ ------------ ------------ ---------- ------------
------------------------------------------------------------ ------------ ------------ ---------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                (75)         (83)       137         (803)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              658          433        432        2,143
------------------------------------------------------------ ------------ ------------ ---------- ------------
------------------------------------------------------------ ------------ ------------ ---------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                    583          350        569        1,340
============================================================ ============ ============ ========== ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                            Fidelity     Fidelity    Fidelity
                                                                                        Asset Mgr
                                                              Index 500    Contra Fund    Growth
------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                  10          (27)         21
------------------------------------------------------------
   Net realized gains (losses) on investments                    (823)        (607)       (133)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (2,112)        (114)       (126)
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------
Net increase (decrease) in net assets resulting from           (2,925)        (748)       (238)
operations
------------------------------------------------------------ ------------- ------------ ----------- ----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              245          417          33
------------------------------------------------------------
     Investrac Gold Variable Annuity                              162          197          38
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --           --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --           --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             (951)      (1,102)       (126)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             (712)        (397)        (78)
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --           --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                     --           --          --
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------
Increase (decrease) in net assets from                         (1,256)        (885)       (133)
policy transactions
------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                              (4,181)      (1,633)       (371)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                            12,819        7,200       1,459
------------------------------------------------------------ ------------- ------------ ----------- ----------
------------------------------------------------------------ ------------- ------------ ----------- ----------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                   8,638        5,567       1,088
============================================================ ============= ============ =========== ==========

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products - Initial Class
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity      Fidelity    Fidelity
                                                              Balanced     Growth Opp   MidCap
                                                                Port          Port        Port
------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                 (4)           (1)       (2)
------------------------------------------------------------
   Net realized gains (losses) on investments                     (1)         (274)        7
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 (4)         (147)      (73)
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------
Net increase (decrease) in net assets resulting from              (9)         (422)      (68)
operations
------------------------------------------------------------ ------------ ------------- --------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --            59        --
------------------------------------------------------------
     Investrac Gold Variable Annuity                               5             3        67
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --            --        --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --            --        --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --            --        --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --          (300)       --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --            (2)      (81)
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --            --        --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --            --        --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --            --        --
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------
Increase (decrease) in net assets from                             5          (240)      (14)
policy transactions
------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                 (4)         (662)      (82)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                               43         1,910       652
------------------------------------------------------------ ------------ ------------- --------- ------------
------------------------------------------------------------ ------------ ------------- --------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                     39         1,248       570
============================================================ ============ ============= ========= ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity    Fidelity    Fidelity     Fidelity
                                                             Aggressive   Asset       Asset Mgr     Contra
                                                              Growth II   Manager II  Growth II     Fund II
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                 (1)         --          --           (8)
------------------------------------------------------------
   Net realized gains (losses) on investments                     (1)         --          (1)          (4)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation                      --
   of investments                                                (14)                     --         (117)
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Net increase (decrease) in net assets resulting from             (16)         --          (1)        (129)
operations
------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --          --          --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --          --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --          --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   2          --          --          667
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           16          --          --           43
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --          --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --          --          --           94
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    52          --           2          220
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --          --          --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --          --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --          --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --          --          --          (58)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --          --          --           (4)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --          --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --          --          --           (7)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    (2)         --          (5)         (60)
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Increase (decrease) in net assets from                            68          --          (3)         895
policy transactions
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                 52          --          (4)         766
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                               20           4           6          424
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                     72           4           2        1,190
============================================================ ============ =========== =========== ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance Products - Service Class II
--------------------------------------------------------------------------------------------------------------
                        Net Changes                           Fidelity      Fidelity     Fidelity
                                                              Index 500
                                                                 II       Growth Opp II  MidCap II
------------------------------------------------------------ ------------ -------------- ---------- ----------
------------------------------------------------------------ ------------ -------------- ---------- ----------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                 (6)            --         (4)
------------------------------------------------------------
   Net realized gains (losses) on investments                   (179)            (5)       (21)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               (196)           (30)       (44)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ---------- ----------
------------------------------------------------------------ ------------ -------------- ---------- ----------
Net increase (decrease) in net assets resulting from            (381)           (35)       (69)
operations
------------------------------------------------------------ ------------ -------------- ---------- ----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --             --         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 250              9        300
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          215              6         41
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --             --          3
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               278             --        109
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                 1,232             54        851
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --             --         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                (132)            (5)       (34)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          (11)            (9)        (9)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --             --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               (61)            --        (12)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  (894)           (15)      (726)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ---------- ----------
------------------------------------------------------------ ------------ -------------- ---------- ----------
Increase (decrease) in net assets from                           877             40        523
policy transactions
------------------------------------------------------------ ------------ -------------- ---------- ----------
------------------------------------------------------------ ------------ -------------- ---------- ----------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                496              5        454
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                            1,133            134        156
------------------------------------------------------------ ------------ -------------- ---------- ----------
------------------------------------------------------------ ------------ -------------- ---------- ----------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                  1,629            139        610
============================================================ ============ ============== ========== ==========

                              AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         Year Ended DECEMBER 31, 2002

                                            (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------
                                         AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------
                        Net Changes                            INVESCO    INVESCO       INVESCO    INVESCO VIF
                                                                          VIF
                                                                 VIF      Health          VIF       Small Co.
                                                              Dynamics     Sciences   Technology      Growth
------------------------------------------------------------ ------------ ----------- ------------ -------------
------------------------------------------------------------ ------------ ----------- ------------ -------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                 --          (2)          (1)           --
------------------------------------------------------------
   Net realized gains (losses) on investments                     (9)        (26)         (28)           (3)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                (10)        (20)          (9)           (1)
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------- ------------ -------------
------------------------------------------------------------ ------------ ----------- ------------ -------------
Net increase (decrease) in net assets resulting from             (19)        (48)         (38)           (4)
operations
------------------------------------------------------------ ------------ ----------- ------------ -------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --          --           --            --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --           --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --          --           --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   3          17            8            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           30          33            7            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --          --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --          --           --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   805         595          426           980
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              --          --           --            --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --           --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --          --           --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --          --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --          (1)          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --          --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --          --           --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  (733)       (473)        (383)         (902)
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------- ------------ -------------
------------------------------------------------------------ ------------ ----------- ------------ -------------
Increase (decrease) in net assets from                           105         171           58            78
policy transactions
------------------------------------------------------------ ------------ ----------- ------------ -------------
------------------------------------------------------------ ------------ ----------- ------------ -------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                 86         123           20            74
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                                4         102           53             9
------------------------------------------------------------ ------------ ----------- ------------ -------------
------------------------------------------------------------ ------------ ----------- ------------ -------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                     90         225           73            83
============================================================ ============ =========== ============ =============

                              AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                       STATEMENT OF CHANGES IN NET ASSETS
                                          Year Ended DECEMBER 31, 2002

                                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------
                                          AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
                        Net Changes                            AIM V.I.    INVESCO     INVESCO     INVESCO VIF
                                                                           VIF         VIF          Financial
                                                             Real Estate   Utilities    Telecom       Svcs.
------------------------------------------------------------ ------------- ----------- ---------- ---------------
------------------------------------------------------------ ------------- ----------- ---------- ---------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                   1          --         --              --
------------------------------------------------------------
   Net realized gains (losses) on investments                      (6)         --         (2)            (16)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  (2)         (1)       (17)             (6)
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ---------- ---------------
------------------------------------------------------------ ------------- ----------- ---------- ---------------
Net increase (decrease) in net assets resulting from               (7)         (1)       (19)            (22)
operations
------------------------------------------------------------ ------------- ----------- ---------- ---------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                               --          --         --              --
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --         --              --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --         --              --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --         --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    4           2         --               1
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --          --         31              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --         --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --         --              --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    555          17         38             569
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                               --          --         --              --
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --         --              --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --         --              --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --         --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --          --         --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            --          --         --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 --          --         --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                 --          --         --              --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   (420)         (2)        (3)           (500)
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ---------- ---------------
------------------------------------------------------------ ------------- ----------- ---------- ---------------
Increase (decrease) in net assets from                            139          17         66              70
policy transactions
------------------------------------------------------------ ------------- ----------- ---------- ---------------
------------------------------------------------------------ ------------- ----------- ---------- ---------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                 132          16         47              48
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                                17          11         15              72
------------------------------------------------------------ ------------- ----------- ---------- ---------------
------------------------------------------------------------ ------------- ----------- ---------- ---------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                     149          27         62             120
============================================================ ============= =========== ========== ===============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                        MFS Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          MFS             MFS      MFS             MFS
                                                             Emerging      Capital                 Investors
                                                               Growth      Opport      Research      Trust
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                               (31)         (24)        (16)         (11)
------------------------------------------------------------
   Net realized gains (losses) on investments                  (482)        (360)       (355)        (188)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (647)        (357)       (180)        (246)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from         (1,160)        (741)       (551)        (445)
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                            239          174         181          184
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 41           16         115           42
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          20           --          26           46
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               32           21          55           --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  135           33         816           41
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                           (471)        (449)       (404)        (417)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                (19)          (1)        (68)         (12)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          (1)          (1)         (9)          (9)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up              (45)         (58)        (39)          (3)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  (84)          (6)       (734)          (3)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                         (153)        (271)        (61)        (131)
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                            (1,313)      (1,012)       (612)        (576)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           3,270        2,490       2,021        2,011
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                 1,957        1,478       1,409        1,435
============================================================ =========== ============ =========== ============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                      Van Eck Worldwide Insurance Trust
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          Van Eck     Van Eck
                                                             Hard        Emerging
                                                               Assets       Mkts
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                (1)         (6)
------------------------------------------------------------
   Net realized gains (losses) on investments                    (1)       (113)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                (5)        103
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Net increase (decrease) in net assets resulting from             (7)        (16)
operations
------------------------------------------------------------ ----------- ----------- ------------ ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              9          20
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                            (18)       (145)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                   --          --
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------
Increase (decrease) in net assets from                           (9)       (125)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                               (16)       (141)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             171         554
------------------------------------------------------------ ----------- ----------- ------------ ------------
------------------------------------------------------------ ----------- ----------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                   155         413
============================================================ =========== =========== ============ ============

               AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                       STATEMENT OF CHANGES IN NET ASSETS
                                          Year Ended DECEMBER 31, 2002

                                             (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                             SEGREGATED SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
                   American National Investment Accounts, Inc.
------------------------------------------------------------------------------------------------------------------
                        Net Changes                           AN Growth    AN Equity    AN            AN Money
                                                                             Income      Balanced      Market
------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                (29)           11          87            (27)
------------------------------------------------------------
   Net realized gains (losses) on investments                   (371)          (71)       (177)            --
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               (957)       (1,573)       (239)            --
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------
Net increase (decrease) in net assets resulting from          (1,357)       (1,633)       (329)           (27)
operations
------------------------------------------------------------ ------------ ------------- ----------- --------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                              88           106         104          2,189
------------------------------------------------------------
     Investrac Gold Variable Annuity                              57           251          80            672
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --            --          --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --            --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   9            49          80         91,688
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet            7           138          56            915
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                 1            --           6             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --           103           6            377
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    28            39         295          9,311
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                            (187)         (686)       (378)        (2,632)
------------------------------------------------------------
     Investrac Gold Variable Annuity                            (520)       (1,040)       (325)          (375)
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --            --          --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --            --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 (22)          (15)         (1)       (90,388)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --           (26)         (5)        (1,039)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                (1)           --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --          (103)         --           (725)
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    (7)          (26)       (370)        (8,564)
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------
Increase (decrease) in net assets from                          (547)       (1,210)       (452)         1,429
policy transactions
------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                             (1,904)       (2,843)       (781)         1,402
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                            4,975        11,037       4,060          9,942
------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                  3,071         8,194       3,279         11,344
============================================================ ============ ============= =========== ==============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         Year Ended DECEMBER 31, 2002

                                            (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                            SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------
                                 American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------
                        Net Changes                          AN Gov't    AN High     AN                AN
                                                                                     Small/Mid   International
                                                                Bond     Yield Bond     Cap          Stock
------------------------------------------------------------ ----------- ----------- ----------- --------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                37          12          (2)           --
------------------------------------------------------------
   Net realized gains (losses) on investments                    13          (5)        (11)          (14)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               (11)        (14)        (75)           (7)
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Net increase (decrease) in net assets resulting from             39          (7)        (88)          (21)
operations
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                            264          --           2            66
------------------------------------------------------------
     Investrac Gold Variable Annuity                             95           2          --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --          --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                118           4           2         4,244
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet         111          --          89            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                2          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up              224          24          --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  622         147          16         1,148
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                            (71)         (7)         --            (2)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             (9)         --          --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --          --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 (4)         --          --        (4,234)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet         (14)        (12)         (5)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               (2)         --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --          --          --            --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                 (379)       (133)         (3)       (1,123)
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Increase (decrease) in net assets from                          957          25         101            99
policy transactions
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                               996          18          13            78
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             184         157         105            30
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                 1,180         175         118           108
============================================================ =========== =========== =========== =============

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                                T. Rowe Price
--------------------------------------------------------------------------------------------------------------
                        Net Changes                          T Rowe         T Rowe     T Rowe      T Rowe
                                                             Price          Price                  Price
                                                             Equity      International Price Ltd   MidCap
                                                               Income       Stock      Term Bond     Growth
------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                21           (12)         58         (33)
------------------------------------------------------------
   Net realized gains (losses) on investments                  (188)          666          23         (59)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              (598)         (102)        (11)       (619)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------
Net increase (decrease) in net assets resulting from           (765)          552          70        (711)
operations
------------------------------------------------------------ ----------- ------------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                            440            60         605         253
------------------------------------------------------------
     Investrac Gold Variable Annuity                             55            21          --          32
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                905        82,556         195          96
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet         229             3          51          42
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                1            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up              145            --          38          44
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                  229           275         177         167
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                           (732)         (169)       (457)       (482)
------------------------------------------------------------
     Investrac Gold Variable Annuity                            (24)          (18)         --          (5)
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                (21)      (83,099)        (62)        (13)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet         (62)           --         (16)         (4)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up               (1)           --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up               --            --          (1)         --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                 (121)         (199)         --         (68)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------
Increase (decrease) in net assets from                        1,043          (570)        530          62
policy transactions
------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                               278           (18)        600        (649)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           3,939         1,087       1,276       2,920
------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                 4,217         1,069       1,876       2,271
============================================================ =========== ============= =========== ===========

                             AMERICAN NATIONAL VARIABLE annuity SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        Year Ended DECEMBER 31, 2002

                                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                           SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------
                                          Lazard Retirement Series
--------------------------------------------------------------------------------------------------------------
                        Net Changes                            Lazard     Lazard
                                                                          Emerging
                                                              Small Cap     Mkts
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                 (8)        (2)
------------------------------------------------------------
   Net realized gains (losses) on investments                     23        (56)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               (221)        50
------------------------------------------------------------

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Net increase (decrease) in net assets resulting from            (206)       (8)
operations
------------------------------------------------------------ ------------ ---------- ------------ ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity II                             166          6
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --         --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --         --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity II                            (197)      (108)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 - yr. Ratchet           --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Roll-up                --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Roll-up                --         --
------------------------------------------------------------
     WQ III Group Unallocated Variable Annuity                    --         --
------------------------------------------------------------

------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------
Increase (decrease) in net assets from                           (31)      (102)
policy transactions
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                               (237)      (110)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                            1,106        334
------------------------------------------------------------ ------------ ---------- ------------ ------------
------------------------------------------------------------ ------------ ---------- ------------ ------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                    869        224
============================================================ ============ ========== ============ ============

115

American National Variable ANNUITY Separate Account
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
General .. American National Variable Annuity Separate Account
 (Separate Account) was established on July 30,
1991 under Texas law as a separate investment account of American National
 Insurance Company (the Sponsor). The
Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the
Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate
Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
These financial statements report the results of the subaccounts for the various variable annuity products. There are currently 60 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund, American National Investment Accounts,
Inc.,
Federated Insurance Series,
Fidelity Variable Insurance Products, INVESCO Variable Investment Funds, Inc., LAZARD Retirement Series, MFS
Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe P rice Equity Series, Inc., T. Rowe
Price International Series, Inc. and VAN ECK Worldwide Insurance Trust.  The
 American National Investment
Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor. During 2003, the Federated International Small Company Fund II
Portfolio was liquidated and is no longer offered as a choice for investment. Basis of Presentation .. The financial statements of the Separate Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States. Investments .. Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt. Federal Taxes .. The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders' are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.
Use of Estimates .. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.
(2)   SECURITY PURCHASES AND SALES
For the year ended December 31, 2003, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                          Purchases                   Sales
-------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                     180                       51
Alger Growth Portfolio                                        412                       10
Alger Income & Growth                                         161                       12
Alger Balanced                                                 431                    (250)
Alger MidCap Growth                                           296                     (32)
Alger Leveraged AllCap                                        157                     (87)
Federated International                                         31                      134
Federated Capital Income                                        86                      112
Federated U.S. Government Bond                                   3                      775
Federated High Income Bond                                     362                      296
Federated Growth Strategies                                     84                      137
Federated Equity Income                                        114                       99
Fidelity Growth & Income                                         2                       52
Fidelity Equity Income                                          34                      260
Fidelity Growth                                                111                      346
Fidelity High Income                                             2                       20
Fidelity Money Market                                            8                      221
Fidelity Overseas                                               22                        3
Fidelity Investment Bond                                        17                       15
Fidelity Asset Manager                                          11                      372
Fidelity Index 500                                             207                    1,408
Fidelity Contra Fund                                           108                      861
Fidelity Asset Manager: Growth                                  25                      263
Fidelity Balanced Portfolio                                      4                        3
Fidelity Growth Opportunities Portfolio                          8                        8
Fidelity MidCap Portfolio                                       25                     (28)
Fidelity Aggressive Growth II                                  272                     (38)
Fidelity Asset Manager II                                       --                       --
Fidelity Asset Manager: Growth II                               --                       --
Fidelity Contra Fund II                                        653                      (4)
Fidelity Index 500 II                                        1,235                      310
Fidelity Growth Opportunities II                               139                       23
Fidelity MidCap II                                             583                    (231)
Invesco Dynamics                                                27                       60
Invesco Health Sciences                                        177                     (37)
Invesco Technology                                             192                     (43)
Invesco Small Company Growth                                   136                       69
Invesco Real Estate Opportunities                              505                    (273)
Invesco Utilities                                               57                        1
Invesco Telecommunications                                      84                      (8)
Invesco Financial Services                                     100                     (11)
MFS Emerging Growth                                             81                       --
MFS Capital Opportunities                                       68                      286
MFS Research                                                    35                      164
MFS Investors Trust                                            187                       72
Van Eck Hard Assets                                             --                      140
Van Eck Emerging Markets                                         3                       74
AN Growth                                                      152                      577
AN Equity Income                                               249                     757
AN Balanced                                                    391                      476
AN Money Market                                             7,598                    10,943
AN Government Bond                                             562                    (233)
AN High Yield Bond                                             60                    (232)
AN Small-Cap/Mid-Cap                                           94                    (250)
AN International Stock                                         48                     (37)
T. Rowe Price Equity Income                                   950                      279
T. Rowe Price International Stock                              280                      128
T. Rowe Price Limited-Term Bond                               814                      495
T. Rowe Price Mid-Cap Growth                                  459                     (66)
Lazard Retirement Small Cap                                     2                       77
Lazard Emerging Markets                                          2                       3
-------------------------------------------------------------------------------------------------------------------
TOTALS                                                 $   19,096               $    18,532

(3)   POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges .. Mortality risk and expense risk charges were assessed daily against the Separate Account's net asset value. This fee was assessed during 2003 on policies in both the accumulation period and the annuity period, and varied by product as follows:
         Wealthquest II Variable Annuity             1.15%

         Investrac Gold Variable Annuity             1.25%

         Group Unallocated Variable Annuity          1.15%

         Wealthquest III Variable Annuity            1.10% (with No Riders)

         Wealthquest III Variable Annuity            1.20% (with Minimum Guaran. Death Benefit Rider)

         Wealthquest III Variable Annuity            1.30% (3% Guaranteed Death Benefit Rider)

         Wealthquest III Variable Annuity            1.45% (5% Guaranteed Death Benefit Rider)

Effective May 1, 2003, the mortality risk and expense risk charge assessed daily against the Separate Account's net asset value for the Group Unallocated Variable Annuity changed to 0.35% plus a monthly administration fee based on total contract value as follows:

         $0 - 500,000                                         0.90%

         $500,001 - 1,000,000                                 0.70%

         $1,000,001 - 3,000,000                      0.50%

         $3,000,001 - 5,000,000                      0.25%

         $5,000,001 and above                                 0%

Monthly Administrative Charges .. American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $25 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders' accounts.

Surrender Charge .. On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of years since the year in which the purchase payments withdrawn were paid, on a first paid, first withdrawn basis. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge .. A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges .. Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging form zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4)      FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders' account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):


                                 At December 31                                For the year ended December 31,
                                 --------------                                -------------------------------
                        Units     Unit Fair Value   Net Assets      Investment *      Expense Ratio **     Total Return***
                       (000s)    Lowest to Highest    (000s)       Income Ratio      Lowest to Highest    Lowest to Highest

Alger Small
Capitalization:
2003                      709     $0.57 to 0.62           $431               --        1.20 to 1.55         40.16 to 41.81
2002                      465      0.40 to 0.44            199               --        1.20 to 1.55       -27.37 to -27.11
2001                      299      0.55 to 0.60            173             0.04        1.25 to 1.77       -30.37 to -27.48
Alger Growth:
2003                    2,678      0.64 to 0.65          1,739               --        1.20 to 1.55        32.42 to 34.16
2002                    2,033      0.48 to 0.49            986             0.05        1.20 to 1.55       -34.04 to -33.80
2001                    1,656      0.73 to 0.74          1,212             0.29        1.25 to 1.77       -13.36 to -12.89
Alger Income
& Growth:
2003                    1,524      0.68 to 0.71          1,056             0.30        1.20 to 1.55        27.84 to 28.96
2002                    1,297      0.53 to 0.55            700             0.67        1.20 to 1.55       -32.17 to -31.93
2001                    1,017      0.78 to 0.80            803             0.45        1.25 to 1.77       -15.82 to -15.37
Alger Balanced:
2003                    2,427      0.91 to 0.93          2,228             1.85        1.20 to 1.55         17.20 to 19.08
2002                    1,640      0.77 to 0.78          1,277             1.94        1.20 to 1.55       -13.66 to -13.35
2001                      834      0.89 to 0.90            749             0.72        1.25 to 1.77        -3.65 to  -3.13
Alger MidCap
Growth:
2003                    1,667      0.88 to 0.90          1,492               --        1.20 to 1.55         45.52 to 46.84
2002                    1,333      0.60 to 0.61            811               --        1.20 to 1.55       -30.64 to -30.37
2001                      886      0.86 to 0.88            772               --        1.25 to 1.77         -8.16 to -7.66
Alger Leveraged
AllCap:
2003                    1,216      0.53 to 0.58            691              --         1.20 to 1.55         32.39 to 34.22
2002                      763      0.40 to 0.43            324             0.01        1.20 to 1.55       -34.94 to -34.71
2001                      390      0.61 to 0.66            249               --        1.25 to 1.77       -17.40 to -16.95
Federated Capital
Income:
2003                      706      0.72 to 0.74            519             6.15        1.20 to 1.55         18.63 to 19.76
2002                      751      0.61 to 0.62            462             5.20        1.20 to 1.55       -25.13 to -24.87
2001                      619      0.81 to 0.82            505             4.27        1.25 to 1.77       -14.78 to -14.75
Federated  U.S.
Government Bond:
2003                      823              1.31          1,075             3.85                1.25                   1.09
2002                    1,418              1.29          1,832             3.73                1.25                   7.67
2001                    1,412              1.20          1,694             3.68                1.49                   5.71
Federated  High Income
Bond:
2003                    2,338      1.10 to 1.12          2,580            6.49         1.20 to 1.55         20.34 to 21.43
2002                    2,310      0.91 to 0.92          2,105            10.02        1.20 to 1.55          -0.19 to 0.17
2001                    2,605      0.91 to 0.92          2,369            10.40        1.25 to 1.77          -0.39 to 0.00
Federated Growth
Strategies:
2003                    1,275      0.64 to 1.07          1,242               --        1.20 to 1.55         37.93 to 39.18
2002                    1,302      0.47 to 0.78            957               --        1.20 to 1.55       -27.49 to -27.23
2001                    1,381      0.64 to 1.07          1,448               --        1.25 to 1.77       -23.74 to -23.34
Federated Equity
Income:
2003                      795      0.75 to 1.02            700             1.51        1.20 to 1.55         25.31 to 26.39
2002                      805      0.60 to 0.81            564             2.25        1.20 to 1.55       -21.97 to -21.70
2001                      965      0.77 to 1.04            942             1.84        1.25 to 1.77       -12.55 to -12.08


                                 At December 31                                For the year ended December 31,
                                 --------------                                -------------------------------

                        Units     Unit Fair Value   Net Assets      Investment *      Expense Ratio **     Total Return***
                       (000s)    Lowest to Highest    (000s)       Income Ratio      Lowest to Highest    Lowest to Highest
---------------------------------------------------------------------------------------------------------------------------
Fidelity Growth
& Income:
2003                       63              0.87             55             1.41                1.40                  22.05
2002                      123              0.71             88             0.60                1.40                 -17.71
2001                      106              0.87             92             1.23        1.25 to 1.40                 -10.34
Fidelity Equity
Income:
2003                    1,001             $2.27         $2,275             1.73        0.95 to 1.40                  28.52
2002                    1,134      1.77 to 1.90          2,004             2.37        0.95 to 1.40       -18.08 to -17.71
2001                    1,343      2.16 to 2.31          2,899             1.76        0.95 to 1.40         -6.37 to -5.96
Fidelity Growth:
2003                    1,117              2.21          2,468             0.27        0.95 to 1.40                  31.00
2002                    1,238      1.69 to 1.86          2,089             0.26        0.95 to 1.40       -31.06 to -30.75
2001                    1,504      2.45 to 2.68          3,682             0.08        0.95 to 1.40       -18.73 to -18.38
Fidelity High
Income:
2003                      230              1.33            305             6.97        0.95 to 1.40         25.50 to 25.69
2002                      246      1.06 to 1.14            261            11.26        0.95 to 1.40           2.01 to 2.50
2001                      300      1.04 to 1.11            312            13.40        0.95 to 1.40       -12.88 to -12.49
Fidelity Money
Market:
2003                     282               1.31            369             0.98        0.95 to 1.40                  -0.41
2002                      443      1.31 to 1.42            583             1.74        0.95 to 1.40           0.30 to 0.74
2001                      502      1.31 to 1.40            658             3.07       0.95 to 1.40            2.78 to 3.25
Fidelity Overseas:
2003                      375             1.38             518             1.47        0.95 to 1.40         41.38 to 41.59
2002                      358      0.98 to 1.04            350             0.74        0.95 to 1.40       -21.38 to -20.24
2001                      349      1.24 to 1.31            433             5.06        0.95 to 1.40       -22.31 to -21.11
Fidelity
Investment Bond:
2003                      337              1.76            592             5.35        0.95 to 1.40                   3.74
2002                      336      1.69 to 1.75            569             3.41        0.95 to 1.40           8.86 to 9.32
2001                      278      1.55 to 1.60            432             5.78        0.95 to 1.40           6.98 to 7.45
Fidelity Asset
Manager:
2003                      852      1.17 to 1.77          1,173             3.74        1.25 to 1.40         16.34 to 16.51
2002                    1,156      1.01 to 1.52          1,340             4.48        1.25 to 1.40         -9.99 to -9.73
2001                    1,690      1.00 to 1.69          2,143             4.31        1.35 to 1.49         -5.42 to -5.27
Fidelity
Index 500:
2003                    6,545      1.13 to 2.44          9,523             1.51        0.95 to 1.40         26.63 to 26.82
2002                    7,654      0.89 to 2.26          8,638             1.37        0.95 to 1.40       -23.31 to -23.20
2001                    8,678      1.16 to 2.93        12,819              1.20       0.95 to 1.49        -13.16 to -12.95
Fidelity
Contra Fund:
2003                    3,914      1.34 to 2.36          6,172             0.48        0.95 to 1.40         26.68 to 26.87
2002                    4,563      1.05 to 2.00          5,567             0.90        0.95 to 1.40       -10.56 to -10.46
2001                    5,315      1.18 to 2.23         7,200              0.79        0.95 to 1.49       -13.33 to -13.09
Fidelity Asset
Manager: Growth:
2003                      907      1.06 to 1.57          1,068             3.08        0.95 to 1.40         21.62 to 21.81
2002                    1,142      0.87 to 1.35          1,088             2.90        0.95 to 1.40       -16.70 to -16.56
2001                    1,277      1.04 to 1.61          1,459             3.06        0.95 to 1.49         -8.58 to -8.30
Fidelity Balanced:
2003                       48              0.96             45             2.38                1.40                  16.09
2002                       47              0.82             39             3.04                1.40                  -9.97
2001                       47              0.91             43             3.31                1.35                  -3.46


                                 At December 31                                For the year ended December 31,
                                 --------------                                -------------------------------

                        Units     Unit Fair Value   Net Assets      Investment *      Expense Ratio **     Total Return***
                       (000s)    Lowest to Highest    (000s)       Income Ratio      Lowest to Highest    Lowest to Highest
---------------------------------------------------------------------------------------------------------------------------
Fidelity Growth
Opportunities:
2003                    1,800      0.67 to 0.88          1,577             0.78        1.25 to 1.40         28.07 to 28.26
2002                    1,823      0.52 to 0.69          1,248             1.13        1.25 to 1.40       -22.95 to -22.80
2001                    2,150      0.68 to 0.89          1,909             0.39        1.35 to 1.49       -15.64 to -15.48
Fidelity MidCap:
2003                      448             $1.86           $832             0.41                1.40                  36.71
2002                      420              1.36            570             0.98                1.40                 -11.05
2001                      427              1.53            652               --                1.35                  -4.53
Fidelity Aggressive
Growth II:
2003                      535      0.80 to 0.81            434               --        1.20 to 1.55         28.28 to 29.45
2002                      115      0.62 to 0.63             72               --        1.20 to 1.55       -27.76 to -27.50
2001                       24              0.86             20               --        1.35 to 1.77       -13.87 to -13.63
Fidelity Asset
Manager II:
2003                        5              0.96              4               --        1.20 to 1.55                  16.91
2002                        5              0.82              4             3.84        1.20 to 1.55       -10.44 to -10.12
2001                        5      0.90 to 0.91              4               --        1.35 to 1.77         -6.06 to -5.66
Fidelity Asset
Manager Growth II:
2003                        3              0.83              3             2.67        1.20 to 1.55                  22.23
2002                        3              0.68              2             3.29        1.20 to 1.55       -17.14 to -16.84
2001                        7      0.81 to 0.82              6               --        1.35 to 1.77         -9.22 to -8.84
Fidelity Contra
Fund II:
2003                    2,380      0.93 to 0.94         2,235              0.24        1.20 to 1.55         26.23 to 27.37
2002                    1,608      0.73 to 0.74          1,190             0.40        1.20 to 1.55       -11.01 to -10.69
2001                      512      0.82 to 0.83            424             0.04        1.35 to 1.77       -14.00 to -13.64
Fidelity
Index 500 II:
2003                    3,999      0.76 to .078          3,095             0.95        1.20 to 1.55         26.12 to 27.47
2002                    2,675      0.60 to 0.61          1,629             0.93        1.20 to 1.55       -23.65 to -23.38
2001                    1,425      0.79 to 0.80          1,133             0.31        1.35 to 1.77       -13.85 to -13.49
Fidelity Growth
Opportunities II:
2003                      413      0.73 to 0.74            304             0.66        1.20 to 1.55         27.42 to 28.07
2002                      241              0.57            139             0.76        1.20 to 1.55       -23.22 to -22.95
2001                      181              0.74            134               --        1.35 to 1.77       -16.14 to -15.78
Fidelity
MidCap II:
2003                    1,448      1.25 to 1.27          1,825             0.18        1.20 to 1.55         36.13 to 37.36
2002                      663              0.92            610             0.55        1.20 to 1.55       -11.43 to -11.11
2001                      151      1.03 to 1.04            156               --        1.35 to 1.77           3.31 to 3.59
Invesco
Dynamics:
2003                      110      0.74 to 0.75             82               --        1.20 to 1.55         35.70 to 37.47
2002                      165              0.55             90               --        1.20 to 1.55       -32.96 to -32.72
2001                        5              0.81              4               --        1.35 to 1.77       -18.92 to -18.70
Invesco
Health Sciences:
2003                      544     0.96 to 0.97             527               --        1.20 to 1.55         25.82 to 27.00
2002                      294              0.76            225               --        1.20 to 1.55       -25.72 to -25.45
2001                       99      1.02 to 1.03            102             1.00       1.35 to 1.77            2.22 to 2.50


                                 At December 31                                For the year ended December 31,
                                 --------------                                -------------------------------

                        Units     Unit Fair Value   Net Assets      Investment *      Expense Ratio **     Total Return***
                       (000s)    Lowest to Highest    (000s)       Income Ratio      Lowest to Highest    Lowest to Highest
---------------------------------------------------------------------------------------------------------------------------
Invesco
Technology:
2003                      573      0.53 to 0.54            307               --        1.20 to 1.55         43.06 to 44.35
2002                      196              0.37             73               --        1.20 to 1.55       -47.67 to -47.49
2001                       75      0.70 to 0.71             53               --        1.35 to 1.77       -29.63 to -29.43
Invesco Small
Company Growth:
2003                      243      0.78 to 0.79            191               --        1.20 to 1.55         31.38 to 32.68
2002                      140              0.60             83               --        1.20 to 1.55       -32.19 to -31.95
2001                       10      0.87 to 0.88              9               --        1.35 to 1.77       -12.76 to -12.52
Invesco Real
Estate Opportunity:
2003                      754     $1.47 to 1.49         $1,120             2.57        1.20 to 1.55         36.69 to 37.92
2002                      138              1.08            149             1.95        1.20 to 1.55           4.72 to 5.09
2001                       16              1.03             17             3.05        1.35 to 1.77           2.55 to 2.83
Invesco
Utilities:
2003                      145              0.65             95             1.72        1.20 to 1.55         15.66 to 16.72
2002                       47              0.56             27             0.74        1.20 to 1.55       -21.56 to -21.28
2001                       16              0.71             11             1.51        1.35 to 1.77       -29.04 to -28.85
Invesco
Telecommunications:
2003                      503      0.36 to 0.37            185               --        1.20 to 1.55         32.25 to 33.14
2002                      224              0.28             62               --        1.20 to 1.55       -51.58 to -51.40
2001                       27              0.57             15               --        1.35 to 1.77       -43.29 to -43.14
Invesco
Financial Services:
2003                      277      1.02 to 1.04            287             0.65        1.20 to 1.55         27.59 to 28.75
2002                      149              0.81            120             0.93        1.20 to 1.55       -16.23 to -15.93
2001                       75              0.96             72             0.99        1.35 to 1.77         -4.34 to -4.08
MFS
Emerging Growth:
2003                    3,100      0.46 to 1.01          2,591               --        1.20 to 1.55        28.13 to 29.39
2002                    2,894      0.36 to 0.79          1,957               --        1.20 to 1.55       -34.79 to -34.56
2001                    3,058      0.55 to 1.20          3,270               --        1.25 to 1.77                 -34.31
MFS Capital
Opportunities:
2003                    1,723      0.59 to 1.04          1,583             0.22        1.20 to 1.55         25.43 to 26.57
2002                    1,935      0.47 to 0.83          1,478            0.07         1.20 to 1.55       -30.79 to -30.53
2001                    2,238      0.68 to 1.19          2,490             0.01        1.25 to 1.77      -24.82 to -24.42
MFS Research:
2003                    1,944      0.63 to 0.86          1,585             0.65        1.20 to 1.55         22.79 to 23.90
2002                    2,142      0.51 to 0.70          1,409             0.30        1.20 to 1.55       -25.71 to -25.45
2001                    2,222      0.69 to 0.94          2,021             0.01        1.25 to 1.77       -22.35 to -22.22
MFS
Investors Trust:
2003                    2,233      0.77 to 0.86          1,858             0.64        1.20 to 1.55         20.27 to 21.36
2002                    2,038      0.64 to 0.71          1,435             0.56        1.20 to 1.55       -22.19 to -21.92
2001                    2,215      0.83 to 0.91          2,011             0.56        1.25 to 1.77       -17.43 to -16.99
Van Eck
Hard Assets:
2003                       36              1.14             41             0.97                1.25                  43.28
2002                      196              0.79            155             0.48                1.25                  -4.01
2001                      207              0.83            171             0.98                1.25                 -11.55


                                 At December 31                                For the year ended December 31,
                                 --------------                                -------------------------------

                        Units     Unit Fair Value   Net Assets      Investment *      Expense Ratio **     Total Return***
                       (000s)    Lowest to Highest    (000s)       Income Ratio      Lowest to Highest    Lowest to Highest
---------------------------------------------------------------------------------------------------------------------------
Van Eck
Emerging Markets:
2003                      492              1.10            543             0.11                1.25                  52.27
2002                      569              0.72            413             0.21                1.25                  -4.11
2001                      733              0.76            554               --                1.25                  -3.02
AN Growth:
2003                    2,663      0.71 to 1.63          3,334             0.80        0.95 to 1.55         25.12 to 26.26
2002                    2,956      0.56 to 1.49          3,071             0.55        0.95 to 1.55       -28.74 to -28.49
2001                    3,373      0.78 to 2.08          4,975             1.00        0.95 to 1.77       -17.58 to -17.49
AN Equity Income:
2003                   6,103       0.93 to 2.33          9,429             1.41        0.95 to 1.55         22.81 to 23.93
2002                    6,214     0.76 to 2.03           8,194             1.45        0.95 to 1.55       -15.48 to -15.17
2001                    6,931      0.90 to 2.39         11,037             3.72        0.95 to 1.77       -14.79 to -13.45
AN Balanced:
2003                    2,898     $1.00 to 1.90         $3,748             2.31        0.95 to 1.55         18.20 to 18.92
2002                    2,810      0.85 to 1.64          3,279             3.69        0.95 to 1.55         -8.09 to -7.76
2001                    3,157      0.92 to 1.78          4,060             3.28        0.95 to 1.77         -6.52 to -6.26
AN
Money Market:
2003                    7,593      1.01 to 1.11          7,958             0.57        1.20 to 1.55         -1.01 to -0.11
2002                   10,749      1.02 to 1.23         11,344             0.95        1.20 to 1.55         -0.58 to -0.23
2001                    9,383      1.03 to 1.24          9,942             2.33        1.25 to 1.77           1.27 to 1.42
AN
Government Bond:
2003                    1,668      1.15 to 1.20          1,980             7.10        1.20 to 1.55           0.40 to 1.61
2002                    1,006      1.15 to 1.18          1,180             6.86        1.20 to 1.55           6.53 to 6.91
2001                      168      1.07 to 1.11            184            26.18        1.25 to 1.77           5.42 to 6.00
AN
High Yield Bond:
2003                      477      1.09 to 1.12            529             8.65        1.20 to 1.55         16.65 to 18.09
2002                      185      0.94 to 0.96            175             8.40        1.20 to 1.55         -4.31 to -3.95
2001                      159      0.98 to 1.00            157           14.23         1.25 to 1.77         -1.29 to -0.73
AN
Small-Cap/Mid-Cap:
2003                    2,745      0.22 to 0.23            614               --        1.20 to 1.55         79.22 to 83.43
2002                      942      0.12 to 0.13            118               --        1.20 to 1.55       -57.34 to -57.20
2001                      370      0.28 to 0.30            105               --        1.35 to 1.77       -55.34 to -55.16
AN
International Stock:
2003                      274      0.68 to 0.88            214             1.22        1.20 to 1.55         33.59 to 36.04
2002                      186      0.51 to 0.66            108             1.43        1.20 to 1.55       -20.55 to -20.04
2001                       45      0.64 to 0.82             30             0.81        1.35 to 1.77       -24.60 to -24.28
T. Rowe Price
Equity Income:
2003                    4,925      1.12 to 1.32          5,967             1.62        1.20 to 1.55         23.57 to 24.69
2002                    4,234      0.90 to 1.06          4,217             1.90        1.20 to 1.55       -14.48 to -14.17
2001                    3,273      1.05 to 1.24          3,939             2.36        1.25 to 1.77         -1.53 to -0.21
T. Rowe Price
International Stock:
2003                    1,939      0.68 to 0.97          1,565             1.37        1.20 to 1.55         28.52 to 29.69
2002                    1,618      0.53 to 0.75          1,069             1.10        1.20 to 1.55       -19.57 to -19.28
2001                    1,207      0.65 to 0.93          1,087             1.78        1.25 to 1.77      -23.58 to -23.17
T. Rowe Price
Limited-Term Bond:
2003                    1,829      1.17 to 1.30          2,257             4.02        1.20 to 1.55           2.67 to 3.53
2002                    1,531      1.14 to 1.26          1,876             4.88        1.20 to 1.55           3.75 to 4.22
2001                    1,066      1.10 to 1.21          1,276             5.92        1.25 to 1.77           6.50 to 7.08


                                 At December 31                                For the year ended December 31,
                                 --------------                                -------------------------------

                        Units     Unit Fair Value   Net Assets      Investment *      Expense Ratio **     Total Return***
                       (000s)    Lowest to Highest    (000s)       Income Ratio      Lowest to Highest    Lowest to Highest
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price
Mid-Cap Growth:
2003                    2,726      1.03 to 1.64          3,651               --        1.20 to 1.55         36.26 to 37.50
2002                    2,183      0.76 to 1.20          2,271               --        1.20 to 1.55       -22.48 to -22.20
2001                    2,073      0.98 to 1.54          2,920               --        1.35 to 1.77         -2.66 to -2.25
Lazard Retirement
Small Cap:
2003                      698              1.55          1,081               --                1.25                  35.52
2002                      760              1.14            869             0.43                1.25                 -18.67
2001                      787              1.41          1,106             0.31                1.25                 17.18
Lazard Retirement
Emerging Markets:
2003                      295              1.21            356             0.06                1.25                  51.04
2002                      281              0.80            224             0.51                1.25                  -2.65
2001                      407              0.82           334              0.43                1.25                  -6.23

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.
These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.


                          Independent Auditor's Report

To the Stockholders and Board Of Directors
Of American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.

KPMG LLP

February 6, 2004

Houston, Texas

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)

                                                                                     2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
    Premiums:
      Life .......................................................................  $ 336,747      $337,100      $ 323,603
      Annuity.....................................................................    80,310        33,596          35,773
      Accident and health.........................................................   405,039       408,430         415,124
      Property/casualty...........................................................  1,030,899       861,696        666,823
    Other policy revenues.........................................................   112,787       106,372         104,680
    Net investment income.........................................................    631,385       564,500        530,908
    Realized gains (losses) on investments........................................    32,866       (131,743)         6,545
    Other income..................................................................    54,473         63,263         54,613

------------------------------------------------------------------------------------------------------------------------------------
      Total revenues.............................................................  2,684,506              2,243,214        2,138,069

------------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES Death and other benefits:
      Life .......................................................................   248,686       242,189         240,724
      Annuity.....................................................................    57,224         53,688         55,196
      Accident and health.........................................................   288,902       305,532         332,371
      Property/casualty...........................................................   778,127        719,016        574,610
    Increase in liability for future policy benefits:
      Life .......................................................................    31,693        31,132          23,983
      Annuity.....................................................................    43,818         (1,588)         2,870
      Accident and health.........................................................     3,088         9,069          28,196
    Interest credited to policy account balances..................................    250,886       166,515        130,551
    Commissions for acquiring and servicing policies..............................   489,839       343,096         296,256
    Other operating costs and expenses............................................    355,971       336,699        297,944
    Taxes, licenses and fees......................................................    55,913        38,536          46,975
    Increase in deferred policy acquisition costs.................................   (197,559)      (43,606)        (15,254)
    Minority interest and participating policyholders' share of operations........     10,520        5,976          10,606

-----------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses.................................................  2,417,108              2,206,254
  2,025,028

-----------------------------------------------------------------------------------------------------------------------------------
         Income from operations before equity in earnings of unconsolidated affiliates
         and federal income taxes.................................................    267,398       36,960         113,041
    Equity in earnings (losses) of unconsolidated affiliates......................     4,327        (10,125)         (7,922)
    Income from operations before federal income taxes............................   271,725        26,835         105,119
    Provision (benefit) for federal income taxes:
      Current.....................................................................    94,792        22,051          56,708
      Deferred....................................................................     (5,232)      (12,071)        (16,520)

-----------------------------------------------------------------------------------------------------------------------------------
  Net income......................................................................  $182,165       $16,855       $  64,931

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  Net income per common share - basic.............................................  $    6.88      $  0.64       $     2.45

-----------------------------------------------------------------------------------------------------------------------------------

  Net income per common share - diluted...........................................  $    6.87      $   0.64      $     2.45

-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)

                                                                                     December 31,        December 31,
                                                                                        2003                    2002
----------------------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments, other than investments in unconsolidated affiliates Debt securities:
         Bonds held-to-maturity, at amortized cost..................................  $7,388,060         $ 4,497,025
         Bonds available-for-sale, at market........................................    1,406,872          1,532,137
      Marketable equity securities, at market:
         Preferred stocks...........................................................      49,612              47,385
         Common stocks..............................................................   1,020,993             758,298
      Mortgage loans on real estate.................................................     955,360           1,011,124
      Policy loans..................................................................     332,743             328,099
      Investment real estate, net of
         accumulated depreciation of $131,371 and $130,779..........................     569,692             396,972
      Short-term investments........................................................      110,695            435,463
      Other invested assets.........................................................     128,249             166,904

-----------------------------------------------------------------------------------------------------------------------------------
         Total investments..........................................................  11,962,276            9,173,407

-----------------------------------------------------------------------------------------------------------------------------------
    Cash ...........................................................................  103,615            200,526
    Investments in unconsolidated affiliates........................................      77,106              67,169
    Accrued investment income.......................................................     168,131             135,968
    Reinsurance ceded receivables...................................................     557,666             646,243
    Prepaid reinsurance premiums....................................................     180,681             198,636
    Premiums due and other receivables..............................................     257,028             263,500
    Deferred policy acquisition costs...............................................   1,065,958             874,495
    Property and equipment, net.....................................................       79,013             79,430
    Other assets....................................................................     316,209             300,790
    Separate account assets.........................................................     372,551              297,025

-----------------------------------------------------------------------------------------------------------------------------------
         Total assets...............................................................  $15,140,234        $12,237,189

-----------------------------------------------------------------------------------------------------------------------------------

  LIABILITIES
    Policyholder funds
      Future policy benefits:
         Life.......................................................................  $2,243,689         $ 2,207,561
         Annuity....................................................................     251,551             209,452
         Accident and health........................................................     117,413             114,211
      Policy account balances.......................................................   6,014,735           3,578,568
      Policy and contract claims....................................................    1,320,772          1,295,196
      Participating policyholder share..............................................     143,721             139,137
      Other policyholder funds......................................................     969,689             923,088

-----------------------------------------------------------------------------------------------------------------------------------
         Total policyholder liabilities.............................................  11,061,570            8,467,213

-----------------------------------------------------------------------------------------------------------------------------------
    Current federal income taxes....................................................       24,475             (47,346)
    Deferred federal income taxes...................................................     120,411              47,713
    Notes payable...................................................................     119,044             301,940
    Other liabilities...............................................................     322,613             296,343
    Minority interests in subsidiaries..............................................       7,548                 572
    Separate account liabilities....................................................      372,551            297,025

-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities..........................................................  12,028,212           9,363,460

-----------------------------------------------------------------------------------------------------------------------------------
  STOCKHOLDERS' EQUITY
    Capital stock...................................................................      30,832              30,832
    Additional paid-in capital......................................................       7,841               7,841
    Accumulated other comprehensive income..........................................     208,712              74,668
    Retained earnings...............................................................   2,972,498           2,869,259
    Treasury stock, at cost.........................................................      (99,097)            (99,097)
    Unamortized restricted stock....................................................       (8,764)             (9,774)

-----------------------------------------------------------------------------------------------------------------------------------
  Total stockholders' equity........................................................   3,112,022           2,873,729

-----------------------------------------------------------------------------------------------------------------------------------
  Total liabilities and stockholders'equity.........................................  $15,140,234        $12,237,189

-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (In thousands, except for per share data)

                                                                               2003              2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock
      Balance at beginning and end of year...............................    $ 30,832 $      30,832           $ 30,832

------------------------------------------------------------------------------------------------------------------------------------
Additional Paid-In Capital
  Balance at beginning of year...........................................       7,841        2,947    2,850
  Issuance of treasury shares as restricted stock........................         --         4,894            97

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................       7,841        7,841    2,947

-----------------------------------------------------------------------------------------------------------------------------------
Accumulated Other Comprehensive Income
  Balance at beginning of year...........................................      74,668        75,940   150,402
  Change in unrealized gains on marketable securities, net...............     133,500        (1,660  )        (70,150  )
  Foreign exchange adjustments...........................................         (248)           (493)               (4)
  Change in fair value of interest rate swap.............................        1,221           3,087            (4,308)
  Minimum pension liability adjustment...................................         (429)         (2,206)              --

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................     208,712        74,668   75,940

-----------------------------------------------------------------------------------------------------------------------------------
Retained Earnings
  Balance at beginning of year...........................................    2,869,259       2,931,218        2,944,453
  Net income.............................................................     182,165        16,855           64,931
  Cash dividends to common stockholders ($2.96, $2.96, $2.92 per share)..      (78,839)        (78,726)          (77,585)
  Cash dividends to minority stockholders of subsidiaries................          (87)            (88)             (226)
  Redemption premium on subsidiary preferred stock.......................         --        --        (355    )

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................    2,972,498       2,869,259        2,931,218

-----------------------------------------------------------------------------------------------------------------------------------
Treasury Stock
  Balance at beginning of year...........................................      (99,097)       (100,891)         (100,862)
  Net issuance (redemption) of restricted stock..........................         --         1,794    (29     )

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................      (99,097)        (99,097)         (100,891)

-----------------------------------------------------------------------------------------------------------------------------------
Restricted Stock
  Balance at beginning of year...........................................       (9,774)         (3,707)           (4,018)
  Net issuance of restricted stock.......................................         --         (6,688  )        (31      )
  Amortization of restrictions...........................................       1,010        621               342

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................       (8,764)         (9,774)           (3,707)

-----------------------------------------------------------------------------------------------------------------------------------
Stockholders' Equity
      Balance at end of year.............................................    $3,112,022      $2,873,729       $2,936,339

----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)
                                                                               2003              2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
Net income.............................................................    $182,165          $16,855          $ 64,931

-----------------------------------------------------------------------------------------------------------------------------------
  Other comprehensive income
    Change in unrealized gains on marketable securities, net.............    133,500           (1,660)          (70,150)
    Foreign exchange adjustments.........................................        (248)           (493)               (4)
    Change in fair value of interest rate swap...........................       1,221           3,087            (4,308)
    Minimum pension liability adjustment.................................        (429)         (2,206)             --

-----------------------------------------------------------------------------------------------------------------------------------
      Total..............................................................    134,044           (1,272)          (74,462)

-----------------------------------------------------------------------------------------------------------------------------------
  Comprehensive income (loss)............................................    $316,209               $15,583     $(9,531)

-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)

                                                                                2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  OPERATING ACTIVITIES
    Net income............................................................ $ 182,165 $       16,855              $ 64,931
    Adjustments to reconcile net income to net cash provided
         by operating activities:
      Increase in liabilities for policyholders' funds....................   158,190         221,748  607,666
      Decrease (increase) in reinsurance ceded receivable.................    88,577         (783    )          (123,846)
      Charges to policy account balances..................................   (137,821)         (58,769)         (146,207)
      Interest credited to policy account balances........................   250,886         166,515  130,551
      Deferral of policy acquisition costs................................   (459,964)        (260,013)         (251,765)
      Amortization of deferred policy acquisition costs...................   257,498         216,231  184,089
      Deferred federal income tax benefit.................................     (5,232)         (30,960)          (16,520)
      Depreciation........................................................    25,842         26,621   25,216
      Accrual and amortization of discounts and premiums..................     (6,177)         (15,233)          (22,762)
      Amortization of goodwill............................................         --               --            3,100
      Loss (gain) from sale or disposal of investments, net...............    (35,375)        131,095           (33,217)
      Equity in earnings of unconsolidated affiliates.....................     (4,327)         (10,125)           (7,922)
      Increase in premiums receivable.....................................     6,472         (47,407)           (9,800)
      Decrease (increase) in accrued investment income....................    (32,163)         (10,216)           (1,380)
      Capitalization of interest on policy and mortgage loans.............    (17,084)         (16,386)          (15,654)
      Other changes, net..................................................    105,047          (17,229)          (50,233)

-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities........................   376,534         311,944  336,247

-----------------------------------------------------------------------------------------------------------------------------------
  INVESTING ACTIVITIES
    Proceeds from sale or maturity of investments:
      Bonds...............................................................   824,372         885,419  396,344
      Stocks..............................................................   263,032         99,960   165,615
      Real estate.........................................................    22,655         20,079   9,163
      Other invested assets...............................................    64,157         34,332   16,160
    Principal payments received on:
      Mortgage loans......................................................   192,422         109,312  154,012
      Policy loans........................................................    38,965         38,216   9,092
    Purchases of investments:
      Bonds............................................................... (3,619,592)       (1,463,876)        (583,203)
      Stocks..............................................................   (228,178)        (137,685)         (322,276)
      Real estate.........................................................   (186,280)         (17,790)          (11,741)
      Mortgage loans......................................................   (168,941)        (112,954)          (49,828)
      Policy loans........................................................    (28,706)         (26,199)           7,815
      Other invested assets...............................................     (9,071)         (69,249)          (69,388)
    Increase in short-term investments, net...............................   324,768         (179,987)          (114,958)
    Increase in investment in unconsolidated affiliates, net..............     (9,937)            (367)          (21,703)
    Payment for acquisition of subsidiary, net of cash acquired...........         --               --          (245,418)
    Increase in property and equipment, net...............................    (14,391)         (20,907)          (17,953)

-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities............................ (2,534,725)        (841,696)         (678,267)

-----------------------------------------------------------------------------------------------------------------------------------
  FINANCING ACTIVITIES
    Policyholders' deposits to policy account balances.................... 2,638,617         914,343  587,685
    Policyholders' withdrawals from policy account balances...............   (315,515)        (292,979)         (341,039)
    Increase (decrease) in notes payable..................................   (182,896)            (315)         204,443
    Dividends to stockholders.............................................    (78,926)         (78,814)          (77,811)

-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities........................ 2,061,280         542,235  373,278

-----------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN CASH.........................................    (96,911)         12,483        31,258
    Cash:
      Beginning of the year...............................................   200,526         188,043  156,785

-----------------------------------------------------------------------------------------------------------------------------------
      End of the year..................................................... $ 103,615 $       200,526 $188,043

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.

1 o NATURE OF OPERATIONS
------------------------------------------------------------------------------
American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (98%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third-party marketing organizations and direct sales to the public.

2 o SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
------------------------------------------------------------------------------
Principles of consolidation and basis of presentation
The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles as defined in the United States of America (GAAP). GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 16.)

Certain reclassifications have been made to the 2001 and 2002 financial information to conform to the 2003 presentation.

Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Accounting changes
Goodwill and other intangible assets
FAS No. 142, "Goodwill and Other Intangible Assets'" is effective for years beginning after December 15, 2001. This statement addresses the initial recognition and measurement of intangible assets that were not acquired as part of a business combination. The statement also addresses the subsequent accounting and measurement of goodwill and intangible assets regardless of how they were acquired. The statement eliminates the expensing of goodwill on a routine periodic basis and establishes an annual valuation approach for intangible assets without a finite life. American National adopted FAS No. 142 on January 1, 2002. The only goodwill which American National has is the amount associated with the acquisition of Farm Family Holdings, Inc. (See Note 14.)

Guarantees to others
In November of 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an interpretation of FASB Statements No. 5, 57 and 107 and a recision of FASB Interpretation No. 34." This Interpretation elaborates on the disclosures to be made by a guarantor in its interim and annual financial statements about its obligations under guarantees issued. The Interpretation also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of the Interpretation are applicable to guarantees issued or modified after December 31, 2002, and have not had a material effect on American National's financial statements.

Accounting and reporting for nontraditional insurance products
In July of 2003, the Accounting Standards Executive Committee issued Statement of Position (SOP) No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." This SOP provides guidance for insurance companies in the accounting and reporting of interest-sensitive insurance products and separate accounts. The new guidance is effective for financial statements for fiscal years beginning after December 15, 2003. American National adopted SOP 03-1 on January 1, 2004. The adoption of this statement will not have a material effect on American National's financial statements.

Consolidation of variable interest entities
In December of 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities." This interpretation addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. American National determined that it has no significant variable interest entities to which this interpretation would apply.

Pension disclosures
FAS No. 132 (revised), "Employers' Disclosures about Pensions and Other Postretirement Benefits," was issued in December of 2003. This statement revises employers' disclosures about pension plans and other postretirement benefits, but does not change the measurement or recognition of those plans. The statement retains the existing disclosures, and requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans. The new disclosure requirements are effective for financial statements of periods ending after December 15, 2003, and are included in the notes to these consolidated financial statements.

Additional disclosures on securities
At its meeting on November 12-13, 2003, the Emerging Issues Task Force of the FASB adopted new disclosure requirements regarding debt and marketable equity securities with unrealized losses that have not been recognized as other-than-temporary impairments. The new disclosures require tabular information as to the length of time securities have had unrealized losses, and a narrative description of why the company has not recorded an other-than-temporary impairment. These new disclosures are included in Note 3 to these consolidated financial statements.

Investments
Marketable securities
Debt securities: Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity. Bonds held as available-for-sale are carried at market.

Preferred stocks: All preferred stocks are classified as available-for-sale and are carried at market.

Common stocks: All common stocks are classified as available-for-sale and are carried at market.

Unrealized gains: For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Impairments: All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans
Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.
Policy loans
Policy loans are carried at cost.
Investment real estate
Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods. American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.
Short-term investments
Short-term investments (primarily commercial paper) are carried at amortized cost.
Other invested assets
Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate. Investment valuation allowances Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities
American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2003, was immaterial, and there were no derivative balances at December 31, 2002 or 2001.

Cash and cash equivalents
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

Investments in unconsolidated affiliates
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

Property and equipment
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Foreign currencies
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

Insurance specific assets and liabilities
Deferred policy acquisition costs
Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits
For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Recognition of premium revenue and policy benefits
Traditional ordinary life and health
Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities
Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life
Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty
Property/casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2003. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

Participating insurance policies
A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 8% of the life insurance in force at December 31, 2003, and 10% of life premiums in 2003. Of the total participating business, 67.6% was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above), as well as a pro rata portion of unrealized investment gains (losses), net of tax.

Federal income taxes
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2003. Certain subsidiaries which are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Stock-based compensation
American National uses the fair value method to account for stock-based compensation.

Separate account assets and liabilities
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.


3 o  INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are as shown in Table 1 (in thousands).

Table 1

                                                                              Gross              Gross         Estimated
                                                          Amortized        Unrealized         Unrealized        Market
  December 31, 2003                                         Cost              Gains             Losses           Value
----------------------------------------------------------------------------------------------------------------------------------
  Debt securities Bonds held-to-maturity:
      U. S. Government and agencies.................     $195,446           $ 2,947          $ (3,269)       $ 195,124
      States and political subdivisions.............      262,065            11,191              (935)         272,321
      Foreign governments...........................       10,763               830                --           11,593
      Public utilities..............................      802,109            51,258            (2,370)         850,997
      All other corporate bonds.....................    5,508,963           272,576           (47,181)       5,734,358
      Mortgage-backed securities....................      608,714            12,557            (2,967)         618,304

-----------------------------------------------------------------------------------------------------------------------------------
         Total bonds held-to-maturity...............    7,388,060           351,359           (56,722)       7,682,697

-----------------------------------------------------------------------------------------------------------------------------------
    Bonds available-for-sale:
      U. S. Government and agencies.................       20,163               622                (2)          20,783
      States and political subdivisions.............       86,883             5,033               --         91,916
      Foreign governments...........................       14,962               502               --         15,464
      Public utilities..............................      411,224            29,507              (299)         440,432
      All other corporate bonds.....................      719,157            53,162            (2,169)         770,150
      Mortgage-backed securities....................       70,348             1,815            (4,036)          68,127

-----------------------------------------------------------------------------------------------------------------------------------
         Total bonds available-for-sale.............    1,322,737            90,641            (6,506)       1,406,872

-----------------------------------------------------------------------------------------------------------------------------------
          Total debt securities.....................    8,710,797           442,000           (63,228)       9,089,569

-----------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities
      Preferred stock...............................       49,145             1,540            (1,073)          49,612
      Common stock..................................      752,209           282,081           (13,297)       1,020,993

-----------------------------------------------------------------------------------------------------------------------------------
  Total marketable equity securities................      801,354           283,621           (14,370)       1,070,605

-----------------------------------------------------------------------------------------------------------------------------------
  Total investments in securities...................     $9,512,151         $725,621         $(77,598)       $10,160,174

-----------------------------------------------------------------------------------------------------------------------------------


  December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
  Debt securities Bonds held-to-maturity:
      U. S. Government and agencies.................     $ 68,303           $ 2,955          $     --        $  71,258
      States and political subdivisions.............      208,743            10,427               (21)         219,149
      Foreign governments...........................       25,642             1,014               --         26,656
      Public utilities..............................      825,823            55,318              (153)         880,988
      All other corporate bonds.....................    2,978,573           243,184            (6,572)       3,215,185
      Mortgage-backed securities....................      389,941            18,812              (202)          408,551

-----------------------------------------------------------------------------------------------------------------------------------
         Total bonds held-to-maturity...............    4,497,025           331,710            (6,948)       4,821,787

-----------------------------------------------------------------------------------------------------------------------------------
    Bonds available-for-sale:
      U. S. Government and agencies.................       20,895             1,511               --         22,406
      States and political subdivisions.............       95,030             4,862               --         99,892
      Foreign governments...........................       14,855             1,357               --         16,212
      Public utilities..............................      457,072            18,983           (15,490)         460,565
      All other corporate bonds.....................      780,817            49,641            (7,977)         822,481
      Mortgage-backed securities....................      109,623               958               --         110,581

-----------------------------------------------------------------------------------------------------------------------------------
         Total bonds available-for-sale.............    1,478,292            77,312           (23,467)       1,532,137

-----------------------------------------------------------------------------------------------------------------------------------
          Total debt securities.....................    5,975,317           409,022           (30,415)       6,353,924

-----------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities
      Preferred stock...............................       47,401               916              (932)          47,385
      Common stock..................................      681,883           145,128           (68,713)         758,298

-----------------------------------------------------------------------------------------------------------------------------------
  Total marketable equity securities................      729,284           146,044           (69,645)         805,683

-----------------------------------------------------------------------------------------------------------------------------------
  Total investments in securities...................     $6,704,601         $555,066         $(100,060)      $7,159,607

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

Debt Securities
The amortized cost and estimated market value, by contractual maturity, of debt securities at December 31, 2003, are shown in Table 2 (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

TABLE 2

                                    Bonds Held-to-Maturity     Bonds Available-for-Sale
                                                  Estimated                   Estimated
                                     Amortized     Market        Amortized     Market
                                       Cost         Value          Cost         Value
-----------------------------------------------------------------------------------------------------------------------------------
  Due in one year or less.........  $ 190,295     $192,899      $ 158,835    $ 162,605
  Due after one year through five years           1,646,421     1,784,589      748,327           800,539
  Due after five years through ten years         3,115,713     3,251,679     166,665    186,021
  Due after ten years.............  1,816,080    1,824,328        178,562       189,581

-----------------------------------------------------------------------------------------------------------------------------------
                                    6,768,509    7,053,495      1,252,389    1,338,746
  Without single maturity date....    619,551      629,202         70,348       68,126

-----------------------------------------------------------------------------------------------------------------------------------
                                    $7,388,060    $7,682,697    $1,322,737   $1,406,872

-----------------------------------------------------------------------------------------------------------------------------------



Available-for-sale securities are sold throughout the year for various reasons.
Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown in Table 3 (in thousands).

TABLE 3

                                                     2003           2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
  Proceeds from sales of available-for-sale securities     $227,140      $218,364    $243,096
  Gross gains realized...........................   60,499        29,549       49,033
  Gross losses realized..........................    1,167        31,119       11,708
  Proceeds from bonds called or otherwise
    redeemed by the issuer.......................  $632,642             $519,635      $ 184,404
  Gross gains realized...........................    4,622         2,154          676
  Gross losses realized..........................      678           355          205

-----------------------------------------------------------------------------------------------------------------------------------


In 2003, securities with an amortized cost of $25,313,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized gain of $1,520,000 was established at the time of the transfer. Additionally in 2003, held-to-maturity securities with an amortized cost of $81,861,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $88,097,000, with net realized gains of $6,236,000.

In 2002, securities with an amortized cost of $173,145,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $21,281,000 was established at the time of the transfer. Additionally in 2002, held-to-maturity securities with an amortized cost of $170,311,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $178,769,000, with net realized gains of $8,458,000.

In 2001, securities with an amortized cost of $98,014,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $10,191,000 was established at the time of the transfer.

All gains and losses were determined using specific identification of the securities sold.

Unrealized gains on securities
Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholders' equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $116,971,000, $42,743,000 and $44,062,000 for 2003, 2002, and 2001, respectively.

The change in the net unrealized gains on investments for the years ended
December 31 are summarized as shown in Table 4 (in thousands).

TABLE 4
                                                     2003           2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
  Bonds available-for-sale.......................$  30,290       $39,197      $73,091
  Preferred stocks...............................      483         (1,052)        893
  Common stocks..................................  192,369        (43,371)    (175,345)
  Index options..................................       (37)          --          139
  Amortization of deferred policy acquisition costs         (11,008     ) 1,503         (5,789   )

----------------------------------------------------------------------------------------------------------------------------------
                                                   212,097         (3,723)    (107,011)
     Provision for federal income taxes..........   (74,228)       1,319       36,998

-----------------------------------------------------------------------------------------------------------------------------------
                                                   137,869         (2,404)     (70,013)
  Change in unrealized gains of investments
    attributable to participating policyholders' interest   (4,369)       744           (137     )

--------------------------------------------------------------------------------------------------------------------------------
    Total........................................$ 133,500       $ (1,660)    $(70,150)

----------------------------------------------------------------------------------------------------------------------------------


Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, for the year ended December 31, 2003, are summarized as shown in Table 5 (in thousands).

TABLE 5
                                               Less than 12 months         12 months or more                Total
-----------------------------------------------------------------------------------------------------------------------------------
                                             Unrealized      Fair       Unrealized      Fair      Unrealized       Fair
                                               Losses        Value        Losses        Value       Losses         Value
--------------------------------------------------------------------------------------------------------------------------------
  Bonds held-to-maturity:
    U. S. Government and agencies........      $3,269 $   109,979  $     --     $          --     $3,269        $109,979
    States, and political subdivisions...         845     30,724          90               2,308         935    33,032
    Public utilities.....................       2,300     51,406          70                940         2,370  5 2,346
    All other corporate bonds............      46,086     1,244,799       1,095            21,840  47,181       1,266,639
    Mortgage-backed securities...........       2,718     179,083          249              7,821         2,967  186,904

----------------------------------------------------------------------------------------------------------------------------------
      Total held-to-maturity.............      55,218     1,615,991       1,504 32,909  56,722       1,648,900

--------------------------------------------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. Government and agencies........           2     273            --            --      2        273
    Public utilities.....................         122     6,974    177    4,334         299    11,308
    All other corporate bonds............         305     14,789   1,864  24,726         2,169       39,515
    Mortgage-backed securities...........         238     5,678    3,798  16,928         4,036       22,606

-----------------------------------------------------------------------------------------------------------------------------------
      Total available-for-sale...........         667     27,714   5,839  45,988         6,506       73,702

-----------------------------------------------------------------------------------------------------------------------------------
         Total debt securities...........      55,885     1,643,705       7,343 78,897  63,228       1,722,602

----------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities:
    Preferred stock......................       1,073     18,621         --    --        1,073       18,621
    Common stock.........................      13,297     101,913        --    --       13,297       101,913

-----------------------------------------------------------------------------------------------------------------------------------
      Total marketable equity securities.      14,370     120,534        --            --      14,370       120,534

-----------------------------------------------------------------------------------------------------------------------------------
         Total investments in securities.      $70,255    $1,764,239      $7,343        $78,897      $77,598   $1,843,136

-----------------------------------------------------------------------------------------------------------------------------------

Bonds
American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds has deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. On all other bonds where management does not believe there is a credit problem, American National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities
American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where market value is less than 80% of book value for nine consecutive months or more. All securities which have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these securities until a market price recovery.

Mortgage loans
In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2003, mortgage loans have fixed rates from 4.50% to 11.75% and variable rates from 2.06% to 9.14%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $955,360,000 and $1,011,124,000 at December 31, 2003 and 2002, respectively. Problem loans, on which valuation allowances were established, totaled $20,827,000 and $20,330,000 at December 31, 2003 and 2002,
respectively. The valuation allowances on those loans totaled $2,106,000 and $3,766,000 at December 31, 2003 and 2002, respectively.

Policy loans
All of American National's policy loans carried interest rates ranging from 2.75% to 8.00% at December 31, 2003.

Investment income and realized gains (losses)
Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as shown in Table 6 (in thousands).

TABLE 6

                                                       Investment Income                  Gains (Losses) on Investments
-----------------------------------------------------------------------------------------------------------------------------------
                                                 2003         2002         2001           2003         2002          2001
--------------------------------------------------------------------------------------------------------------------------------
  Bonds..................................      $455,590     $394,461     $360,907       $21,345     $ (8,462)   $  (25,788)
  Preferred stocks.......................       2,971       3,022  2,067        531        153      (298   )
  Common stocks..........................      22,270       20,038 19,363       15,562  (123,352    )       37,209
  Mortgage loans.........................      86,297       85,709 86,768       (2,720  )      (3,811      )       (233)
  Real estate............................      96,533       75,803 77,247       1,657      (175)      1,196
  Other invested assets..................       53,948       47,825       48,709        (10,206)         (64)        398
  Investment in unconsolidated affiliates           --           --           --             --          --         1,288

-----------------------------------------------------------------------------------------------------------------------------------
                                               717,609      626,858      595,061        26,169      (135,711)      13,772

-----------------------------------------------------------------------------------------------------------------------------------
  Investment expenses....................      (86,224)     (62,358)     (64,153)            --           --           --
  Decrease (increase) in valuation allowances        --           --           --              6,697        3,968  (7,227)

----------------------------------------------------------------------------------------------------------------------------------
                                               $631,385     $564,500     $530,908       $32,866     $(131,743)  $  6,545

--------------------------------------------------------------------------------------------------------------------------------



Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $32,074,000 in 2003, $139,672,000 in 2002, and $26,672,000 in
2001.

4 o CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS
------------------------------------------------------------------------------
American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

Bonds
Management believes American National's bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December
31 is summarized as shown in Table 7.

TABLE 7
                          2003   2002
------------------------------------------------------------------------------
  AAA....................  14%    13%
  AA.....................   5%     6%
  A......................  44%    42%
  BBB....................  31%    29%
  BB.....................   3%     4%
  Below BB...............   3%     6%

-------------------------------------------------------------------------------
                          100%   100%

-------------------------------------------------------------------------------

Common stock
American National's stock portfolio by market sector distribution at December 31 is summarized as shown in Table 8.

TABLE 8

                          2003   2002
-------------------------------------------------------------------------------
  Materials..............   4%     3%
  Industrials............  10%     9%
  Consumer Goods.........  19%    20%
  Energy & Utilities.....  10%    11%
  Financials.............  25%    25%
  Information Technology.  12%    10%
  Health Care............  10%    11%
  Communications.........   4%     4%
  Mutual Funds...........   6%     7%

-------------------------------------------------------------------------------
                          100%   100%

-------------------------------------------------------------------------------



Mortgage loans and investment real estate
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as shown in Table 9.

TABLE 9

                                Mortgage       Investment
                                  Loans        Real Estate

-------------------------------------------------------------------------------
                               2003  2002      2003  2002
------------------------------------------------------------------------------
  Office buildings..........    21%   16%       15%    12%
  Shopping centers..........    44%   43%       24%    34%
  Commercial................     5%    4%        1%     --
  Apartments................     --    --        1%     2%
  Hotels/Motels.............    14%   11%        4%     7%
  Industrial................    10%   19%       47%    28%
  Other.....................     6%    7%        8%    17%

-------------------------------------------------------------------------------
                               100%  100%      100%   100%

-------------------------------------------------------------------------------



American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are summarized as shown in Table 10.

TABLE 10

                                Mortgage       Investment
                                  Loans        Real Estate

-------------------------------------------------------------------------------
                               2003  2002      2003  2002
-------------------------------------------------------------------------------
  New England...............     5%    6%        1%     --
  Middle Atlantic...........    15%   15%       --      --
  East North Central........     9%    7%        8%    11%
  West North Central........     2%    2%        5%     8%
  South Atlantic............    18%   22%        8%     8%
  East South Central........     4%    2%       29%     8%
  West South Central........    29%   30%       45%    58%
  Mountain..................     5%    5%        2%     4%
  Pacific...................    13%   11%        2%     3%

------------------------------------------------------------------------------
                               100%  100%      100%   100%

------------------------------------------------------------------------------



5 o FAIR VALUE OF FINANCIAL INSTRUMENTS
-------------------------------------------------------------------------------
Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated market values.

Debt securities
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

Marketable equity securities
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

Mortgage loans
The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

Policy loans
The carrying amount for policy loans approximates their fair value.

Short-term investments
The carrying amount for short-term investments approximates their fair value.

Investment contracts
The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

Notes payable
The carrying amount for notes payable approximates their fair value.

Interest rate swap
The interest rate swap was carried at market value.

Investment commitments
American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 2003 or 2002.

Values
The carrying amounts and estimated fair values of financial instruments at December 31 are as shown in Table 11 (in thousands).

TABLE 11

                                                                          2003                            2002
-----------------------------------------------------------------------------------------------------------------------
                                                                               Estimated                       Estimated

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Carrying        Fair            Carrying        Fair
                                                                  Amount         Value            Amount         Value
-----------------------------------------------------------------------------------------------------------------------------------
  Financial assets
    Bonds:
      Held-to-maturity......................................  $7,388,060       $7,682,697      $4,497,025      $4,821,787
      Available-for-sale....................................   1,406,872        1,406,872       1,532,137       1,532,137
    Preferred stock.........................................      49,612          49,612           47,385         47,385
    Common stock............................................   1,020,993        1,020,993         758,298        758,298
    Mortgage loans on real estate...........................     955,360        1,005,884       1,011,124       1,080,801
    Policy loans............................................     332,743         332,743          328,099        328,099
    Short-term investments..................................     110,695         110,695          435,463        435,463
  Financial liabilities
    Investment contracts....................................   4,535,663        4,535,663       2,254,076       2,254,076
    Notes payable...........................................     119,044         119,044          301,940        301,940
    Interest rate swap......................................          --              --            1,880          1,880


6 o DEFERRED POLICY ACQUISITION COSTS
-----------------------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs and premiums for the years ended December 31,
2003, 2002, and 2001 are summarized as shown in Table 12 (in thousands).
TABLE 12
                                                                Life          Accident         Property
                                                             and Annuity     and Health      and Casualty         Total
-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2000............................     $623,180 $       106,398 $      18,306 $ 747,884
-----------------------------------------------------------------------------------------------------------------------------------
    Additions.............................................      101,364         25,229  72,750          199,343
    Amortization..........................................       (89,751)        (25,480)        (68,858)       (184,089)
    Effect of change in unrealized gains
      on available-for-sale securities....................        (5,524)            --       --               (5,524  )

----------------------------------------------------------------------------------------------------------------------------------
    Net change............................................         6,089            (251)          3,892           9,730
    Acquisitions..........................................       52,417                5       19,180   71,602

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2001............................      681,686         106,152        41,378   829,216

-----------------------------------------------------------------------------------------------------------------------------------
    Additions.............................................      134,057         17,234  108,547         259,838
    Amortization..........................................       (99,077)        (21,947)        (95,208)       (216,232)
    Effect of change in unrealized gains
      on available-for-sale securities....................         1,498              --             --        1,498

-----------------------------------------------------------------------------------------------------------------------------------
    Net change............................................       36,478         (4,713)        13,339   45,104
    Acquisitions..........................................          113         62     --               175

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2002............................       718,277         101,501         54,717        874,495

-----------------------------------------------------------------------------------------------------------------------------------
    Additions.............................................      282,945         10,823  161,289         455,057
    Amortization..........................................      (113,526)        (17,522)       (126,450)       (257,498)
    Effect of change in unrealized gains
      on available-for-sale securities....................       (11,003)             --             --        (11,003)

-----------------------------------------------------------------------------------------------------------------------------------
    Net change............................................      158,416         (6,699)        34,839   186,556
    Acquisitions..........................................        2,215         2,809  --               5,024
    Foreign exchange effect ..............................          (117)             --              --            (117)

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2003............................     $878,791 $       97,611 $89,556         $1,065,958

-----------------------------------------------------------------------------------------------------------------------------------

  2003 Premiums...........................................     $ 417,057        $405,039       $1,030,899      $1,852,995

-----------------------------------------------------------------------------------------------------------------------------------

  2002 Premiums...........................................     $370,696 $       408,430 $      861,696$1,640,822
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

  2001 Premiums...........................................     $359,376 $       415,124 $      666,823  $      1,441,323

-----------------------------------------------------------------------------------------------------------------------------------

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements and, for the year 2001, the purchase of the Farm Family insurance companies. (See Note 14).

Acquisition costs for American National's Mexican subsidiary are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders' equity section of the balance sheet.


7 o FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES Life insurance
-----------------------------------------------------------------------------------------------------------------------------------
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are summarized as shown in Table 13.

Table 13

                                                                                                                Percentage of
      Policy                                                                                               Future Policy Benefits
-----------------------------------------------------------------------------------------------------------------------------------
    Issue Year                                           Interest Rate                                            So Valued
 Ordinary
   1996-2003.......................7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter6%
   1981-1995.......................8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter.17%
   1976-1980.......................7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter.10%
   1972-1975.......................6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter..4%
   1969-1971.......................6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter3%
   1962-1968.......................4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter6%
   1948-1961.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter6%
   1947 and prior..................Statutory rates of 3% or 3.5%.......................................................1%
   Participating business acquired.Level rates of 3% to 5.5%...........................................................8%
 Industrial
   1948-1967.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter3%
   1947 and prior..................Statutory rates of 3% ..............................................................2%
 Universal Life
                                   Future policy benefits for universal life are equal to the current account value...34%

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     100%

-----------------------------------------------------------------------------------------------------------------------------------


Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

Annuities
Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

Health Insurance
Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

During 2001, the Company's evaluation of recoverability and reserve adequacy resulted in the establishment of premium deficiency reserves of $23,436,000. Such reserve charges include $11,087,000 related to the accident and health product line, previously distributed through the Company's Multiple Line Marketing segment, and $12,349,000 for the long-term care business produced by the Senior Age Marketing segment. No such charges were recorded in 2002 or 2003.

8 o LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
------------------------------------------------------------------------------
Activity in the liability for accident and health, and property/casualty unpaid claims and claim adjustment expenses is summarized as shown in Table 14 (in thousands).

Table 14

                                               2003          2002         2001
-------------------------------------------------------------------------------
  Balance at January 1...................   $1,220,678   $1,160,510   $ 517,478
  Balance of acquisition................           --           --      221,233
    Less reinsurance recoverables...........     567,114      582,467 218,412

-------------------------------------------------------------------------------
  Net beginning balance.....................     653,564      578,043 520,299

-------------------------------------------------------------------------------
  Incurred related to:
    Current year.........................     1,072,097    998,604      912,133
    Prior years.........................      (25,517)     12,927      (14,147)

------------------------------------------------------------------------------
  Total incurred.........................     1,046,580    1,011,531    897,986

------------------------------------------------------------------------------
  Paid related to:
    Current year............................     651,639      603,229 572,903
    Prior years.............................     303,738      332,781 267,339

------------------------------------------------------------------------------
  Total paid................................     955,377      936,010 840,242

-----------------------------------------------------------------------------
  Net balance at December 31................     744,767      653,564 578,043
    Plus reinsurance recoverables...........     500,583      567,114 582,467

-------------------------------------------------------------------------------
  Balance at December 31...............   $1,245,350   $1,220,678   $1,160,510

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

9 o  REINSURANCE
-----------------------------------------------------------------------------
As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,336,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2003, amounts recoverable from reinsurers with a carrying value of $96,223,302 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $76,174,003. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National has amounts receivable from reinsurers totaling $557,666,000 at December 31, 2003. Of this total, $39,659,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American National's financial position.

As a result of the September 11, 2001, terrorist attack on the United States, American National accrued losses (primarily on reinsurance assumed) as of December 31, 2001, totaling $239,406,000, with reinsurance in place providing coverage of $218,606,000 on those claims. During 2002 and 2003, claims were paid and reinsurance recovered, reducing the amount accrued to $184,135,000, with $166,244,000 of reinsurance in place as of December 31, 2003. The net effect of the activity in 2002 and 2003 was to reduce American National's exposure to potential loss by approximately $2,900,000. American National has evaluated the reinsurers providing the coverage for these claims, and management believes that all of the ceded amounts are recoverable. American National believes that the failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on its financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as shown in Table 15 (in thousands).

Table 15

                                                                          2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Direct premiums...............................................     $1,900,513     $  1,765,272        $1,536,932
  Reinsurance premiums assumed from other companies.............       395,549          513,109 433,843
  Reinsurance premiums ceded to other companies.................       (443,067)        (637,559)         (529,452)

-----------------------------------------------------------------------------------------------------------------------------------
  Net premiums..................................................     $1,852,995     $ 1,640,822 $       1,441,323

-----------------------------------------------------------------------------------------------------------------------------------
  Reinsurance recoveries........................................     $ 236,469 $    399,556    $629,905

-----------------------------------------------------------------------------------------------------------------------------------

Life insurance in force and related reinsurance amounts at December 31 are summarized as shown in Table 16 (in thousands).

Table 16

                                                                          2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Direct life insurance in force............................      $ 58,301,547 $     55,642,502         $53,502,696
  Reinsurance risks assumed from other companies............           434,863        861,159           910,942

-----------------------------------------------------------------------------------------------------------------------------------
  Total life insurance in force.............................         58,736,410       56,503,661        54,413,638
  Reinsurance risks ceded to other companies................         (18,767,137)     (16,278,521)      (14,819,652
  )

-----------------------------------------------------------------------------------------------------------------------------------
  Net life insurance in force...............................      $ 39,969,273 $    40,225,140 $ 39,593,986

-----------------------------------------------------------------------------------------------------------------------------------


10o  NOTES PAYABLE
-------------------------------------------------------------------------------
In April of 2001, a subsidiary of American National entered into a loan agreement with a bank to borrow $200,000,000. The proceeds of this loan were used in the acquisition of Farm Family Holdings, Inc.(FFH). (See Note 14.) The loan called for quarterly interest payments, but no principal payments were required until maturity in June of 2003. The loan was secured by the stock of FFH, and also partially secured by a pledge of fixed maturity investments from American National with a market value of $250,000,000. The loan carried a variable interest rate equal to the six-month LIBOR rate plus 0.75%. However, at the time the loan was executed, an interest rate swap agreement was entered into that gave the loan a fixed effective interest rate of 5.58%. This loan was subsequently purchased by American National on January 8, 2003, using cash on hand, effectively retiring the loan and canceling the debt.

The interest rate swap agreement represented a hedge against fluctuations in the interest rate on the loan. The swap agreement represented an obligation with a value of $1,880,000 at December 31, 2002, and expired in March of 2003. The change in the value of the swap agreement is reflected in stockholders' equity as a component of accumulated other comprehensive income.

At December 31, 2003, American National's subsidiaries had notes payable to third-party lenders totaling $119,044,000. Of this balance, $3,500,000 represents the balance of one note owed by a subsidiary. This note has an interest rate of 7%, and does not require payment of principle or interest until maturity in 2006. The majority of the notes payable balance totaling $115,544,000 represents the balance of eight notes owed by various joint ventures, in which American National's real estate holding companies are partners, and which are consolidated in these financial statements. These joint venture notes have interest rates ranging from 4.25% to 8.07% and maturities from 2004 to 2027. All of these notes are secured by the joint ventures, and American National's liability for these notes is limited to the amount of its investment in the joint ventures, which totaled $68,992,000 at December 31, 2003.

11o  FEDERAL INCOME TAXES
------------------------------------------------------------------------------
The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate is shown in Table 17 (in thousands, except percentages).

TABLE 17

                                                       2003                       2002                        2001
-----------------------------------------------------------------------------------------------------------------------------------
                                               Amount        Rate         Amount        Rate         Amount         Rate
-----------------------------------------------------------------------------------------------------------------------------------
  Income tax on pre-tax income.............    $95,104    35.00  %         $9,392    35.00  %         $36,792    35.00  %
  Tax-exempt investment income.............     (3,883)    (1.43)          (3,416)   (12.73)           (2,808)    (2.67)
  Dividend exclusion.......................     (5,701)    (2.10)          (4,629)   (17.25)           (3,243)    (3.09)
  Adjustment to deferred taxes.............        --        --            4,599     17.14                           ----
  Miscellaneous tax credits, net...........     (1,837)    (0.68)          (1,843)    (6.87)           (2,177)    (2.07)
  Losses on foreign operations.............     2,649      0.97            3,201     11.93             6,599      6.28
  Other items, net.........................     3,228      1.19            2,676      9.97             5,025       4.78

-----------------------------------------------------------------------------------------------------------------------------------
                                               $89,560    32.95  %         $9,980    37.19  %         $40,188    38.23  %

-----------------------------------------------------------------------------------------------------------------------------------


The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2003, and December 31, 2002, are as shown in Table 18 (in thousands).

TABLE 18
                                                                                               2003              2002
-----------------------------------------------------------------------------------------------------------------------------------
  Deferred tax assets:
    Marketable securities, principally due to impairment losses...........................    $11,111 $         48,885
    Investment in real estate and other invested assets, principally due to
      investment valuation allowances.....................................................     10,359           12,983
    Policyholder funds, principally due to policy reserve discount........................    182,182           139,570
    Policyholder funds, principally due to unearned premium reserve.......................     34,180           28,514
    Notes payable.........................................................................     22,969           20,928
    Non-qualified pension.................................................................     16,824           14,449
    Other assets..........................................................................     17,819          --

-----------------------------------------------------------------------------------------------------------------------------------
      Total gross deferred tax assets.....................................................    295,444           265,329
         Less valuation allowance.........................................................         --           (3,000)

-----------------------------------------------------------------------------------------------------------------------------------
  Net deferred tax assets.................................................................    $295,444          $262,329

  Deferred tax liabilities:
    Marketable securities, principally due to net unrealized gains........................    $(113,733)        $(62,365)
    Investment in bonds, principally due to accrual of discount on bonds..................     (11,392)          (14,631)
    Deferred policy acquisition costs, due to difference between GAAP and tax.............    (270,204)         (209,430)
    Property, plant and equipment, principally due to difference between
      GAAP and tax depreciation methods...................................................      (7,984)           (6,456)
    Non-taxable pension...................................................................     (12,542)          (13,956)
    Other liabilities.....................................................................         --           (3,204)

-----------------------------------------------------------------------------------------------------------------------------------
  Net deferred tax liabilities............................................................    (415,855)         (310,042)

-----------------------------------------------------------------------------------------------------------------------------------
      Total deferred tax..................................................................    $(120,411)        $(47,713)

-----------------------------------------------------------------------------------------------------------------------------------

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it was distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 2002, and December 31, 2003, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $20,593,000, $52,380,000 and $80,985,000 were paid to the Internal Revenue Service in 2003, 2002 and 2001, respectively. The statute of limitations for the examination of federal income tax returns through 1998 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1998. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

12o  Components of comprehensive income
-------------------------------------------------------------------------------
The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and subsidiary minimum pension liability adjustment. The details on the unrealized gains included in comprehensive income, and the related tax effects thereon are as shown in Table 19 (in thousands).

TABLE 19

                                                                                Before          Federal          Net of
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Federal       Income Tax         Federal
                                                                              Income Tax        Expense        Income Tax
-----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2003
  Unrealized gains......................................................     $ 174,183  $      60,964         $ 113,219
  Less reclassification adjustment for net gains realized in net income          31,202         10,921           20,281

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized gain component of comprehensive income..................    $  205,385 $      71,885         $     133,500

-----------------------------------------------------------------------------------------------------------------------------------

  December 31, 2002
  Unrealized gains.......................................................    $  137,895 $      48,263         $ 89,632
  Less reclassification adjustment for net losses realized in net income.        (140,449)       (49,157 )      (91,292     )

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.................     $    (2,554)      $    (894)     $   (1,660)

-----------------------------------------------------------------------------------------------------------------------------------

  December 31, 2001
  Unrealized losses.....................................................     $  (119,046)      $ (41,666)     $  (77,380)
  Less reclassification adjustment for net gains realized in net income          11,123         3,893   7,230

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.................     $  (107,923)      $ (37,773)     $  (70,150)

-----------------------------------------------------------------------------------------------------------------------------------

13o  StoCKHOLDERS' EQUITY and minority interests
-------------------------------------------------------------------------------
Common Stock
American National has only one class of common stock, with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, were as shown in Table 20.

TABLE 20

  Common stock:                   2003         2002         2001
-------------------------------------------------------------------------------
    Shares issued.............30,832,449   30,832,449   30,832,449
    Treasury shares........... 4,197,617    4,197,617    4,273,617
    Restricted shares.........  155,000       155,000       79,000

------------------------------------------------------------------------------
    Outstanding shares........26,479,832   26,479,832   26,479,832

-------------------------------------------------------------------------------



Stock-Based Compensation
American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Two awards of restricted stock have been granted, with a total of 136,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $1,011,000 in 2003, $621,000 in 2002, and $342,000 in 2001.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR's give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years, and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $1,221,000 and $1,098,000 at December 31, 2003 and 2002, respectively. Compensation expense was recorded totaling $346,000, $717,000, and $889,000 for the years ended December 31, 2003, 2002, and 2001, respectively.

SAR and Restricted Stock (RS) information for 2003, 2002 and 2001 is shown in Table 21.

TABLE 21

                                       SAR Weighted-                RS Weighted-
----------------------------------------------------------------------------------------------------------------------------------
                                        SAR     Average Price        RS       Average Price
  Shares                              Shares       per Share       Shares       per Share
-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2000.. 82,192 $        57.18         79,000         $13.71

-----------------------------------------------------------------------------------------------------------------------------------
  Granted...........................  3,000 80.25     2,000         72.28
  Exercised......................... (10,250)        57.00 (666         )57.00
  Canceled..........................  (1,392)        57.00 (1,334       )57.00
-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2001.. 73,550 $        58.14        79,000 $        14.09

-----------------------------------------------------------------------------------------------------------------------------------
  Granted........................... 83,000 88.00    76,000            --
  Exercised......................... (18,000)        57.11--            --
  Canceled..........................      --            ----            --

-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2002..138,550 $        76.16155,000       $7.18

-----------------------------------------------------------------------------------------------------------------------------------
  Granted........................... 15,000 88.35         --            --
  Exercised.........................  (7,425)        57.00--            --
  Canceled..........................      --             --            --             --

-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2003.. 146,125         $78.39155,000     $ 7.18

-----------------------------------------------------------------------------------------------------------------------------------


The weighted-average contractual remaining life for the 146,125 SAR shares outstanding as of December 31, 2003, is 7.6 years. The weighted-average exercise price for these shares is $78.39 per share. Of the shares outstanding, 46,125 are exercisable at a weighted-average exercise price of $68.91 per share.
The weighted-average contractual remaining life for the 155,000 Restricted Stock shares outstanding as of December 31, 2003, is 7.2 years. The weighted-average exercise price for these shares is $7.18 per share. None of the shares outstanding was exercisable.

Earnings Per Share
Earnings per share for 2003 was calculated using a weighted-average number of shares outstanding of 26,479,832. For 2003 and 2002, the weighted-average number of shares outstanding was 26,479,832. In 2003, 2002 and 2001, the Restricted Stock resulted in an incremental number of shares to be added to the number of shares outstanding of 51,000 shares or less. As a result, earnings per share were diluted by one cent per share for 2003, to a total of $6.87 per share, while there was no effect per share for 2002 and 2001.

Dividends
American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2003, approximately $1,047,628,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

Minority Interests
Two of American National's subsidiaries have preferred stock outstanding to unrelated third parties. These preferred stock issues had a total value of $1,250,000 and $1,248,000 at December 31, 2003 and 2002, respectively. These preferred stock issues carry various terms, including cumulative dividends and voting rights as they apply to the subsidiary.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of American National and its subsidiaries. The preferred shares cannot be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $1,561,000 and $984,000 at December 31, 2003 and 2002, respectively.

In 2002, the management agreement between American National and American National County Mutual Insurance Company (County Mutual) was changed, effectively giving complete control of County Mutual to American National. As a result of this change, County Mutual is now included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2003 and 2002.

American National's subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $2,013,000 and $8,410,000 at December 31, 2003 and 2002, respectively.

14 o  ACQUISITION
-------------------------------------------------------------------------------
On April 10, 2001 American National completed the acquisition of Farm Family Holdings, Inc. (FFH), which is the parent company for Farm Family Casualty Company, Farm Family Life Insurance Company and United Farm Family Insurance Company. These insurance companies market and sell personal lines property/casualty and life insurance to the agribusiness market in the northeastern United States.

The purchase price for FFH was $280 million, and was paid in cash, funded in part through a bank loan of $200 million, with the remainder provided by internally generated funds. The acquisition was accounted for by the purchase method of accounting. Accordingly, the results of FFH and its subsidiaries are included in the consolidated statements of income for the nine months since the purchase date in 2001, and for the full years of 2002 and 2003.

The assets and liabilities for FFH were adjusted to reflect fair market value at the purchase date. Goodwill was recognized for the amount of the excess of the purchase price over the fair market value at the date of purchase. The goodwill was amortized during 2001 on a straight line basis using an average life of 11.5 years, producing a total expense of $3,100,000. With the adoption of FAS 142, the goodwill is no longer being amortized, but it is subject to annual recoverability analyses. The recoverability analysis for 2002 and 2003 did not result in any adjustment to the amount of the goodwill.

Table 22 presents unaudited pro forma results of operations for the year ended December 31, 2001, as if FFH and subsidiaries had been combined with American National as of the beginning of the year. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do not include any anticipated cost savings or other effects of the acquisition, and are not necessarily indicative of the results which may occur in the future.

TABLE 22
                                                      Unaudited Pro Forma
-------------------------------------------------------------------------------
                                                          Year Ended
  (In thousands, except per share amounts)                    2001
-------------------------------------------------------------------------------
  Total revenue...................................     $2,219,055
  Total benefits and expenses.....................        2,106,692
  Earnings (losses) of unconsolidated affiliates..          (6,055)

-------------------------------------------------------------------------------
  Income before federal income taxes..............        106,308

-------------------------------------------------------------------------------
  Federal income tax expense......................         40,756

-------------------------------------------------------------------------------
  Net income......................................     $    65,552

-------------------------------------------------------------------------------

  Net income per common share - basic and diluted.     $      2.48

-------------------------------------------------------------------------------


15o  SEGMENT INFORMATION
------------------------------------------------------------------------------
American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

Multiple Line
This segment derives its revenues from the sale of individual life, annuity, accident/health, and property/casualty products marketed through American National, ANTEX, ANPAC, ANGIC, ANPAC Lloyds, Farm Family Life, Farm Family Property/casualty and United Farm Family.

Home Service Division
This segment derives its revenues from the sale of individual life, annuity and accident/health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

Independent Marketing
This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

Health Division
This segment derives its revenues primarily from the sale of accident/health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

Senior Age Marketing
This segment derives its revenues primarily from the sale of Medicare Supplement plans, individual life, annuities, and accident/health insurance marketed through Standard Life and Accident Insurance Company.

Direct Marketing
This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

Credit Insurance Division
This segment derives its revenues principally from the sale of credit insurance products.

Capital and Surplus
This segment derives its revenues principally from investment instruments.

All Other
This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

(_) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

(_) Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.

(_) Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

(_) Gain or loss on the sale of investments is allocated to capital and surplus.

(_) Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

(_) Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.


Table 23 summarizes net income and various components of net income by operating segment for the years ended December 31, 2003, 2002, and 2001 (in thousands).

TABLE 23

                                                                                        Gain From
                                                   Net                                 Operations     Federal
-----------------------------------------------------------------------------------------------------------------------------------
                                   Premiums    Investment                                Before       Income
                                   and Other     Income       Expenses     Equity in     Federal        Tax
                                    Policy         and           and    Unconsolidated   Income       Expense        Net
                                    Revenue  Realized Gains   Benefits    Affiliates      Taxes      (Benefit)     Income
-----------------------------------------------------------------------------------------------------------------------------------
  2003
  Multiple Line..............    $ 1,137,770   $ 171,878 $  1,187,944 $   --      $121,704      $40,162      $81,542
  Home Service Division......        213,133      112,098      299,157          --      26,074   8,604        17,470
  Independent Marketing......         99,827     215,305    304,507        --      10,625             3,506   7,119
  Health Division............       192,749     9,123       192,449        --      9,423              3,110   6,313
  Credit Insurance Division..         99,167      17,553    101,562  --      15,158         5,002      10,156
  Senior Age Marketing.......        209,263       19,976     214,740      --      14,499             4,785   9,714
  Direct Marketing...........        35,256     3,823       39,590   --            (511 )        (169 )       (342 )
  Capital and Surplus........           975     81,565      14,650    4,017        71,907             23,621  48,286
  All Other..................        32,115     32,930      62,509          310         2,846         939          1,907

-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 2,020,255   $  664,251   $2,417,108     $ 4,327 $  271,725    $   89,560   $    182,165

-----------------------------------------------------------------------------------------------------------------------------------

  2002
  Multiple Line.................. $  992,294   $  165,405   $1,111,428     $    -- $  46,271     $   15,269 $ 31,002
  Home Service Division..........   212,990     113,582     294,304  --      32,268       10,648      21,620
  Independent Marketing..........    48,252     141,836     182,471  --            7,617              2,514        5,103
  Health Division................    225,305       9,201    225,326        --      9,180              3,029   6,151
  Credit Insurance Division......    73,600     17,939      76,454         --      15,085             4,978   10,107
  Senior Age Marketing...........   192,145     19,834      205,853        --      6,126              2,022        4,104
  Direct Marketing...............     32,520        3,508       33,922          --      2,106         695     1,411
  Capital and Surplus............     1,014     (67,686)    17,609          (10,487)      (94,768)     (30,149)     (64,619)
  All Other......................     32,337       29,138       58,887         362      2,950         974          1,976

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,810,457   $  432,757   $2,206,254     $(10,125)            $26,835       $    9,980 $ 16,855

--------------------------------------------------------------------------------------------------------------------------------

  2001
  Multiple Line.................. $ 787,431 $   144,631  $  933,066   $    --     $(1,004       )$    (331   )$    (673   )
  Home Service Division..........   212,344     113,384     287,222        --      38,506             12,707       25,799
  Independent Marketing..........    50,045     111,169  157,174           --      4,040              1,333        2,707
  Health Division................   250,802     8,274       276,458        --           (17,382)      (5,736)      (11,646)
  Credit Insurance Division......     66,042       17,718       71,753          --      12,007        3,962        8,045
  Senior Age Marketing...........   168,024     17,652      193,258        --           (7,582  )     (2,502)      (5,080)
  Direct Marketing...............    29,839     3,413       28,948         --       4,304             1,420        2,884
  Capital and Surplus............      1,065      90,809    19,376          (8,345)     64,153        26,669       37,484
  All Other......................    35,024     30,403      57,773          423    8,077              2,666   5,411

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,600,616    $ 537,453   $ 2,025,028     $ (7,922    )       $105,119      $    40,188  $
  64,931

-----------------------------------------------------------------------------------------------------------------------------------


There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.


Most of the operating segments provide essentially the same types of products.
Table 24 provides revenues within each segment by line of business for the years ended December 31, 2003, 2002, and 2001 (in thousands).

TABLE 24:  total revenues

                                                              Accident     Property
                                                                 and          and                                   Total
                                     Life        Annuity       Health      Casualty      Credit      All Other    Revenues
---------------------------------------------------------------------------------------------------------------------------------
  2003
  Multiple Line..................   $206,948     $36,733 $    17,888  $  1,048,079 $   --        $  --        $ 1,309,648
  Home Service Division..........   309,811      4,400   11,020      --           --            --            325,231
  Independent Marketing..........    43,406      271,726--           --           --            --            315,132
  Health Division................     2,628     --            199,245--           --            --            201,873
  Credit Insurance Division......         --           --           --           --      116,720     --          116,720
  Senior Age Marketing...........    28,819      2,966   197,454     --           --            --            229,239
  Direct Marketing...............    38,613      111     355        --           --            --      39,079
  Capital and Surplus............         --           --           --           --            --      82,539    82,539
  All Other......................    28,683      16,395  566        --           --       19,401      65,045

---------------------------------------------------------------------------------------------------------------------------------
                                    $658,908     $332,331     $426,528   $1,048,079     $116,720 $   101,940  $ 2,684,506

----------------------------------------------------------------------------------------------------------------------------------

  2002
  Multiple Line..................   $204,466     $ 36,636     $ 18,772   $  897,825     $      --     $     --  $1,157,699
  Home Service Division..........   310,532      5,359   10,681      --           --            --            326,572
  Independent Marketing..........    32,433      157,655--           --           --            --            190,088
  Health Division................     2,688     --            231,818--           --            --            234,506
  Credit Insurance Division......        --     --           --          --              91,539 --            91,539
  Senior Age Marketing...........    30,401      2,537   179,042     --           --            --            211,980
  Direct Marketing...............    35,524      109     395        --           --            --      36,028
  Capital and Surplus............        --     --           --          --             --            (66,671)   (66,671  )
  All Other......................    31,727      14,284  600        --           --       14,862      61,473

-----------------------------------------------------------------------------------------------------------------------------------
                                    $647,771     $216,580     $441,308   $  897,825     $  91,539     $(51,809) $2,243,214

----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  2001
  Multiple Line..................   $180,079     $ 31,806     $ 18,753   $  701,424     $      --     $     --  $  932,062
  Home Service Division..........   310,965      4,300   10,463      --           --            --            325,728
  Independent Marketing..........    20,949      140,265--           --           --            --            161,214
  Health Division................     3,904     --            255,172--           --            --            259,076
  Credit Insurance Division......         --           --           --           --       83,759     --          83,759
  Senior Age Marketing...........    31,515      2,135   152,026     --           --            --            185,676
  Direct Marketing...............    32,730      120     402        --           --            --      33,252
  Capital and Surplus............         --           --           --           --            --      91,874    91,874
  All Other......................    31,785      17,217  774        --           --       15,652      65,428

-----------------------------------------------------------------------------------------------------------------------------------
                                    $611,927     $195,843     $437,590   $  701,424     $  83,759     $107,526$ 2,138,069

-----------------------------------------------------------------------------------------------------------------------------------



The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All Other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.


Table 25 summarizes assets by operating segment for the years ended December 31, 2003 and 2002 (in thousands).

TABLE 25

                                      2003            2002
--------------------------------------------------------------------------------
  Multiple Line................  $  3,698,006    $   3,347,199
  Home Service Division........     1,867,163       1,851,604
  Independent Marketing........     5,229,124       2,597,365
  Health Division..............       595,663         729,344
  Credit Insurance Division....       448,474         431,618
  Senior Age Marketing.........       417,688         403,879
  Direct Marketing.............       105,530          98,650
  Capital and Surplus..........     1,917,681       1,782,503
  All Other....................       860,905         995,027

-------------------------------------------------------------------------------
                                 $ 15,140,234    $ 12,237,189

-------------------------------------------------------------------------------



The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. Of the total net premium revenue and policy account deposits during 2003, approximately 23% was written through that organization, which is included in the Independent Marketing operating segment. This compares with 11% and 4% in 2002 and 2001, respectively. Of the total business written by this one organization, the majority was policy account deposits for annuities.

16o  RECONCILIATION TO STATUTORY ACCOUNTING
--------------------------------------------------------------------------------
American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on a GAAP basis. Effective January 1, 2001, new codified statutory accounting principles were adopted. The adoption of the new principles resulted in an increase of $76,814,000 in the statutory capital and surplus, as reported in the following tables.


Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended
December 31, are as shown in Table 26 (in thousands).
TABLE 26
                                                                               2003              2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Statutory net income of insurance companies...................         $     71,386     $   413,775 $     32,070
  Net gain (loss) of non-insurance companies....................              75,971         (111,058)         5,310

-----------------------------------------------------------------------------------------------------------------------------------
  Combined net income...........................................         $   147,357 $    302,717    $37,380
  Increases (decreases):
    Deferred policy acquisition costs...........................             197,559         43,606   15,254
    Policyholder funds..........................................              (56,044)         (17,282)          26,188
    Deferred federal income tax benefit.........................               5,232         12,071   16,520
    Premiums deferred and other receivables.....................               (2,764)             (90)             (131)
    Gain on sale of investments.................................               (3,244)        (297,221)             118
    Change in interest maintenance reserve......................               1,817         6,871    74
    Asset valuation allowances..................................               5,100         (6,125  )         (16,648)
    Investment income...........................................               (3,037)          (4,467)           (3,817)
    Goodwill amortization.......................................                  --        --        (3,100   )
  Other adjustments, net........................................              (62,421)         10,678          (582    )
  Consolidating eliminations and adjustments....................              (47,390)         (33,903)           (6,325)

-----------------------------------------------------------------------------------------------------------------------------------
  Net income reported herein....................................         $   182,165 $    16,855     $64,931

-----------------------------------------------------------------------------------------------------------------------------------

                                                                               2003              2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Statutory capital and surplus of insurance companies..........         $ 2,631,329 $    2,483,320   $     2,415,330
  Stockholders equity of non-insurance companies................             622,576         512,343           504,144

-----------------------------------------------------------------------------------------------------------------------------------
  Combined capital and surplus..................................         $ 3,253,905 $    2,995,663   $     2,919,474
  Increases (decreases):
    Deferred policy acquisition costs...........................           1,065,958         874,495           829,216
    Policyholder funds..........................................             121,050         173,790  197,830
    Deferred federal income taxes...............................             (120,411)         (47,713)          (79,665)
    Premiums deferred and other receivables.....................              (90,456)         (87,707)          (87,615)
    Reinsurance in "unauthorized companies".....................              50,697         60,129   48,716
    Statutory asset valuation reserve...........................             360,410         322,125  362,952
    Statutory interest maintenance reserve......................              17,231         14,244   7,517
    Asset valuation allowances..................................               (8,398)         (27,151)          (37,502)
    Investment market value adjustments.........................              91,376         102,990           14,302
  Non-admitted assets and other adjustments, net................              (14,427)           8,625          149,137
  Consolidating eliminations and adjustments....................           (1,614,913)       (1,515,761)       (1,388,023)

-----------------------------------------------------------------------------------------------------------------------------------
  Stockholders' equity reported herein..........................         $  3,112,022     $  2,873,729     $ 2,936,339
-----------------------------------------------------------------------------------------------------------------------------------

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $41,885,000 at December 31, 2003, on deposit with appropriate regulatory authorities.
17o  RETIREMENT BENEFITS
-------------------------------------------------------------------------------
Pension Benefits
American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Home Service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension cost of $4,924,000 for 2001, $12,627,000 for 2002, and $15,346,000 for
2003.

The pension cost for the years ended December 31 is made up of the following, as shown in Table 27(in thousands).

TABLE 27
                                                2003         2002         2001
--------------------------------------------------------------------------------
  Service cost--benefits earned during period  $8,029       $7,211       $6,900
Interest cost on projected benefit
obligation                                   13,248       12,999          10,811
  Expected return on plan assets...........   (10,780)     (10,960)     (10,600)
  Amortization of past service cost........    3,715       2,921  361
  Amortization of transition asset.........        5       4      (2,616      )
  Amortization of actuarial loss...........    1,129       452    68

-------------------------------------------------------------------------------
                Total pension cost........   $15,346 $     12,627 $     4,924

-------------------------------------------------------------------------------


Table 28 sets forth the actuarial present value of benefit obligations, the funded status, and the amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans (in thousands).

TABLE 28
2003     2002

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Assets        Accumulated      Assets         Accumulated
                                                                   Exceed         Benefits        Exceed          Benefits
                                                                 Accumulated       Exceed       Accumulated        Exceed
                                                                  Benefits         Assets        Benefits          Assets
-----------------------------------------------------------------------------------------------------------------------------------
  Vested benefit obligation................................     $ (115,644)       $ (76,042)     $  (98,222)       $(67,764)

-----------------------------------------------------------------------------------------------------------------------------------

  Accumulated benefit obligation...........................     $ (119,066)       $ (76,042)     $ (101,432)       $(66,764)

-----------------------------------------------------------------------------------------------------------------------------------

  Projected benefit obligation.............................     $ (136,590)       $ (93,337)     $ (117,496)       $(84,911)
  Plan assets at fair value (long-term securities)..........        138,247          19,872        134,604            18,381

-----------------------------------------------------------------------------------------------------------------------------------
  Funded status:
   Plan assets in excess of projected benefit obligation....         1,657        (73,465) 17,108     (66,530) Unrecognized net loss
  23,885  .............................................5,021               13,633          608
   Prior service cost not yet recognized in periodic pension cost                --        20,258        --         23,972
   Unrecognized net transition asset at January 1, being recognized over 15 years        --              --              --
        --
   Adjustment required to recognize minimum liability.......             --         (12,040)             --          (7,498)
   Offset for intangible asset..............................             --         12,040          --             7,498
   Prepaid pension cost  included in other assets or other liabilities     $      25,542 $ (48,186)        $       30,741 $(41,950)

-----------------------------------------------------------------------------------------------------------------------------------

  Assumptions used at December 31 to determine benefit obligations:                  2003          2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
  Weighted-average discount rate on benefit obligation                               6.00%          6.72%          6.96%
  Expected long-term rate of return on plan assets                                   7.06%          7.06%          7.14%

-----------------------------------------------------------------------------------------------------------------------------------
  Assumptions used at December 31 to determine benefit costs:                        2003          2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
  Weighted-average discount rate on benefit obligation                               6.72%          6.96%          7.40%
  Rate of increase in compensation levels                                            3.86%          4.20%          4.80%
  Expected long-term rate of return on plan assets                                   7.06%          7.14%          7.00%

-----------------------------------------------------------------------------------------------------------------------------------

American National Employees Retirement Plan weighted-average asset allocations at December 31, 2003 and 2002, by asset category, are as summarized in Table 29.

TABLE 29

                                             Plan Assets
-------------------------------------------------------------------------------
                                            at December 31,
                                    2003 2002
-------------------------------------------------------------------------------
  Asset Category
  Equity securities..................    26.2%        18.9%
  Debt securities....................    69.8%        77.2%
  Other..............................     4.0%         3.9%

-------------------------------------------------------------------------------
  Total..............................   100.0%       100.0%

-------------------------------------------------------------------------------



The overall expected long-term rate-of-return-on-assets assumption is based upon a building block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National's policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

American National is not expected to contribute to the Retirement Plan in 2004, because the plan is over-funded.

Health Benefits
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65, and Medicare Supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65, and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $7,426,525 and $8,278,523 at December 31, 2003 and 2002, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American National's contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

Other Benefits
Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements. In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees, excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401K plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,204,817 for 2003, $2,270,694 for 2002, and $1,100,000 for 2001.

18o  COMMITMENTS AND CONTINGENCIES
-------------------------------------------------------------------------------
Commitments
American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2003, were approximately $5,903,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2003, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $134,914,000, all of which are expected to be funded in 2004. As of December 31, 2003, all of the mortgage loan commitments have interest rates that are fixed.

Guarantees
In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2003, was approximately $229,911,000, while the total cash values of the related life insurance policies was approximately $235,357,000.

Litigation
In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to discriminatory practices in life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. In addition, the pricing and sales practices on which the lawsuits are based have also been the focus of investigations by the various state insurance departments. American National is a defendant in similar lawsuits, and has been subject to various insurance department investigations. Management believes that American National has meritorious legal defenses against the lawsuits. Management has also been in discussions with various insurance departments to resolve the investigations. Management believes that the ultimate outcome of this litigation will not have a significant adverse effect on the financial condition of American National.

American Nationals' subsidiary, Standard Life and Accident Insurance Company, is a defendant in a class action lawsuit alleging fraud and misrepresentation involving the benefits to be paid under certain limited-benefit nursing home policies. Management believes that the company has meritorious legal defenses against this lawsuit. Therefore, no provision for possible losses on this case has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

Independent Auditor's Report on Supplementary Information
To the Stockholders and Board of Directors

American National Insurance Company

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002 and for each of the years in the three-year period ended December 31, 2003.

Our audit was made for the purpose of forming an opinion on the basic consolidated statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2003 and 2002 and for each of the years in the three-year period ended December 31, 2003, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.

KPMG LLP

Houston, Texas

February 6, 2004
American National Insurance Company and Subsidiaries

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (IN THOUSANDS)

December 31, 2003

          Column A                          Column B                            Column C                   Column D

                                                                                                         Amount at Which
                                                                                Market                     Shown in the
Type of Investment                          Cost  (a)                           Value                     Balance Sheet
  Fixed Maturities:
   Bonds Held-to-Maturity:
 United States Government and government agencies
 and authorities                          $       195,446                     $195,124                $    195,446
States, municipalities and political subdivisions 262,065                      272,321                     262,065
        Foreign governments                        10,763                       11,593                      10,763
        Public utilities                           802,109                     850,997                     802,109
        All other corporate bonds                6,117,677                    6,352,662                   6,117,677

    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                          20,163                        20,783                     20,783
 States, municipalities and political subdivisions 86,883                        91,916                     91,916
        Foreign governments                        14,962                        15,464                     15,464
        Public utilities                          411,224                        440,432                   440,432
        All other corporate bonds                 789,505                        838,277                   838,277
    Redeemable preferred stock                     49,145                         49,612                    49,612
          Total fixed maturities            $   8,759,942               $       9,139,181                $8,844,544

  Equity Securities:
    Common stocks:
        Public utilities            $              20,490               $         24,397                     24,397
        Banks, trust and insurance companies       86,000                        134,731                    134,731
        Industrial, miscellaneous and all other   645,719                        861,865                    861,865
          Total equity securities           $     752,209                   $  1,020,993                $  1,020,993


  Mortgage loans on real estate             $    955,360                          XXXXXX            $        955,360
  Investment real estate                         535,608                          XXXXXX                     535,608
  Real estate acquired in satisfaction of debt    34,084                          XXXXXX                      34,084
  Policy loans                                   332,743                          XXXXXX                     332,743
  Other long-term investments                    128,249                          XXXXXX                     128,249
  Short-term investments                         110,695                          XXXXXX                     110,695
          Total investments         $        "11,608,890 "                        XXXXXX            $      11,962,276
"


"(a)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs"
        and adjusted for amortization of premiums or accrual of discounts.


American National Insurance Company and Subsidiaries

              SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                (IN THOUSANDS)
American National Insurance Company and Subsidiaries

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                  Future Policy
                                Deferred   Benefits,             Other Policy
                                 Policy   Losses, Claims         Claims and
                               Acquisition  and Loss   Unearned   Benefits    Premium
Segment                           Cost      Expenses   Premiums   Payable     Revenue
------------------------       ---------    ---------   -------    -------     --------
2003
Multiple Line Marketing        $236,001    1,702,082   796,602    676,990    1,064,885
Home Service                    209,918    1,500,737     5,227     33,038      195,040
Independent Marketing           355,064    4,788,745       136     31,085       79,589
Health Insurance                  9,493       20,927     6,299    478,668      172,430
Credit Insurance                 82,360       15,967   244,391     24,023       91,062
Senior Age Marketing             79,167      232,076    42,718     80,138      208,881
Direct Marketing                 59,483       52,362       290      7,580       34,588
Capital and Surplus
All other                            --           --        --         --           --


Total                         1,065,958 $   8,627,388 $1,095,998 $1,338,185 $1,852,995
==================   =================    ================   ===============   =================


2002
Multiple Line Marketing        $ 222,833 $    1,615,189 476,654 $  785,654 $    924,219
Home Service                     230,362    1,480,509     4,287     34,660      195,216
Independent Marketing            181,582    2,391,517        65     20,789       20,789
Health Insurance                  11,501       21,211    8,452     580,484     193,993
Credit Insurance                  61,364        15,402   241,930     50,891       64,311
Senior Age Marketing              78,955      217,723    43,444     95,855      192,032
Direct Marketing                  51,439       48,936       265      6,894       31,896
Capital and Surplus                  --           --        --         --           --
All other                         36,459      319,305       354      6,836        8,621
    6                          ---------    ---------   -------  ---------    ---------
    Total                      $ 874,495 $  6,109,792 $ 775,451 $  1,581,970  1,640,822
                               ---------    ---------   -------  ---------    ---------


2001
Multiple Line Marketing        $ 210,931 $  1,543,800 $ 578,482 $  526,939 $    729,585
Home Service                     226,294    1,458,751     4,381     29,650      192,522
Independent Marketing            145,922    1,738,806        45     18,748       30,690
Health Insurance                  12,566       18,860    11,767    556,169      218,720
Credit Insurance                  72,276           --   252,047     51,207       58,308
Senior Age Marketing              77,182      199,360    39,740    107,444      174,666
Direct Marketing                  45,937       47,397       196      5,478       29,130
Capital and Surplus                   --           --        --     (4,044)          --
All other                         38,108      324,637       331      6,164        7,702
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 829,216 $  5,331,611 $ 886,989 $1,297,755 $  1,441,323
                               ---------    ---------   -------  ---------    ---------




2000
Multiple Line Marketing        $ 132,540 $    875,128 $ 251,972 $  244,187 $    470,240
Home Service                     232,075    1,438,917     4,560     34,316      193,252
Independent Marketing            144,708    1,491,296        32     17,750       49,784
Health Insurance                  15,493       20,392    14,111    219,774      231,347
Credit Insurance                  67,544          --    245,056     51,037       55,300
Senior Age Marketing              76,480      170,082    36,465     90,326      153,148
Direct Marketing                  39,289       45,901       223      4,837       27,268
Capital and Surplus                  --           --        --         --           --
All other                         39,755      326,249       316      6,691        8,364
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 747,884 $  4,367,965 $ 552,735 $  668,918 $  1,188,703
                               ---------    ---------   -------  ---------    ---------




                                               Benefits,   Amortization
                                              Claims, Losseof Deferred
                              Net and Policy Other
              Investment Settlement Acquisition                         Operating   premiums
Segment                          Income  (a)    Expenses      Costs     Expenses  (b) Written
-----------------------         ------------  -----------  -----------  ---------  -----------

2003
Multiple Line Marketing        171,878 $        848,728 $    119,219 $    165,963 $ 1,035,776
Home Service                   112,098          117,411       39,501      117,602          --
Independent Marketing          215,305           44,122       25,272        6,179          --
Health Insurance                 9,123          132,651        3,483        56,969         --
Credit Insurance                17,553           36,314       54,993         9,766     70,580
Senior Age Marketing            19,976          144,733        7,753        54,934         --
Direct Marketing                 3,823           20,912        7,277         8,208         --
Capital and Surplus             48,699               --           --         7,197         --
All other                       32,930           28,068           --        30,368         --
Total-------------------   -----------------   ---------------    -----------------   --------------
                               631,385 $         1,372,939 $  257,498 $    457,186 $1,106,356

2002
Multiple Line Marketing         $    165,405$    797,630 $    103,053$      148,348$  893,593
Home Service                         113,582      120,054      36,641        127,191      --
Independent Marketing                141,836       38,790      21,699        23,847          --
Health Insurance                       9,201      156,296       5,703        60,864        --
Credit Insurance                      17,939       24,313       32,433       4,786         --
Senior Age Marketing                  19,834      135,575       9,859        50,174        --
Direct Marketing                       3,508       18,019       6,843         7,401        --
Capital and Surplus                   63,267          --          --            26,123     --
All other                             28,938       29,748         --         26,123        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    563,510 $    1,320,425   216,231 $     464,665 $  893,593
                                ------------ ------------ ----------- ------------- ----------

2001
Multiple Line Marketing         $    147,598 $    659,010 $    87,281 $     113,677 $  705,869
Home Service                         118,773      117,743      31,835       116,011        --
Independent Marketing                116,213       41,110      21,177        24,878        --
Health Insurance                       8,307      195,305      17,730        56,908        --
Credit Insurance                      18,457       23,631       9,620        38,364        --
Senior Age Marketing                  18,784      123,191      11,042        44,019        --
Direct Marketing                       3,547       15,587       5,404         6,629        --
Capital and Surplus                   67,337           --          --        15,381        --
All other                             30,130       27,324          --        24,039        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    529,146 $  1,202,901 $   184,089 $     439,906 $  705,869
                                ------------ ------------ ----------- ------------- ----------

2000
Multiple Line Marketing         $     95,630 $    436,080 $    46,560 $      86,528 $  441,035
Home Service                         119,694      115,877      30,253       107,485        --
Independent Marketing                113,107       39,832      33,433        22,482        --
Health Insurance                       8,722      193,593      61,454        22,680        --
Credit Insurance                      17,010       22,776      55,998       (10,309)       --
Senior Age Marketing                  18,349      110,897       5,041        39,157        --
Direct Marketing                       3,906       16,524       4,050         6,190        --
Capital and Surplus                   72,891          --          --           (318)       --
All other                             29,780       27,889         --         16,387        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    479,089 $    963,468 $   236,789 $     290,282 $  441,035
                                ------------ ------------ ----------- ------------- ----------



(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

SCHEDULE IV - REINSURANCE
         (IN THOUSANDS)


                                                       Ceded to        Assumed                     Percentage of
                                         Gross           Other       from Other          Net       Amount Assumed
                                        Amount         Companies      Companies        Amount        to Net
                                     ------------     ----------     ----------      ----------     -----------

2003
Life insurance in force               58,301,547      18,767,137    $  434,863     $ 39,969,273           1.1%

Premiums:
Life insurance                           475,581          66,706         8,182          417,057           2.0%
Accident and health                      427,058         307,916       285,897          405,039          70.6%
Property and Liability                   997,874          68,445       101,470        1,030,899           9.8%
   Total                                1,900,513    $   443,067    $  395,549    $   1,852,995          21.3%
===================       ===============       ===============      ==================

2002
 Life insurance in force           $   55,642,502   $  16,278,521  $    861,159   $   40,225,140          2.1%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         412,919         51,485         9,262           370,696          2.5%
   Accident and health insurance          468,709        541,444         481,165         408,430         117.8%
   Property and liability insurance       883,644         44,630          22,682         861,696          2.6%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,765,272   $    637,559   $    513,109   $    1,640,822          31.3%
                                     ============     ==========     ==========      ===========



2001
 Life insurance in force           $   53,502,696   $ 14,819,652   $    910,942   $   39,593,986          2.3%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         415,149         67,021         11,248          359,376          3.1%
   Accident and health insurance          419,377        411,748        407,495          415,124         98.2%
   Property and liability insurance       702,406         50,683         15,100          666,823          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,536,932   $    529,452   $    433,843   $    1,441,323         30.1%
                                     ============     ==========     ==========      ===========


2000
 Life insurance in force           $   47,902,590   $ 12,573,404   $    873,996   $   36,203,182          2.4%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         405,161         61,820         13,603          356,944          3.8%
   Accident and health insurance          435,354        267,238        236,857          404,973         58.5%
   Property and liability insurance       457,480         40,448          9,754          426,786          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,297,995   $    369,506   $    260,214   $    1,188,703         21.9%
                                     ============     ==========     ==========      ===========

American National Insurance Company and Subsidiaries

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
           (IN THOUSANDS)


                                                                    Deductions - Describe
                                                                    ------------------------------
                                         Balance at    Additions        Amounts                       Balance at
                                        Beginning of   Charged to   Written off Due     Amounts        End of
Description                                Period       Expense     to Disposal  (a) Commuted  (b)     Period
--------------------------------       -------------  -----------  ----------------  -------------   ------------

2003
Investment valuation allowances:
Mortgages loans on real estate          11,958     $       ----    $        2,711   $     (1,219)   $     10,466
Investment real estate                  16,503             2,197    $        ----   $        ----         18,700
Investment in unconsolidated
affiliates                               7,955              ----             ----            7,260           695
Other assets                             2,124              ----             2,124            ----             0
     Total-----------------    -----------------   -----------------------  ----------------------   -----------
                                         38,540     $      2,197    $        4,835   $        6,041    $   29,861
2002
Investment valuation allowances:
  Mortgage loans on real estate        $     15,617  $            $ 2,446           $        1,591   $  11,580
  Investment real estate                     21,915                $ 2,190          $         ----      19,725
  Investment in unconsolidated
    affiliates                                5,268         ----              ----            ----       5,268
  Other assets                                2,124         ----              ----            2,098      26
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     44,924   $   0        $ 4,636          $        3,689   $  36,599
                                       =============  ===========  ================  =============   ============

2001
Investment valuation allowances:
  Mortgage loans on real estate        $     12,134   $      ----  $            18  $       (3,501)  $  15,617
  Investment real estate                     19,413          ----  $        (2,502) $          ----     21,915
  Investment in unconsolidated
    affiliates                                5,128          ----              ----           (140)      5,268
  Other assets                                1,022          ----              600          (1,702)      2,124
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     37,697   $        0   $        (1,884) $       (5,343)  $  44,924
                                       =============  ===========  ================  =============   ============

2000
Investment valuation allowances:
  Mortgage loans on real estate        $     19,833   $     ----   $         7,214  $          485   $  12,134
  Investment real estate                     19,447        1,711   $         1,745  $         ----      19,413
  Investment in unconsolidated
    affiliates                                5,006          122              ----            ----       5,128
  Other assets                                1,800        1,022             1,800            ----       1,022
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     46,086   $    2,855   $        10,759  $          485   $  37,697
                                       =============  ===========  ================  =============   ============


(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

PART C ITEM AND CAPTION

Items 24.  Financial Statements and Exhibits.

(a)         Financial Statements

1. Part A of the Registration Statement. Condensed financial information reflecting the value and number of units outstanding for each class of accumulation units of the Separate Account for the years ended December 31, 2001 through December 31, 2003.
2.          Part B of the Registration Statement
(a) The most recent audited financial statements of the Separate Account as of December 31, 2003 and for each of the years or periods presented.
The consolidated financial statements of the American National Insurance Company as of December 31, 2003 and for each of the years in the three-year period ended December 31, 2003.

(a)      Exhibits
Exhibit "1" -                     Copy of the resolutions of the Board
of Directors of the Depositor authorizing the establishment of the Registrant (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

 Exhibit "2" -                      Not applicable

Exhibit "3" - Distribution and Administrative Services Agreement (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "4" - Form of Variable Annuity Contract (previously filed with Form N-4 for this registration statement(number 333-33856 filed on February 24, 2003)

Exhibit "5" - Form of application used with any variable annuity contract(previously filed with pre-effective amendment number 1(number 333-33856) filed on August 7, 2001)

Exhibit "6a" - Copy of the Articles of Incorporation of the Depositor(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "6b" - Copy of the By-laws of the Depositor (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "7" - Reinsurance Contracts-Not Applicable

Exhibit "8a"- Form of American National Investment Account, Inc. Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8b" -Form of Variable Insurance Products Fund II Participation Agreement (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8c"-Form of Variable Insurance Products Fund III Participation Agreement (previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8d"-Form of T. Rowe Price International Series, Inc. T. Rowe Price
 Equity Series, Inc., and T. Rowe Price Fixed Income
Series, Inc. (previously filed with Form N-4 for this registration statement (number 333-33856 filed on April 3, 2000)

Exhibit "8e" Form of MFS Variable Insurance Trust Participation
Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8f" Form of Federated Insurance Series Fund Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit"8g" Form of Fred Alger American Fund Participation Agreement(previously filed with Form N-4 for this registration statement(number 333-33856 filed on April 3, 2000)

Exhibit "8h" Form of AIM Variable Investment Funds Participation Agreement (incorporated by reference to Registrant's Post Effective Amendment number four to registration statement number 333-30318 filed on April 29, 2004.)

Exhibit "9" - An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (filed herewith)

Exhibit "10" -Consent of independent accountants (filed herewith)

Exhibit "11" -                     Not applicable

Exhibit "12" -                     Not applicable

Exhibit "13" -                     Not applicable

Exhibit "14" Power of Attorney (filed herewith)

ITEM 25..DIRECTORS AND OFFICERS OF DEPOSITOR.
                                   -------

                                                                       Directors

Name                                                 Business Address

-------------------------------------------------------------------------------

George Richard Ferdinandtsen    American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

Irwin Max Herz, Jr.             Greer, Herz & Adams, L.L.P.
                                One Moody Plaza, 18th Floor
                                Galveston, Texas 77550

Robert Eugene Lucas             Gal-Tex Hotel Corporation
                                2302 Postoffice, Suite 504
                                Galveston, Texas 77550

Erle. Douglas McLeod            The Moody Foundation
                                2302 Postoffice, Suite 704
                                Galveston, Texas 77550

Frances Anne Moody-Dahlberg     The Moody Foundation
                                Highland Park Place
                                4515 Cole Avenue LB 34, Suite 500
                                Dallas, Texas 75205

Robert Lee Moody                2302 Postoffice, Suite 702
                                Galveston, Texas 77550

Russell Shearn Moody            American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

William Lewis Moody, IV         2302 Postoffice, Suite 502
                                Galveston, Texas 77550

James Daniel Yarbrough          Galveston County Judge
                                722 Moody
                                Galveston, Texas 77550

Officers

The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Name            .........       Office
----                            ------
Robert Lee Moody                Chairman of the Board and Chief
                                                               Executive Officer

George Richard Ferdinandtsen    President, Chief Operating Officer

David Alan Behrens              Executive Vice President, Independent
                                                                       Marketing

Robert Allen Fruend             Executive Vice President, Director of
                                                   Multiple Line Special Markets

Billy Joe Garrison              Executive Vice President, Director of
                                                           Home Service Division

Michael Wade McCroskey *        Executive Vice President, Investments
                                                                   and Treasurer

Gregory Victor Ostergren        Executive Vice President, Director of
                                                                   Multiple Line

James Edward Pozzi              Executive Vice President, Corporate
                                                                        Planning

Ronald Jay Welch                Executive Vice President and Chief
                                                                         Actuary

Charles Henry Addison           Senior Vice President, Systems Planning
                                                                   and Computing

Albert Louis Amato, Jr.         Senior Vice President, Life Insurance
                                                                  Administration

Glenn Clenton Langley           Senior Vice President, Human Resources

Stephen Edward Pavlicek         Senior Vice President and Controller

Steven Harvey Schouweiler       Senior Vice President, Health Insurance
                                                                      Operations

James Ray Thomason              Senior Vice President, Credit Insurance
                                                                      Operations

Gareth Wells Tolman             Senior Vice President, Corporate
                                                                         Affairs

John Mark Flippin               Secretary

Dwain Allen Akins               Vice President, Corporate Compliance

Julian Antkowiak                Vice President, Director, Computing
                                                                        Division

Paul Barber                     Vice President, Human Resources

Scott Frankie Brast *           Vice President, Real Estate Investments

David Danner Brichler *         Vice President, Mortgage Loan
                                                                      Production

Frank Vincent Broll, Jr.        Vice President and Actuary



William Franklin Carlton        Vice President and Assistant
                                                 Controller, Financial Reporting

James Arthur Collura            Vice President, Marketing Performance
                                                and Field Management Development

Richard Thomas Crawford         Vice President and Assistant
                                                  Controller, General Accounting

George Clayton Crume            Vice President, Brokerage Sales

Douglas Alton Culp              Vice President, Financial Institution

Gordon Dennis Dixon             Vice President, Stocks

Steven Lee Dobbe                Vice President, Broker Dealer Marketing

Debbie Stem Fuentes             Vice President, Health Claims

Franklin James Gerren           Vice President, Payroll Deduction

Bernard Stephen Gerwel          Vice President, Agency Automation

Joseph Fant Grant, Jr.          Vice President, Group Actuary

Rex David Hemme                 Vice President and Actuary

Michael Emmett Hogan            Vice President, Credit Insurance
                                                                      Operations

Charles Jordan Jones            Vice President, Health Underwriting/
                                                                    New Business

Dwight Diver Judy               Vice President, Financial Marketing

Dr. Harry Bertrand Kelso, Jr. Vice President and Medical Director

Gary Wayne Kirkham              Vice President, Director of Planning
                                                                     and Support

George Arthur Macke             Vice President, General Auditor

George William Marchand         Vice President, Life Underwriting

Dixie Nell McDaniel             Vice President, Home Service
                                                                  Administration

Meredith Myron Mitchell         Vice President, Director of
                                                            Life/Annuity Systems

James Walter Pangburn           Vice President, Credit Insurance/
                                                                 Special Markets

Edward Bruce Pavelka            Vice President, Life Policy
                                                                  Administration

Ronald Clark Price              Vice President, Multiple Line Chief
                                                          Life Marketing Officer

James Truitt Smith              Vice President, Pension Sales

James Patrick Stelling          Vice President, Group/Health Compliance

Kelly Marie Wainscott           Vice President, Alternative
                                                                    Distribution

William Henry Watson, III       Vice President, Chief Health Actuary

Malcolm Latimer Waugh, Jr.      Vice President, Life Claims

George Ward Williamson          Vice President, Asst. Director, Home
                                                                Service Division

Jimmy Lynn Broadhurst           Asst. Vice President, Director
                                                 Individual Health/Group Systems

Joseph James Cantu              Asst. Vice President and Illustration
                                                                         Actuary

Joseph Wayne Cucco              Asst. Vice President, Advanced Life
                                                                           Sales

Nancy Maureen Day               Asst. Vice President, Pension
                                                                  Administration

John Darrell Ferguson           Asst. Vice President, Creative Services

Douglas Neal Fullilove          Asst. Vice President, Director, Agents
                                                                      Employment

Barbara Jean Huerta             Asst. Vice President, Dir. of App.
                                Dev.- Financial and Admin. Systems

Kenneth Joseph Juneau           Asst. Vice President, Director,
                                                       Advisory Systems Engineer

Carol Ann Kratz                 Asst. Vice President, Human Resources

Doris Lanette Leining           Asst. Vice President, Life Underwriting

Bradley Wayne Manning           Asst. Vice President, General Manager
                                                                     Life Claims

Roney Gene McCrary              Asst. Vice President, Application
                                                            Development Division

James Brian McEniry             Asst. Vice President, Director of
                                                              Telecommunications

Zeb Marshall Miller, III        Asst. Vice President, Health
                                                                  Administration

Michael Scott Nimmons           Asst. Vice President, Associate General
                                                            Auditor, Home Office

Ronald Joseph Ostermayer        Asst. Vice President, Director of Group
                                                               Quality Assurance

Michael Christopher Paetz       Asst. Vice President, Director of Group
                                                              and MGA Operations

Robert Arthur Price             Asst. Vice President, Account
                                                       Executive/Special Markets

Judith Lynne Regini             Asst. Vice President, Corporate
                                                                      Compliance

Raymond Edward Pittman, Jr.     Asst. Vice President, Director of
                                                    Marketing/Career Development

Suzanne Brock Saunders          Asst. Vice President, Real Estate
                                                                        Services

Gerald Anthony Schillaci        Asst. Vice President and Actuary

Morris Joseph Soler             Asst. Vice President, HIPAA Privacy
                                                                         Officer

Clarence Ellsworth Tipton       Asst. Vice President and Assistant
                                                                         Actuary

Daniel Gilbert Trevino, Jr.     Asst. Vice President, Director,
                                                              Computing Services

James Alexander Tyra            Asst. Vice President, Life Insurance
                                                                         Systems

John Oliver Norton              Actuary

Richard Morris Williams         Life Product Actuary

Jeanette Elizabeth Cernosek     Assistant Secretary

                      Victor John Krc Assistant Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR THE REGISTRANT
            -------
The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. The Libbie Shearn Moody Trust owns approximately 37.46% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.3% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Ann Moody-Dahlberg, Robert
L. Moody and Ross Rankin Moody. Robert L. Moody is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company. Robert L. Moody has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, a Director and controlling shareholder.

The Moody National Bank is the trustee of the Libbie Shearn Moody
Trust and various other trusts which, in the aggregate, own approximately 46.6%
 of the outstanding stock of American National
Insurance Company. Moody Bank Holding Company, Inc. owns approximately 97% of the outstanding shares of The Moody National Bank.
Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc. The Three R Trusts, trusts created by Robert
L. Moody for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 33.0% and the Libbie Shearn Moody Trust owns 51.0% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation has the following wholly-owned subsidiaries, listed in alphabetical order:

              Gal-Tenn Hotel Corporation       LHH Hospitality, Inc.
              Gal-Tex Management Company       1859 Historic Hotels, Ltd.
         Gal-Tex Woodstock, Inc.          1859 Beverage Company
         Gal-Tex Hospitality Corporation
         Gal-Tex Management Hospitality Company

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  Alternative Benefit Management, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: ANTAC, Inc. owns all of the outstanding common stock.
-----------------------------------

Entity:  American Hampden Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 95% interest.
-----------------------------------

Entity: American National County Mutual Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Managed by American National Insurance Company.
-----------------------------------

Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.
------
Entity Form: a Mexico insurance company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity: American National of Delaware Corporation
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation
Entity Form: a Texas corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Delaware)
------
Entity Form: a Delaware corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Nevada)
------
Entity Form: a Nevada corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National General Insurance Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.

-----------------------------------

Entity:  American National Insurance Service Company
Entity Form: a Missouri corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity: American National Investment Accounts, Inc.
------
Entity Form: a Maryland corporation - registered investment company
-----------
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------
Also, American National Insurance Company and Securities Management and Research, Inc. own stock of the Company.

Entity: American National Life Holdings, Inc.
Entity Form: a Nevada Corporation
Ownership or Other Basis of Control: American National Insurance Company
owns all outstanding common stock;
-----------------------------------
Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of Texas
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Life Holdings, Inc.
-----------------------------------

Entity: American National Lloyds Insurance Company
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.
------------------------------------

Entity:  American National Promotora de Ventas, S.A. de C.V.
------
Entity Form: a Mexico marketing company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity:  American National Property and Casualty Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Holding
-----------------------------------
Company, LLC.

Entity: American National Property and Casualty Holding Company, LLC
------
Entity Form: a Nevada Limited Liability Company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns a 94% interest; Comprehensive
-----------------------------------
Investment Services, Inc. owns a 6% interest.

Entity:  American National Reinsurance Company
Entity Form: a Nevis corporation
Ownership or Other Basis of Control: 60% owned by American National Insurance
 Company.
-----------------------------------
Entity: Anford Pinnacle, L.P.
Form: A Texas limited Partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest
-----------------------------------
Entity:  AN/WRI Partnership, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L. P. owns an 80% limited partnership interest.
-----------------------------------

Entity:  ANDV 97, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  ANIND TX, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: ANDV 97, Inc. owns 100%.
------------------------------------------------------------------------------

-----------------------------------
Entity:  ANMEX International, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANMEX International Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANPAC General Agency of Texas
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------

Entity: ANPAC Lloyds Insurance Management, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.
------------------------------------

Entity:  ANPAC Louisiana Insurance Company
Entity Form: a Louisiana corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------
Entity:  ANPIN, L.P.
Entity Form:  a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle 99, Inc owns a 99% limited partnership interest. ANPIN owns a 1% general partnership interest.
-----------------------------------

Entity:  AN/WRI DEVCO #1, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns an 80% limited partnership interest
----------------------------------
Entity:  ANREM Corporation
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Securities
 Management and Research, Inc.
-----------------------------------

Entity:  ANTAC, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Comprehensive Investment Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Eagle 99, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  Eagle AN, L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc.
owns a .1% general partnership interest.
-----------------------------------
Entity:  Eagle Ind., L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest, and ANIND TX, Inc. owns a .1% general partnership interest.

Entity:  Eagle/WHTV, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P.. owns a 50% limited partnership interest.
-----------------------------------

Entity:  Farm Family Casualty Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Financial Services, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Holdings, Inc.
Entity Form: a Delaware corporation
Ownership or Other Basis of Control: 0.7% owned by Comprehensive Investment Services, Inc.; 94.3% owned by
-----------------------------------
American National Holdings, LLC; 5% owned by TMNY Investments, LLC.

Entity:  Farm Family Life Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Garden State Life Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Harbour Title Company
Entity Form: a Texas corporation
Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns
 50% of the outstanding stock.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund III, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund IV, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  I-10 Westview Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% interest.
-----------------------------------

Entity:  IAH 97 Joint Venture
Entity Form: a Texas general partnership
Ownership or Other Basis of Control: ANDV 97, Inc. has a 99% interest.
-----------------------------------

Entity:  Kearns Building Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 85% interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund II, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Loudoun Medical L.L.C. #1
------
Entity Form: a Maryland limited liability company
-----------
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.
-----------------------------------

Entity:  Pacific Property and Casualty Company
Entity Form: a California corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------
Entity:  McMillan/Miami, LLC
Entity Form: a FL limited liability company.
Ownership or Other Basis of Control: Wholly owned by Eagle AN, L.P.
-----------------------------------
Entity:  Panther Creek Limited Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a
 99% limited partnership interest.
-----------------------------------

Entity:  PCO Corporate Drive Limited Partnership
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 98% interest. ANIND TX, Inc. owns a 1% interest
-----------------------------------

Entity:  Preston 121 Partners, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 2% general partnership interest.
Eagle AN, LP owns a 98% limited partnership interest.
-----------------------------------

Entity:  R.A.A.B. of W. Va., Inc.
------
Entity Form: a West Virginia corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage,
 Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Casualty Insurance Company.
-----------------------------------

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.
------
Entity Form: a Massachusetts corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage, Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.
Entity Form: a New Hampshire corporation
Ownership or Other Basis of Control: 25% owned by Rural Agency and Brokerage,
Inc.
-----------------------------------

Entity:  Rutledge Partners, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 19% interest.
-----------------------------------

Entity: Securities Management and Research, Inc.
Entity Form: a Florida corporation - a registered broker-dealer and investment adviser
-----------
Ownership or Other Basis of Control: Wholly-owned subsidiary of American
 National Insurance Company.
-----------------------------------

Entity:  Servicios de Administracion American National, S.A. de C.V.
------
Entity Form: a Mexico administrative services company
-----------
Ownership or Other Basis of Control: ANMEX International Services, Inc. owns
 99.9%, ANMEX International, Inc.
-----------------------------------
owns 0.10%.

Entity: SM&R Investments, Inc.
Entity Form: a Maryland corporation
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------

Entity:  South Shore Harbour Development, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest. ANREM Corp. owns a 5%
-----------------------------------
general partnership interest.

Entity:  Standard Life and Accident Insurance Company
Entity Form: an Oklahoma insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Starvest Partners, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  TCV IV, L.P.
------
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Third and Catalina, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 49% limited partnership interest.
-----------------------------------

Entity:  Thomas Weisel Capital Partners, L.P.
Entity Form: a limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Timbermill, Ltd.
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.
-----------------------------------

Entity:  TMNY Investments, LLC
------
Entity Form: a Texas limited liability company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns approximately 17%; American National Property and Casualty Company owns approximately17%; approximately 66% owned by employees.

Entity:  Town and Country Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  United Farm Family Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Life Insurance Company.
-----------------------------------

                                    ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 16, 2004, there were 440 owners of the Contracts covered by this Registration Statement.

                            ITEM 28. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

         "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i)arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         ITEM 29. PRINCIPAL UNDERWRITERS

 (a) Securities Management and Research, Inc. serves as investment adviser to
(i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and
(ii) American National Investment Accounts, Inc. Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

(b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.



Name                                Position                           Principal Business Address

-------------------------------------------------------------------------------------------------------------------
David A. Behrens                    Director                           American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

Gordon D. Dixon                     Director,                          Securities Management and Research, Inc.
2450 South Shore Boulevard                  Senior Vice President,
League City, Texas 77573            Chief Investment Officer

G. Richard Ferdinandtsen Director American National Insurance Company One Moody
Plaza
Galveston, Texas 77550

R. Eugene Lucas                     Director                           Gal-Tex Hotel Corporation
2302 Postoffice Street, Suite 504
Galveston, Texas 77550

Michael W. McCroskey                Director, President,               Securities Management and Research, Inc.
2450 South Shore Boulevard                  Chief Executive Officer
League City, Texas 77573

Ronald J. Welch                     Director                           American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

Teresa E. Axelson                   Vice President, Secretary,         Securities Management and Research, Inc.
2450 South Shore Boulevard                  Chief Compliance Officer
League City, Texas 77573

Brenda T. Koelemay                  Vice President, Treasurer,         Securities Management and Research, Inc.
2450 South Shore Boulevard                  Chief Administrative
League City, Texas 77573                                    and Financial Officer

T.Brett Harrington                          Vice President, Securities
Management and Research, Inc.       Fund Marketing
2450 South Shore Boulevard
League City, Texas 77573

Ronald C. Price                     Vice President                     Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Andrew R. Duncan                   Vice President, Head of Mutual Funds
Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Anne M. LeMire                     Vice President, Head of Fixed Income
Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

John S. Maidlow            Vice President, Head of Portfolio Management
Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Emerson V. Unger                    Vice President, Marketing          Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Vicki R. Douglas                    Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Steven Douglas Geib                 Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Sally F. Praker                     Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Michele S. Lord                     Assistant Secretary                Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

(c) Not Applicable

                    ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

                                  ITEM 31. MANAGEMENT SERVICES - Not Applicable

                                                   ITEM 32. FEE REPRESENTATION

(a)Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information. (c)Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.
(d)The registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract.
(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the contract;
(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
      Section 403(b)(11) to the attention of the potential participants.
(4) Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(e) Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

                                                                      Signatures

 Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registrations statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 29th day of April, 2004.


                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                       (By:      American National Insurance Company

                                           By:__/s/ Robert L. Moody
                                                  Robert L. Moody,
                                                          Chairman of the Board,
                                                     and Chief Executive Officer

                                            By:__/s/ G. Richard Ferdinandsten
                                                        G. Richard Ferdinandsten
                                                                       President
                                                     And Chief Operating Officer

                          AMERICAN NATIONAL INSURANCE
                                                                         COMPANY
                                                                     (Depositor)

                                                      By:__/s/ Robert L. Moody
                                                  Robert L. Moody,
                                                         Chairman of the Board,
                                                     and Chief Executive Officer

                                            By:__/s/ G. Richard Ferdinandsten
                                                        G. Richard Ferdinandsten
                                                                       President
                                                     And Chief Operating Officer


attest:
/s/ J. Mark Flippim
--------------------------------
J. Mark Flippin, Secretary

         As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                                     Title                         Date


/s/ Michael W. McCroskey                  Executive Vice President
Michael W. McCroskey                  Investments (Principal Financial
4/29/04                                            Officer)

                                                           Senior Vice President
/s/Stephen E. Pavlicek                         and
Stephen E. Pavlicek            Controller (Principal Accounting Officer) 4/29/04

Signature                                   Title                           Date


                                         Chairman of the Board,
/s/Robert L. Moody
Robert L. Moody                     Director, President and Chief
4/29/04                                   Executive Officer

                                                                        Director
/s/ G. Richard Ferdinandsten
G. Richard Ferdinandtsen
4/29/04

                                                                        Director
Buddy Herz, Jr


/s/ By Dwain A. Akins*                               Director
Irwin M. Herz, Jr.
4/29/04

/s/ By Dwain A. Akins*
Eugene Lucas                                 Director                 4/29/04



E. Douglas McLeod Director


                                                                        Director
Frances Anne Moody


Russell. Moody

                                                                        Director
/s/ Dwain A. Akins*
W. L. Moody, IV Director 4/29/04

_______________________                        Director
James D. Yarbrough

*pursuant to a Power of Attorney dated April 23, 2004.